Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ULTRAPETROL BAHAMAS LTD
Entity Central Index Key	0001062781
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding	140,419,487
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 222,215	$ 34,096
Restricted cash	5,968	6,819
Accounts receivable, net of allowance for doubtful accounts of $1,916 and $841 in 2012 and 2011, respectively	36,487	30,993
Operating supplies and inventories	13,638	4,520
Prepaid expenses	5,973	3,212
Other receivables	22,532	26,392
Other current assets	177	101
Total current assets	306,990	106,133
NONCURRENT ASSETS
Other receivables	22,758	15,370
Restricted cash	1,464	1,483
Vessels and equipment, net	647,519	671,445
Dry dock	4,238	5,088
Investments in and receivables from affiliates	4,282	6,851
Intangible assets	801	976
Goodwill	5,015	5,015
Other assets	10,214	12,573
Deferred income tax assets	7,037	5,353
Total noncurrent assets	703,328	724,154
Total assets	1,010,318	830,287
CURRENT LIABILITIES
Accounts payable	32,450	32,824
Customer advances	15,175	19
Payable to related parties	3,761	1,158
Accrued interest	4,858	4,769
Current portion of long-term financial debt	129,031	21,504
Other current liabilities	13,470	13,614
Total current liabilities	198,745	73,888
NONCURRENT LIABILITIES
Long-term financial debt	388,521	491,489
Deferred income tax liabilities	12,441	12,951
Other liabilities	2,026	1,788
Deferred gain	2,086	0
Total noncurrent liabilities	405,074	506,228
Total liabilities	603,819	580,116
EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,419,487 and 30,011,628 shares outstanding in 2012 and 2011, respectively	1,443	339
Additional paid-in capital	490,850	272,302
Treasury stock: 3,923,094 shares at cost	(19,488)	(19,488)
Retained earnings (deficit)	(70,476)	(6,819)
Accumulated other comprehensive loss	(2,578)	(2,037)
Total Ultrapetrol (Bahamas) Limited stockholders' equity	399,751	244,297
Noncontrolling interest	6,748	5,874
Total equity	406,499	250,171
Total liabilities and equity	$ 1,010,318	$ 830,287

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Accounts receivable, allowance for doubtful accounts	$ 1,916	$ 841
EQUITY
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares outstanding (in shares)	140,419,487	30,011,628
Treasury stock, shares (in shares)	3,923,094	3,923,094

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 313,169		$ 304,482		$ 230,445
OPERATING EXPENSES (1)
Voyage and manufacturing expenses	(126,368)	[1]	(112,252)	[1]	(61,583)	[1]
Running costs	(128,059)	[1]	(112,355)	[1]	(89,339)	[1]
Depreciation and amortization	(43,852)	[1]	(39,144)	[1]	(34,371)	[1]
Administrative and commercial expenses	(32,385)	[1]	(29,604)	[1]	(27,051)	[1]
Loss on write-down of vessels	(16,000)	[1]	0	[1]	0	[1]
Other operating income, net	8,376	[1]	8,257	[1]	617	[1]
Operating expenses	(338,288)	[1]	(285,098)	[1]	(211,727)	[1]
Operating (loss) profit	(25,119)		19,384		18,718
OTHER INCOME (EXPENSES)
Financial expense	(35,793)		(35,426)		(25,925)
Financial loss on extinguishment of debt	(940)		0		0
Foreign currency (losses) gains, net	(2,051)		(2,552)		(492)
Financial income	6		332		399
(Loss) gains on derivatives, net	0		(16)		10,474
Investments in affiliates	(1,175)		(1,073)		(341)
Other, net	(661)		(621)		(875)
Total other income (expenses)	(40,614)		(39,356)		(16,760)
(Loss) Income from continuing operations before income taxes	(65,733)		(19,972)		1,958
Income taxes benefit (expense)	2,969		1,737		(6,363)
Loss from continuing operations	(62,764)		(18,235)		(4,405)
Loss from discontinued operations	0		0		(515)
Net loss	(62,764)		(18,235)		(4,920)
Net income attributable to noncontrolling interest	893		570		451
Net loss attributable to Ultrapetrol (Bahamas) Limited	(63,657)		(18,805)		(5,371)
Amounts attributable to Ultrapetrol (Bahamas) Limited:
Loss from continuing operations	(63,657)		(18,805)		(4,856)
Loss from discontinued operations	0		0		(515)
Net loss attributable to Ultrapetrol (Bahamas) Limited	$ (63,657)		$ (18,805)		$ (5,371)
(LOSS) PER SHARE OF ULTRAPETROL (BAHAMAS) LIMITED - BASIC AND DILUTED:
From continuing operations (in dollars per share)	$ (1.8)		$ (0.64)		$ (0.16)
From discontinued operations (in dollars per share)	$ 0		$ 0		$ (0.02)
Basic and diluted earnings per share (in dollars per share)	$ (1.8)		$ (0.64)		$ (0.18)
Basic and diluted weighted average number of shares (in shares)	35,382,913		29,547,365		29,525,025

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Operating expenses from related parties	$ 2,753	$ 4,622	$ 1,542

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (62,764)	$ (18,235)	$ (4,920)
Other comprehensive income (loss):
Reclassification of net derivative gains to revenues	0	0	(6,193)
Reclassification of net derivative gains to loss (gains) on derivatives, net	0	0	(10,710)
Reclassification of net foreign currency derivative gains to depreciation and amortization	(8)	(8)	(9)
Reclassification of net derivative losses on cash flow hedges to financial expense	889	1,129	401
Derivative (losses) gains on cash flow hedges	(1,441)	(2,588)	376
Other comprehensive income (loss), before tax	(560)	(1,467)	(16,135)
Income tax expense	0	0	0
Other Comprehensive income (loss), net of tax	(560)	(1,467)	(16,135)
Comprehensive loss	(63,324)	(19,702)	(21,055)
Comprehensive income attributable to noncontrolling interest	874	543	451
Comprehensive loss attributable to Ultrapetrol (Bahamas) Limited	$ (64,198)	$ (20,245)	$ (21,506)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2009	$ 338	$ 269,958	$ (19,488)	$ 17,357	$ 15,538	$ 4,880	$ 288,583
Balance (in shares) at Dec. 31, 2009	29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	0	1,266	0	0	0	0	1,266
Compensation related to restricted stock granted (in shares)	0
Other comprehensive loss	0	0	0	0	(16,135)	0	(16,135)
Net loss	0	0	0	(5,371)	0	451	(4,920)
Balance at Dec. 31, 2010	338	271,224	(19,488)	11,986	(597)	5,331	268,794
Balance (in shares) at Dec. 31, 2010	29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	1	1,078	0	0	0	0	1,079
Compensation related to restricted stock granted (in shares)	67,975
Other comprehensive loss	0	0	0	0	(1,440)	(27)	(1,467)
Net loss	0	0	0	(18,805)	0	570	(18,235)
Balance at Dec. 31, 2011	339	272,302	(19,488)	(6,819)	(2,037)	5,874	250,171
Balance (in shares) at Dec. 31, 2011	30,011,628						30,011,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	4	526	0	0	0	0	530
Compensation related to restricted stock granted (in shares)	407,859
Other comprehensive loss	0	0	0	0	(541)	(19)	(560)
Issuance of common stock	1,100	218,900	0	0	0	0	220,000
Issuance of common stock (in shares)	110,000,000
Fees and Issuance expenses	0	(878)	0	0	0	0	(878)
Net loss	0	0	0	(63,657)	0	893	(62,764)
Balance at Dec. 31, 2012	$ 1,443	$ 490,850	$ (19,488)	$ (70,476)	$ (2,578)	$ 6,748	$ 406,499
Balance (in shares) at Dec. 31, 2012	140,419,487						140,419,487

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (62,764)		$ (18,235)		$ (4,920)
Adjustments to reconcile net loss to total cash flows (used in) provided by operating activities:
Loss from discontinued operations	0		0		515
Depreciation of vessels and equipment	38,914		34,891		29,880
Amortization of dry docking	4,763		4,078		4,186
Expenditure for dry docking	(5,978)		(3,478)		(8,204)
(Loss) gains on derivatives, net	0		16		(10,474)
Debt issuance expense amortization	2,217		2,323		1,340
Financial loss on extinguishment of debt	940		0		0
Amortization of intangible assets	175		175		305
(Gain) on sale of vessels	(3,564)		0		(724)
Net losses from investments in affiliates	1,175		1,073		341
Allowance for doubtful accounts	1,266		598		359
Loss on write-down of vessels	16,000	[1]	0	[1]	0	[1]
Share - based compensation	530		1,079		1,266
(Increase) decrease in assets:
Accounts receivable	(6,760)		(6,916)		(8,632)
Other receivables, operating supplies and inventories and prepaid expenses	(13,599)		(12,302)		(2,827)
Other	3,109		(2,261)		1,369
Increase (decrease) in liabilities:
Accounts payable and customer advances	18,515		10,324		10,661
Other payables	1,126		3,407		6,403
Net cash (used in) provided by operating activities from continuing operations	(3,935)		14,772		20,844
Net cash (used in) operating activities from discontinued operations	0		(15)		(1,950)
Total cash flows (used in) provided by operating activities	(3,935)		14,757		18,894
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of vessels and equipment ($10,904 in 2012 for barges built, sold and leased-back)	(50,920)		(97,863)		(105,247)
Proceeds from disposals of vessels, net ($13,020 in 2012 for barges sold and leased-back)	16,870		0		36,584
Other investing activities, net	1,537		0		12,574
Net cash (used in) investing activities from continuing operations	(32,513)		(97,863)		(56,089)
Net cash provided by investing activities from discontinued operations	0		0		1,950
Total cash flows (used) in investing activities	(32,513)		(97,863)		(54,139)
CASH FLOWS FROM FINANCING ACTIVITIES
Scheduled repayments of long-term financial debt	(20,930)		(13,286)		(11,292)
Early repayment of long-term financial debt	(23,911)		0		0
Short-term credit facility borrowings	8,275		10,500		0
Short-term credit facility repayments	0		(25,500)		0
Proceeds from issuance of common stock, net of expenses	219,122		0		0
Proceeds from long-term financial debt	41,125		41,900		25,000
Proceeds from issuance of 7.25% Senior Convertible Notes, net of issuance costs	0		0		76,095
Other financing activities, net	886		(1,982)		(2,189)
Net cash provided by financing activities	224,567		11,632		87,614
Net increase (decrease) in cash and cash equivalents	188,119		(71,474)		52,369
Cash and cash equivalents at the beginning of year (including $289, $304 and $304 related to discontinued operations)	34,096		105,570		53,201
Cash and cash equivalents at the end of year (including $289, $289 and $304 related to discontinued operations)	$ 222,215		$ 34,096		$ 105,570

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Purchases of barges built, sold and leased-back	$ 10,904
Proceeds from sale of barges sold and leased-back	13,020
Cash and cash equivalents, discontinued operations	$ 289	$ 289	$ 304	$ 304

NATURE OF OPERATIONS AND CORPORATE ORGANIZATION	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION
1.	NATURE OF OPERATIONS AND CORPORATE ORGANIZATION

Nature of operations

Ultrapetrol (Bahamas) Limited ("Ultrapetrol Bahamas", "Ultrapetrol", "the Company", "us" or "we") is a company organized and registered as a Bahamas Corporation since December 1997.

We are a shipping transportation company serving the marine transportation needs of our clients in the markets on which we focus.  We serve the shipping markets for containers, grain soybean, forest products, minerals, crude oil, petroleum, and refined petroleum products, as well as the offshore oil platform supply market, through our operations in the following three segments of the marine transportation industry.  In our River Business we are an owner and operator of river barges and push boats in the Hidrovia region of South America, a region of navigable waters on the Parana, Paraguay and Uruguay Rivers and part of the River Plate, which flow through Brazil, Bolivia, Uruguay, Paraguay and Argentina. The Company also has a shipyard that should promote organic growth and from time to time make external sales. In our Offshore Supply Business we own and operate vessels that provide logistical and transportation services for offshore petroleum exploration and production companies, in the coastal waters of Brazil and the North Sea.  In our Ocean Business, we are an owner and operator of oceangoing vessels that transport petroleum products and a container line service in the Argentine cabotage trade.

Issuance of common stock

On December 12, 2012, we entered into an investment agreement with Sparrow Capital Investments, Ltd, or Sparrow, a subsidiary of Southern Cross Latin America Private Equity Fund III, L.P. and Southern Cross Latin America Private Equity Fund IV, L.P., or Southern Cross, pursuant to which we sold 110,000,000 shares of newly issued common stock to Sparrow at a purchase price of $2.00 per share, or the Sparrow Investment and received net proceeds of $219,122.  Concurrently, Sparrow designated Sparrow CI Sub Ltd. to receive 16,060,000 shares of common stock of Ultrapetrol.  In connection with the investment agreement, the Company (1) made certain amendments to its Articles and Memorandum of Association at the time of closing, and (2) entered into a registration rights agreement for the shares purchased by Sparrow and shares currently owned by Inversiones Los Avellanos S.A. ("Los Avellanos") and Hazels (Bahamas) Investments Inc. ("Hazels"), two existing shareholders of the Company.

In addition, in connection with the Sparrow Investment, Sparrow entered into a Shareholders' Agreement with Los Avellanos and Hazels (the "Shareholders' Agreement") regarding, among other things, the governance of the Company and the transfer of shares of common stock held by the parties, and which includes the following provisions:

-
For an initial period of six months after December 12, 2012, subject to extension or termination at discretion of Sparrow, at any time, Los Avellanos and Hazels have together the right to appoint four directors to the Company's board of Directors, and Sparrow has the right to appoint two directors to the Company's board of Directors.

-
Subsequent to the termination of this initial period, Los Avellanos and Hazels will together have the right to appoint two directors to the Company's board of Directors, and Sparrow will have the right to appoint four directors to the Company's board of Directors.

-	A seventh, independent director is jointly agreed by the parties.

-	The Shareholders' Agreement includes corporate governance provisions that require six directors to approve certain actions by the Company.

-
Los Avellanos and Hazels agree to vote their shares of common stock in the same manner as Sparrow, except for any matter that requires, but does not obtain, the approval of six directors of the Company, as required by the Shareholders' Agreement.

-
Los Avellanos and Hazels on the one hand and Sparrow on the other hand have a right of first offer on the shares of common stock held by the other party along with customary "tag-along" rights. Sparrow also has certain "drag-along" rights with respect to the shares of common stock held by Los Avellanos and Hazels. These drag-along rights take effect beginning four years after the closing date and only if Sparrow fails to achieve certain investment returns.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

a)	Basis of presentation and principles of consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The consolidated financial statements include the accounts of the Company and its subsidiaries, both majority and wholly owned. Significant intercompany accounts and transactions have been eliminated in this consolidation.  Investments in 50% or less owned affiliates, in which the Company exercises significant influence, are accounted for by the equity method.

b)	Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the years.  Significant estimates have been made by management, including the allowance for doubtful accounts, insurance claims receivable, useful lives and valuation of vessels, hedge accounting, recoverability of tangible and intangible assets and certain accrued liabilities.  Actual results may differ from those estimates.

c)	Revenues and related expenses

Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, prices are fixed or determinable and collection is reasonably assured.

The primary source of the Company's revenue, freight transportation by river barges, ocean-going vessels or PSVs, is recognized based on time charters, bareboat charters, consecutive voyage charters or affreightment / voyage contracts.

Revenue from time charters and bareboat charters is earned and recognized on a daily basis.  Revenue from affreightment / voyage contracts and consecutive voyage charters is recognized based upon the percentage of voyage completion.  In our River Business, a voyage is deemed to commence upon the departure of the discharged barge of the previous voyage and is deemed to end upon the completion of discharge of the current voyage.  The percentage of voyage completion is based on the miles transited at the balance sheet date divided by the total miles expected for the voyage.  The position of the barge at the balance sheet date is determined by locating the position of the pushboat with the barge in tow through the use of a global positioning system ("GPS").

The Company does not begin recognizing revenue if the charter agreement has not been entered into with the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Demurrage income represents charges made to the charterer when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The recognition of revenue due to shortfalls on take or pay contracts occurs at the end of each declaration period. A declaration period is defined as the time period in which the contract volume obligation was to be met. If the volume was not met during that time period, then the amount of billable revenue resulting from the failure to perform will be calculated and recognized as it is billed.

Vessel voyage costs, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements.  The commissions paid in advance are deferred and amortized over the related voyage charter period to the extent commissions are earned as the Company's revenues are earned.  Bunker expenses are capitalized when acquired as operating supplies and subsequently charged to voyage expenses as consumed.  All other voyage expenses and other vessel operating expenses are expensed as incurred.

From time to time we provide ship salvage services under Lloyd's Standard Form of Salvage Agreement ("LOF"). The Company recognizes costs as incurred on these LOF services.  Revenue is recorded at the time the LOF settlement or arbitration award occurs.  In those cases where a minimum salvage remuneration is guaranteed or determined by contract then such minimum amount is recognized in revenue when services are rendered.

In its River Business the Company uses the completed contract method for river barges built which typically have construction periods of 30 days or less. Contracts are considered complete when title has passed, the customer has technically accepted the river barges and the Company does not retain risks or rewards of ownership of the river barges. Losses are accrued if manufacturing costs are expected to exceed manufacturing contract revenue.

Manufacturing expenses are primarily comprised of steel cost, which is the largest component of our raw materials, and the cost of labor.

The Company accounts for multiple element arrangements, in accordance with ASC 605-25.  For such transactions, revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element, and fair value is determined by vendor-specific objective evidence of fair value (VSOE).

d)	Foreign currency translation

The Company uses the US dollar as its functional currency.  Receivables and payables denominated in foreign currencies are translated into US dollars at the rate of exchange at the balance sheet date, while revenues and expenses are translated using the average exchange rate for each month.

Certain subsidiaries enter into transactions denominated in currencies other than their functional currency.  Changes in currency exchange rates between the functional currency and the currency in which a transaction is denominated are included in the consolidated statements of operations in the period in which the currency exchange rate changes.

e)	Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  Cash equivalents consist of money market instruments and interest-bearing deposits.  The credit risk associated with cash and cash equivalents is considered to be low due to the high credit quality of the financial institutions with which the Company operates.

f)	Restricted cash

Certain of the Company's loan agreements require the Company to fund:  (a) a loan retention account equivalent to the next loan installment (depending on the frequency of the repayment elected by the Company, i.e. quarterly or semi annually) plus interest which is used to fund the loan installments coming due, (b) a drydocking account which is restricted for use and can only be used for the purpose of paying for drydocking or special survey expenses and (c) cash deposits required as collateral with certain banks under the Company's borrowing arrangements.

g)	Accounts receivable

Most of the Company's accounts receivable are due from international oil companies, international grainhouses, traders and mining companies.  The Company performs ongoing credit evaluations of its trade customers and generally does not require collateral. The Company routinely reviews its accounts receivables and makes provisions for probable doubtful accounts; however, those provisions are estimates and actual results could differ from those estimates and those differences may be material. Trade receivables are deemed uncollectible and removed from accounts receivable and the allowance for doubtful accounts when collection efforts have been exhausted.

Accounts receivable from one customer of Ultrapetrol Ocean and Offshore Supply Business accounted for 27% of total consolidated accounts receivable as of December 31, 2012.

Accounts receivable from one customer of Ultrapetrol Ocean and Offshore Supply Business accounted for 24% and one customer of Ultrapetrol River Business accounted for 17% of total consolidated accounts receivable as of December 31, 2011.

Changes in the allowance for doubtful accounts for the three years ended December 31, 2012, were as follow:

	For the years ended December 31,
	2012	2011	2010

Balance at January 1	$841	$555	$411
Provision	1,559	598	377
Recovery	(293)	-	(18)
Amounts written off (1)	(191)	(312)	(215)
Balance at December 31	$1,916	$841	$555

(1)	Accounts charged to the allowance when collection efforts cease.

h)	Concentrations of credit risk

The Company is exposed to concentrations of credit risk associated with its cash and cash equivalents, restricted cash and derivative instruments. The Company minimizes its credit risk relating to these positions by monitoring the financial condition of the financial institutions and counterparties involved and by primarily conducting business with large, well-established financial institutions and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its significant counterparties. The Company is also exposed to concentrations of credit risk relating to its receivables due from customers in the industries in which operates. The Company does not generally require collateral or other security to support its outstanding receivables. The Company minimizes its credit risk relating to receivables by performing ongoing credit evaluations and, to date, credit losses have not been material.

i)	Insurance claims receivable

Insurance claims receivable comprise claims submitted relating to hull and machinery (H&M), protection and indemnity (P&I), loss of hire (LOH) and strike insurance coverage.  They are recorded when the recovery of an insurance claim is probable.  Deductible amounts related to covered incidents are expensed in the period of occurrence of the incident.  The credit risk associated with insurance claims receivable is considered low due to the high credit quality and funded status of the insurance underwriters and P&I clubs in which the Company is either a client or a member.  Insurance claims receivable, included in other receivables in the accompanying balance sheets, amounts to $6,017 and $4,531 at December 31, 2012 and 2011, respectively.

j)	Operating supplies and inventories

Operating supplies and inventories are carried at the lower of cost or market and consist of the following:

	At December 31,
	2012	2011

River barges in progress and raw material related to barge production for sale to third parties	$10,019	$-
Fuel and supplies	3,619	4,520
	$13,638	$4,520

k)	Vessels and equipment, net

Vessels and equipment are stated at cost less accumulated depreciation.  This cost includes the purchase price and all directly attributable costs (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods).  Subsequent expenditures for conversions renewals or major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the safety of the vessels.

New barges built for the River Business segment in our own shipyard in Punta Alvear, Argentina are capitalized at cost.

Depreciation is computed net of the estimated scrap value which is equal to the product of each vessel's lightweight tonnage and estimated scrap value per lightweight ton and is recorded using the straight-line method over the estimated useful lives of the vessels.  Acquired secondhand vessels are depreciated from the date of their acquisition over the remaining estimated useful life.

From time to time, the Company acquires vessels which have already exceeded the Company's useful life policy, in which case the Company depreciates such vessels based on its best estimate of such vessel's remaining useful life, typically until the next survey or certification date.

Improvements to leased property are amortized over the shorter of their economic life or the respective lease term.

The estimated useful life of each of the Company's major categories of assets is as follows:

Useful life (in years)

Ocean-going vessels	24 to 27
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

However, when regulations place limitations over the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective. Currently, these regulations do not affect any of our vessels.

At the time vessels are disposed of, the assets and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recorded in other operating income.

Long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying value of the asset.  The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each vessel in the Ocean and Offshore Supply Business and as a fleet in the River Business and compares them to their carrying value. The cash flow period is based on the remaining lives of the vessels or the fleet, which range from 4 to 24 years.  The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days. The Company estimates the daily time charter equivalent for the unfixed days based on the historical average for similar vessels and utilizing available market data for time charter and spot market rates and forward freight agreements over the remaining estimated life of the vessel, net of brokerage commissions, expected outflows for assets' maintenance and assets' operating expenses (including planned drydocking and special survey expenditures),  and fleet utilization ranging from 93% to 99%. The salvage value used in the impairment test is estimated in $405 (four hundred and five U.S. dollars) per light weight ton (LWT) in accordance with the Company's assets' depreciation policy. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree. Charter rates may remain at depressed levels for some time which could adversely affect the Company's revenue and profitability, and future assessments of asset impairment. As a result of the impairment review, the Company determined that the carrying amounts of its assets were recoverable, and therefore, concluded that no impairment loss was necessary for 2010, 2011 and 2012, except for the charge described below.

During the year ended December 31, 2012, the Company recorded an impairment charge totaling $16,000 to write down the carrying amount of its product tanker M/V Amadeo to its estimated fair value. The write down was as a consequence of the level of distress in the tanker market, and its high operational costs.

l)	Dry dock costs

The Company's vessels must be periodically drydocked and pass inspections to maintain their operating classification, as mandated by maritime regulations.  Costs incurred to drydock a vessel / pushboat are deferred and amortized using the straight-line method over the period to the next drydock, generally 24 to 36 months.  Drydocking costs incurred are comprised of: painting the vessel's hull and sides, recoating cargo and fuel tanks, and performing other engine and equipment maintenance activities to bring the vessel into compliance with classification standards.  The unamortized portion of dry dock costs for vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

Expenditures for maintenance and minor repairs are expensed as incurred.

m)	Investments in affiliates

These investments are accounted for by the equity method. At December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, this includes our interest in 50% of Obras Terminales y Servicios S.A. ("OTS S.A.") and in 49% of Marítima Sipsa S.A.

At December 31, 2011 and for the years ended December 31, 2011 and 2010 it also includes our interest in 50% of Puertos del Sur S.A.  As described in Note 4, during 2012 the Company purchased the other 50% of Puertos del Sur S.A.

n)	Identifiable intangible assets

The Company's intangible assets arose as a result of the Ravenscroft acquisition in 2006, and consist principally of a safety management system which is being amortized over its useful life of eight years using the straight-line method.

Accumulated amortization at December 31, 2012 and 2011 amounted to $1,181 and $1,006, respectively and amortization for the three years in the period ended December 31, 2012 amounted to $175, $175 and $305, respectively.  Amortization of intangible assets for the five years subsequent to December 31, 2012 is expected to be $175 in 2013 and $44 in 2014.

o)	Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired.  The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests.  The Company's impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to the reporting unit.  To determine the fair value of the reporting unit, the Company uses a discounted future cash flow ("DCF") approach that uses estimates for revenue, costs and appropriate discount rates, among others.  These various estimates are reviewed each time the Company tests goodwill for impairment and many are developed as part of the Company's routine business planning and forecasting process.  The Company believes its estimates and assumptions are reasonable; however, variations from those estimates could produce materially different results.

p)	Other assets

This account corresponds to costs incurred to issue debt net of amortization costs, which are being amortized over the term of the debt using the effective interest rate method.  Any unamortized balance of costs relating to debt repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt modifications and extinguishment.  Amortization for debt issuance expense for the three years in the period ended December 31, 2012 totaled $2,217; $2,323 and $1,340, respectively, and is included in financial expense in the accompanying consolidated statements of operations.

q)	Accounts payable

Accounts payable at December 31, 2012 and 2011 consists of insurance premium payables, operating expenses, among others.

r)	Deferred gains -- River barges sale-leaseback transactions

The Company has entered into a river barges sale-leaseback transaction (Note 15) with a finance company.  Gains are deferred to the extent of the present value of future minimum lease payments and are amortized as reductions to rental expense over the applicable lease term.  Deferred gains activity related to these transactions for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$-
Deferred gains arising from sales	2,116
Amortization of deferred gains included in operating expenses as reduction to rental expense	(30)
Balance at end of the year	$2,086

s)	Comprehensive loss

The components of accumulated other comprehensive loss in the consolidated balance sheets were as follows:

	At December 31,
	2012	2011

Unrealized net losses on interest rate collar	$(1,958)	$(1,727)
Unrealized net losses on interest rate swaps	(803)	(482)
Unrealized net gains on EURO hedge	137	145
Accumulated other comprehensive loss	(2,624)	(2,064)

Amounts attributable to noncontrolling interest	(46)	(27)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(2,578)	$(2,037)

At December 31, 2012, the Company expects that it will reclassify $996 of net losses on interest rate collar and interest rate swaps from accumulated other comprehensive loss to earnings during the next twelve months related to the payments of interest of our variable interest rate debt that will affect earnings for 2013.

t)	Derivative financial instruments

The Company from time to time uses derivative financial instruments to reduce risk from foreign currency fluctuations, changes in spot market rates for oceangoing vessels, changes in interest rate and changes in bunker fuel prices.

The Company recognizes all of its derivative instruments as either assets or liabilities in the balance sheet at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For derivative financial instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative financial instrument is reported as a component of other comprehensive loss and reclassified into earnings in the same line item associated with the hedged transaction in the same period or periods during which the hedged transaction affects earnings.  The ineffective portion of a derivative's change in fair value is immediately recognized in income.

Derivative financial instruments that are not designated as hedges for accounting purposes are adjusted to fair value through income.

u)	Loss per share

Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the relevant periods net of shares held in treasury.  Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares result in the issuance of such shares.  In determining dilutive shares for this purpose the Company assumes, through the application of the treasury stock and if-converted methods, all restricted stock grants have vested, all common shares have been issued pursuant to the exercise of all outstanding stock options and all common shares have been issued pursuant to the conversion of all outstanding convertible notes.

For the three years in the period ended December 31, 2012, the Company had a net loss from continuing operations and therefore the effect of potentially dilutive securities was antidilutive.

The following outstanding equity awards are not included in the diluted net loss per share calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2012	2011	2010

Stock options	459,000	349,000	349,000
Restricted stock	329,000	705,000	520,000
Convertible debt	13,051,000	13,051,000	13,051,000
Total	13,839,000	14,105,000	13,920,000

The following table sets forth the computation of basic and diluted loss per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2012	2011	2010

Loss from continuing operations	$(63,657)	$(18,805)	$(4,856)
Loss from discontinued operations	-	-	(515)
Net loss	$(63,657)	$(18,805)	$(5,371)

	For the years ended December 31,
	2012	2011	2010

Basic and diluted weighted average number of shares	35,382,913	29,547,365	29,525,025

Basic and diluted loss per share:
From continuing operations	$(1.80)	$(0.64)	$(0.16)
From discontinued operations	-	-	(0.02)
	$(1.80)	$(0.64)	$(0.18)

v)	Stock compensation

Stock-based compensation cost is measured at the date of grant, based on the calculated fair value of the award, and is recognized as expense over the employee's service period, which is generally the vesting period of the equity grant. The fair value of performance based restricted common stock awards that are probable of being earned is expensed over the performance periods as the awards vest.  The Company does not estimate forfeitures in its expense calculations as forfeiture history has been minor.

w)	Other operating income, net

For the three years in the period ended December 31, 2012, this account includes:

	For the years ended December 31,
	2012	2011	2010

Arbitration award (1)	$-	$4,748	$-
Gain on sale of vessels, net	3,564	-	724
Claims against insurance companies, net (2)	3,901	3,543	(46)
Other	911	(34)	(61)
	$8,376	$8,257	$617

(1)
One of our subsidiaries in the River Business, UABL Paraguay S.A., made a claim against a former customer in an arbitration proceeding where we claim damages for non performance under a transportation contract. On December 2, 2011 a final amount of $5,308 was awarded to the Company, which was collected on December 21, 2011. Due to the disputed nature of the claim, the Company had not recognized any income related to the claim and now since the arbitration proceeding was favorably settled and collected recognizing an income of $4,748, after deducting related legal fees of $560.

(2)	Corresponds to loss of hire insurance claims.

x)	Income taxes

The Company accounts for deferred income taxes under the liability method.  Under this method, deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes.  Deferred tax assets are recognized for all deductible temporary differences and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the deferred tax assets will be realized.  Deferred tax is measured based on tax rates and laws enacted or substantively enacted at the balance sheet date in any jurisdiction.

Income tax regulations in the different countries in which we operate are subject to interpretation by taxing authorities.  As a result, our judgment in the determination of uncertain income tax positions could be interpreted differently.  In this sense, the income tax returns of our primary income tax jurisdictions remain subject to examination by related tax authorities.  The tax returns are open to examination from 3 to 7 years.

y)	Accounting standards recently adopted

On January 1, 2012, we adopted an update issued by the Financial Accounting Standards Board, or FASB to existing guidance on the presentation of comprehensive income. This update requires the presentation of the components of net loss and other comprehensive income (loss) either in a single continuous statement or in two separate but consecutive statements. Net loss and other comprehensive income (loss) has been presented in two separate but consecutive statements for the current reporting period and prior comparative period in our consolidated financial statements.

DRY DOCK	12 Months Ended
Dec. 31, 2012
DRY DOCK [Abstract]
DRY DOCK
3.	DRY DOCK

The capitalized amounts in dry dock at December 31, 2012 and 2011 were as follows:

	At December 31,
	2012	2011

Original book value	$23,699	$19,786
Accumulated amortization	(19,461)	(14,698)
Net book value	$4,238	$5,088

For the three years ended December 31, 2012 amortization expense was $4,763, $4,078 and $4,186, respectively.

VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
4.	VESSELS AND EQUIPMENT, NET

The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2012 and 2011 were as follows:

	At December 31,
	2012	2011

Ocean-going vessels	$115,375	$127,468
River barges and pushboats	411,820	398,391
PSVs	223,032	199,453
Advances for PSV construction	53,496	68,149
Furniture and equipment	11,822	10,458
Building, land, operating base and shipyard	54,902	52,491
Total original book value	870,447	856,410
Accumulated depreciation	(222,928)	(184,965)
Net book value	$647,519	$671,445

For the three years in the period ended December 31, 2012 depreciation expense was $38,914, $34,891 and $29,880, respectively.

Certain interest costs incurred during the construction of vessels are capitalized as part of the assets' carrying values and are depreciated over such assets' estimated useful lives. Capitalized interest for the three years in the period ended December 31, 2012 totaled $0, $0 and $1,010, respectively.

ACQUISITIONS AND DISPOSALS

Ocean Business

During 2010, we purchased and took delivery of two feeder container vessels for an aggregate total purchase price of $26,200.

During 2010, we sold and delivered three Capesize vessels for an aggregate total sale price of $36,584 net of commissions and Ultrapetrol recognized a net gain on sale of vessel of $724.

River Business

During 2012, eight river barges were built, in our own shipyard in Punta Alvear, Argentina for a total cost of $9,100.

During 2012, the Company built, sold and leased back, 14 river barges for $13,020 with a lease term of 10 years. Gains of $2,116 related to the sale leased back were deferred and are being amortized over the minimum lease period (see Note 2.r).

In February 2012, the Company sold and delivered one river pushboat, for a total sale price of $3,850 and Ultrapetrol recognized a gain on sale of vessel of $3,564.

During 2011, we purchased three pushboats, for a total aggregate purchase price of $2,900. The Company has also incurred $2,000 in additional direct costs relating to these acquisitions.

During 2011, forty-two barges were built in our own shipyard in Punta Alvear, Argentina for a total cost of $31,400.

Acquisition of 50% interest in Puertos del Sur S.A.

On April 25 and May 3, 2012, the Company through its River Business subsidiary UABL Terminals (Paraguay) S.A. obtained a 100% controlling interest in Puertos del Sur S.A. through its acquisition of its 50% partner's interest for $250.

At time of acquisition, Puertos del Sur S.A. owned a grain loading terminal in Paraguay. The Company performed a fair value analysis and the purchase price was allocated to the acquired assets and liabilities based on their fair values resulting in no goodwill being recorded. Due to immateriality, the Company has not prepared pro forma information related to this acquisition.

Offshore Supply Business

On February 21 and September 13, 2007, UP Offshore (Bahamas) Ltd. (our holding company in the Offshore Supply Business) signed shipbuilding contracts with a shipyard in India for construction of four PSVs with a combined cost of $88,052, with contracted deliveries extended to 2012 and 2013.  The purchase price is to be paid in five installments of 20% of the contract price each, prior to delivery.  On May 22, 2012, we took delivery of the first Indian PSV UP Jade and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery.  As of

December 31, 2012, UP Offshore (Bahamas) Ltd. had paid installments on these contracts totaling $48,400, which are recorded as Advances for PSV construction.

As of December 31, 2012, the Company had remaining commitments of $17,600 on non-cancellable contracts for the construction of three PSVs in India scheduled for delivery in 2013.

Subsequent events

On January 30, 2013, we took delivery of the second Indian PSV UP Amber and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery.

LONG-TERM DEBT AND OTHER FINANCIAL DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
LONG-TERM DEBT AND OTHER FINANCIAL DEBT
5.	LONG-TERM DEBT AND OTHER FINANCIAL DEBT

Balances of long-term financial debt were as follows:

			At December 31,
			2012			2011
	Financial institution /		Nominal value
Borrower	Other	Due-year (1)	Current	Noncurrent	Total	Total

Ultrapetrol (Bahamas) Ltd.	Private Investors	November 2014	$-	$180,000	$180,000	$180,000
Ultrapetrol (Bahamas) Ltd.	Private Investors	January 2013	80,000	-	80,000	80,000
UP Offshore Apoio Marítimo Ltda.	DVB AG	Through 2016	900	5,950	6,850	7,750
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2016	12,575	29,650	42,225	38,250
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2017	2,000	11,000	13,000	15,000
UP Offshore (Bahamas) Ltd.	DVB SE + Banco Security	Through 2018	3,333	30,833	34,166	37,500
Ingatestone Holdings Inc.	DVB AG	-	5,639	8,161	13,800	15,525
Ingatestone Holdings Inc	Natixis	March 2013	5,175	-	5,175	15,525
UP Offshore Apoio Marítimo Ltda.	BNDES	Through 2027	1,110	14,708	15,818	16,928
Stanyan Shipping Inc.	Natixis	Through 2017	1,108	5,438	6,546	9,303
Hallandale Commercial Corp.	Nordea	April 2013	5,644	-	5,644	7,212
UABL Paraguay	IFC	Through 2020	2,174	20,652	22,826	25,000
UABL Paraguay	OFID	Through 2020	1,304	12,391	13,695	15,000
UABL Barges and others	IFC	Through 2020	3,044	28,913	31,957	35,000
UABL Paraguay and Riverpar	IFC	Through 2021	1,765	13,235	15,000	15,000
UABL Paraguay and Riverpar	OFID	Through 2021	1,176	8,824	10,000	-
Ingatestone Holdings Inc.	DVB SE + NIBC	-	2,084	18,766	20,850	-
At December 31, 2012			$129,031	$388,521	$517,552
At December 31, 2011			$21,504	$491,489		$512,993

  (1)  See the descriptions below.

Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2013	$129,031
2014	208,716
2015	24,098
2016	49,091
2017	40,022
Thereafter	66,594
Total	$517,552

9% First Preferred Ship Mortgage Notes due 2014

On November 24, 2004 the Company completed a debt offering of $180,000 of 9% First Preferred Ship Mortgage Notes due 2014 (the "2014 Senior Notes"), through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S (the "Offering").  The net proceeds of the Offering were used to repay the 2008 Senior Notes, certain other existing credit facilities and to fund some vessel acquisitions.

Interest on the 2014 Senior Notes is payable semi-annually on May 24 and November 24 of each year and principal is due on November 24, 2014.  The 2014 Senior Notes are senior obligations guaranteed by the Company's subsidiaries directly involved in our Ocean and River Business. At December 31, 2012, the 2014 Senior Notes are secured by first preferred ship mortgages on 13 river pushboats, 2 oceangoing barges and 337 river barges.

The 2014 Senior Notes are subject to certain covenants, including, among others, limiting the parent's and guarantor subsidiaries' ability to incur additional indebtedness or issue preferred stock, pay dividends to stockholders, incur liens or execute sale leasebacks of certain principal assets and certain restrictions on the Company consolidating with or merging into any other person.

Upon the occurrence of a change of control event, each holder of the 2014 Senior Notes shall have the right to require the Company to repurchase such notes at a purchase price in cash equal to 101% of the principal amount thereof plus accrued and unpaid interest.

If Los Avellanos and Hazels, together, in accordance with the provisions of the Shareholder Agreement described in Note 1, no longer have the ability or right to elect or designate for election a majority of the Company's board of Directors, a change of control will occur under the indenture governing our 2014 Senior Notes.

In the first quarter of 2005 the SEC declared effective an exchange offer filed by the Company to register substantially identical senior notes to be exchanged for the 2014 Senior Notes pursuant to a registration rights agreement, to allow the 2014 Senior Notes be eligible for trading in the public markets.

Although Ultrapetrol (Bahamas) Limited, the parent company, subscribed the issued Notes, principal and related expenses will be paid through funds obtained from the operations of the Company's subsidiaries.

At December 31, 2012 and 2011, the 2014 Senior Notes are disclosed on the Company´s consolidated balance sheets as long-term debt.

At December 31, 2012 the net book value of the assets pledged as a guarantee of the 2014 Senior Notes was $67,700.

7.25% Convertible Senior Notes due 2017

On December 23, 2010, the Company completed the sale of $80,000 aggregate principal amount of its 7.25% Convertible Senior Notes due 2017 (the "2017 Convertible Notes") through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S. The Convertible Notes are senior and unsecured obligations of the Company. Interest on the 2017 Convertible Notes is payable semi-annually on January 15 and July 15 of each year, commencing on July 15, 2011. Unless earlier converted, redeemed or repurchased, the 2017 Convertible Notes are due on January 15, 2017.

The 2017 Convertible Notes were convertible after January 28, 2011, at the option of the holder, into common stock at an initial conversion rate equal to 133.1691 shares of the Company common stock per $1 principal amount of 2017 Convertible Notes (equivalent to an initial conversion price of approximately $7.51 per share), which was subject to adjustment.

If the arithmetic average of the daily volume weighted average price per share of the Company common stock for each of the 20 consecutive trading days beginning on January 17, 2012 was less than $6.13, then the conversion rate would be increased such that the conversion price as adjusted would represent the greater of (i) 122.5% of such arithmetic average of the daily volume weight average price and (ii) $6.13.

As from February 14, 2012, the conversion rate has been adjusted to 163.1321 shares of the Company common stock per $1 principal amount of 2017 Convertible Notes (equivalent to a price of approximately $ 6.13 per share) as a consequence of the arithmetic average of the daily volume weighted average price per share of the Company common stock for the period from January 17, 2012 to February 13, 2012 (both inclusive) being $2.76.

On or after January 15, 2015, the Company may redeem for cash all, but not less than all, of the 2017 Convertible Notes if the last reported sale price of the Company common stock equals or exceeds 130% of the applicable conversion for a specific period of time at 100% of the principal amount of the 2017 Convertible Notes to be redeemed, plus any accrued and unpaid interest to, but excluding, the redemption date.

Upon a fundamental change occurring, as defined in the 2017 Convertible Notes Indenture, each holder of the 2017 Convertible Notes, shall have the right to require the Company to repurchase the 2017 Convertible Notes in cash at a price equal to 100% of the principal amount of the 2017 Convertible Notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

If a fundamental change occurs under the 2017 Convertible Notes Indenture, the Company will pay a make-whole premium upon the conversion of the 2017 Convertible Notes in connection with any such transaction by increasing the applicable conversion rate. The make-whole premium will be determined by reference to the 2017 Convertible Notes Indenture and is based on the date on which the fundamental change becomes effective and the market stock price of the Company common stock on that date. In no event shall the conversion rate exceed 163.1321 shares per $1 principal amount.

As a result of the successful completion of the transaction with Sparrow described in note 1, a fundamental change (as defined in the Indenture) occurred on December 12, 2012, and each holder of the 2017 Convertible Notes had the repurchase right described above.

On December 21, 2012 the Company commenced a tender offer to repurchase up to $80,000 of the 2017 Convertible Notes at par plus accrued and unpaid interest in accordance with the fundamental change repurchase procedure as specified in the 2017 Convertible Notes Indenture. The tender offer began on December 21, 2012 and expired on January 22, 2013.

At December 31, 2011 the 2017 Convertible Notes are disclosed on the Company's consolidated balance sheets as long-term debt at face value.

Subsequent events

On January 23, 2013 the Company repaid $80,000 of its 2017 Convertible Notes. Consequently, as of December 31, 2012 the Company included the outstanding principal amount of the 2017 Convertible Notes of $80,000 as current liabilities and the Company expects to record a loss on extinguishment of debt of approximately $2,800 in the first quarter 2013 results.

Loans with DVB Bank AG (DVB AG)

a)
Senior secured term loan facility of up to $15,000:  On January 17, 2006 UP Offshore Apoio Maritimo Ltda. (UP Offshore Apoio) as Borrower, Packet Maritime Inc. (Packet) and Padow Shipping Inc. (Padow) as Guarantors and UP Offshore (Bahamas) Ltd. (UP Offshore) as Holding Company (all of these our subsidiaries in the Offshore Supply Business) entered into a senior secured term loan facility of up to $15,000 with DVB AG for the purposes of providing post delivery financing of our PSV named UP Agua Marinha.

This loan is divided into two tranches:

-
Tranche A, amounting to $13,000, accrues interest at LIBOR plus a margin of 1.20% per annum and shall be repaid by (i) 120 consecutive monthly installments of $75 each beginning in March 2006 and (ii) a balloon repayment of $4,000 in February 2016.

-	Tranche B, amounting to $2,000 was fully repaid in February 2009.

For the year ended December 31, 2012, the weighted average interest rate was 1.44% and the respective interest rates ranged from 1.34% to 1.53%, including margins.

b)
Senior secured term loan facility of up to $61,306:  On December 28, 2006 UP Offshore (Bahamas) Ltd. as Borrower, Packet, Padow, UP Offshore Apoio and Topazio Shipping LLC (collectively the owners of our PSVs UP Safira, UP Esmeralda, UP Agua Marinha and UP Topazio) and Ultrapetrol (Bahamas) Limited as Guarantors entered into a senior secured term loan facility of up to $61,306 with DVB AG for the purposes of providing post delivery re-financing of our PSVs named UP Safira, UP Esmeralda and UP Topazio.

The loan bears interest at LIBOR plus 1.20% per annum with quarterly principal and interest payments and matures in December 2016.  The regularly scheduled principal payments are due quarterly and range from $1,075 to $1,325, with a balloon installment of $17,300 in December 2016. If a PSV is sold or becomes a total loss, the Borrower shall prepay the loan in an amount equal to the stipulated value of such PSV, which is initially stipulated in $18,750 and shall be reduced in the amount of $388 on each repayment date.

For the year ended December 31, 2012, the weighted average interest rate was 1.67% and the respective interest rates ranged from 1.59% to 1.74%, including margins.

On August 1, 2012, the Borrower, the Guarantors and DVB SE agreed to amend the loan agreement to permit the Borrower to re-borrow $10,000. During 2012, the Company drew down $8,275.  This amount, bears interest at LIBOR plus 3.50% per annum and matures $50% on March 29, 2013 and 50% on June 30, 2013.

A commitment fee is payable based on the average undrawn amount of $10,000 at a rate of 1.75% per annum commencing on August 1, 2012.  At the date of the issuance of these financial statements the Company canceled any undrawn commitment.

c)
Senior secured term loan facility of up to $25,000:  On October 31, 2007 UP Offshore (Bahamas) Ltd. as Borrower entered into a senior secured term loan facility of up to $25,000 with DVB AG for the purposes of providing post delivery re-financing of our PSV named UP Diamante.

The Banks, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

The loan bears interest at LIBOR plus 1.50% per annum with quarterly principal and interest payments and matures in November 2017.  The regularly scheduled payments commenced in February 2008 and are comprised of 8 installments of $750 each, 24 of $500 each and 8 of $250 each with a balloon installment of $5,000 in November 2017.

For the year ended December 31, 2012, the weighted average interest rate was 1.97% and the respective interest rates ranged from 1.93% to 2.05%, including margins.

All of these loans are secured by a first priority mortgage on the UP Safira, UP Esmeralda, UP Topazio, UP Agua Marinha and UP Diamante, a first priority assignment of the earnings, insurances and requisition compensation of the vessels or other employment contracts exceeding 12 months and are jointly and severally irrevocable and unconditionally guaranteed by Packet, Padow, UP Offshore Apoio, Topazio Shipping LLC and Ultrapetrol (Bahamas) Limited.  The loans also contain customary covenants that limit, among other things, the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt.  The agreements governing the facility also contain customary events of default. If an event of default occurs and is continuing, DVB AG may require the entire amount of the loans be immediately repaid in full.  Further, the loan agreements require that the PSVs pledged as security have an aggregate market value of at least 133.3% of the value of the loans.

At December 31, 2012 the combined outstanding principal balance under the loan agreements was $62,075 and the aggregate net book value of the assets pledged was $84,700.

Senior secured term loan facility with DVB Bank AG (DVB AG) and Natixis of up to $93,600

On June 24, 2008 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc., Springwater Shipping Inc. and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured term loan facility of up to $93,600 with DVB AG and Natixis (the "Banks"), as co-lender, to finance the construction and delivery of our PSVs being built in India (UP Jade, UP Amber, UP Pearl and UP Onyx).

A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 0.50% per annum through December 2010 and at a rate of 1.50% per annum thereafter.

This loan is divided into two tranches:

-
Tranche A, amounting to $60,000, to be made available for each ship in the amount of up to $15,000.  This tranche accrues interest at LIBOR (base rate) plus a margin of 3.0% during each ship's construction period, and then the margin is lowered to 2.0% and shall be repaid by (i) quarterly installments of $288 per ship and (ii) a balloon repayment of all amounts outstanding at December 31, 2019.

-
Tranche B, amounting to $33,600, to be made available for each ship in the amount of up to $8,400 in a single advance on the delivery date of such ship.  This tranche accrues interest at LIBOR (base rate) plus a margin of 2.0% per annum and shall be repaid by 20 quarterly installments of $420 per ship.

The Banks, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

As Facility Guarantor, UP Offshore (Bahamas) Ltd. shall comply with certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000 during each financial year, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

The loan contains customary covenants which are similar to the stipulated covenants in previous loans entered with DVB AG. The agreements governing the facility also contain customary events of default. If an event of default occurs and is continuing, DVB AG and Natixis may require the entire amount of the loan be immediately repaid in full.

At March 31, 2012, the advances under Tranche A of the loan were $34,500 ($17,250 per Bank).

On May 9, 2012, the Borrower, the Guarantors and the Banks signed a third amendment to the loan agreement. In connection with this amendment, all the amounts borrowed by Natixis or $17,250 shall be paid on or before December 31, 2012, further extended to March 28, 2013 and all of the remaining commitments of this term loan facility by Natixis were cancelled.

Since March 31 2012, the Company prepaid to Natixis $12,075 and to DVB SE $10,275 in principal installment and drew from DVB SE $6,825.

During the year ended December 31, 2012 the Company recorded a debt extinguishment loss of $940, which is included in the accompanying consolidated statement of operations.

On October 22, 2012 the Company through its subsidiaries in the Offshore Supply Business, entered into a new senior secured term loan facility to replace the financing of this term loan facility in respect of the financing of the acquisition of each of the UP Jade and UP Amber. Subsequent to December 31, 2012 Ingatestone Holding Inc. (our subsidiary in the Offshore Supply Business) entered into a new senior secured term loan facility with DVB Bank America, NIBC and ABN Amro to replace all of its credit facilities in respect of the financing of its four PSVs being built in India (UP Jade, UP Amber, UP Pearl and UP Onyx).

At December 31, 2012, the outstanding principal balance under this loan agreement was $18,975 ($5,175 for Natixis and $13,800 for DVB SE).

Senior secured post delivery term loan facility with DVB Bank SE (DVB SE) and NIBC Bank NV of up to $42,000

On October 22, 2012 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured post delivery term loan facility of up to $42,000 with DVB SE and NIBC Bank NV (the "Lenders") for the purpose of partially financing or refinancing our PSVs named UP Jade and UP Amber.

The loan facility is divided into two tranches, each in the aggregate amount of up to $21,000.

The tranche of the loan facility in respect of the refinancing of the UP Jade was drawn down in an amount of $20,850 on October 29, 2012. This tranche accrues interest at LIBOR (base rate) plus a margin of 4.0% and shall be repaid by (i) 20 consecutive quarterly installments of $521 each and (ii) a balloon payment in the amount of $10,425 which due on the fifth anniversary of the drawdown date but not later than November 30, 2017.

The Lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

The tranche of the loan facility in respect of the financing of the acquisition of the UP Amber from the shipyard shall be divided into two advances which shall be made available to the Borrower until June 30, 2013.

Subsequent events

On January 24, 2013 the Company terminated this senior secured post delivery term loan facility and prepaid the outstanding balance of $20,850 with borrowings from its senior secured post delivery term loan facility with DVB Bank America, NIBC and ABN Amro.

Senior secured post delivery term loan facility with DVB Bank America NV (DVB Bank America),  NIBC Bank NV (NIBC) and ABN Amro Capital USA LLC (ABN Amro) of up to $84,000

On January 18, 2013 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc, Springwater Shipping Inc and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured post delivery term loan facility of up to $84,000 with DVB Bank America, NIBC and ABN Amro (the "Lenders") with the purpose of refinancing the advances made for our PSVs named UP Jade, UP Amber, UP Pearl and UP Onyx of the DVB SE and Natixis and DVB SE and NIBC long-term facilities.

The loan facility is divided into four tranches, each in the aggregate amount of up to the lesser of $21,000 and 60% of the fair market value of the PSV to which such tranche relates.

The tranche of the loan facility in respect of the refinancing of the UP Jade was drawn down in the amount of $ 20,850 on January 24, 2013. This tranche accrues interest at LIBOR (base rate) plus a margin of 4.0% and shall be repaid by (i) 20 consecutive quarterly installments of $521 each beginning on January 29, 2013 and (ii) a balloon payment in the amount of $10,425 which is due on October 29, 2017 concurrent with the last quarterly repayment.

A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 1.60% per annum.

Each tranche of the loan facility in respect of the financing of the acquisition of each of the UP Amber, UP Pearl and UP Onyx from the shipyard shall be divided into two advances which shall be made available to the Borrower as follows:

-	The first advance of each such tranche shall be made available to the Borrower in the amount of up to $5,000 on the earlier of the delivery date of the ship and October 31, 2013,

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The second advance of each such tranche shall be made available to the Borrower in the amount of up to $16,000 not later than the earlier of the date which is six months after the delivery date of the ship and October 31, 2013, provided that the UP Amber, UP Pearl and UP Onyx have obtained employment of not less than 3 years with a charterer on terms and conditions acceptable to the Lenders.

Each tranche accrues interest at LIBOR (base rate) plus a margin of 4.0% and shall be repaid by (i) equal consecutive quarterly installments and (ii) a balloon payment equal to 50% of the advances of such tranche concurrent with the last quarterly repayment but not later than October 31, 2017.  The first quarterly repayment shall commence on the date falling three months after the drawdown date.

The Lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

Ingatestone Holdings Inc., as Borrower, shall comply with certain financial covenants including: (i) a ratio of consolidated debt service coverage ratio in respect of the PSVs of not less than 125% (on a historical and forward four quarter rolling basis, tested as of the last date of each fiscal quarter), (ii) an equity ratio of not less than 10% as from December 31, 2012 until September 30, 2013 and 20% as from September 30, 2013, (iii) a consolidated tangible net worth of not less than $10,000 as from December 31, 2012 until September 30, 2013 and $20,000 as from September 30, 2013 plus 50% of net income (positive only) for each succeeding fiscal year and (iv) consolidated liquidity of not less than an amount necessary to fund the payment of six months of debt service.

As Guarantor, Ultrapetrol (Bahamas) Ltd. shall comply with certain financial covenants at all times after from December 31, 2012 including: (i) an average monthly balance of available cash in a demand deposit of not less than $20,000 on a consolidated basis, (ii) an equity ratio of not less than 20%, (iii) a consolidated tangible net worth of not less than $150,000 and, (iv) a ratio of consolidated debt service coverage ratio of not less than 150% (on a historical and forward four quarter rolling basis, tested as of the last date of each fiscal quarter).

The loan is secured by a first priority mortgage on the UP Jade, UP Amber, UP Pearl and UP Onyx and a first priority assignment of the earnings, insurances and requisition compensation of the vessels. Further, the loan agreement requires that the PSVs pledged as security have an aggregate market value of at least 142.85% of the value of the loans and the swap exposure during the first two years of the loan and 150% thereafter.

The loan also contains customary covenants that limit, among other things, the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt.

Seventeen-year term $18,730 credit facility with Brazilian Development Bank (BNDES)

On August 20, 2009, UP Offshore Apoio (our subsidiary in the Offshore Supply Business) as Obligor, UP Offshore (Bahamas) Ltd., as Facility Guarantor and Ultrapetrol (Bahamas) Ltd., as Limited Guarantor, entered into a seventeen-year fixed interest credit facility for $18,730 with BNDES to partially post-finance the construction of our PSV UP Rubi.

The loan shall be repaid by 204 consecutive monthly installments of each $93 beginning in April 2010 and ending in March 2027.  The loan accrues interest at 3% per annum.

On October 30, 2009, UP Offshore Apoio entered into a Standby Letter of Credit Facility Agreement (the "Letter") with DVB Bank SE relating to a $21,500 Standby Letter of Credit Facility which guarantees the BNDES credit facility from November 11, 2009 to November 11, 2013.  The Letter requires PSV UP Rubi to be pledged as security and its fair market value shall be not less than 133.3% of the outstanding amount of the Letter and is guaranteed by UP Offshore (Bahamas) Ltd. and Ultrapetrol (Bahamas) Limited as Facility Guarantor and Limited Guarantor, respectively.

Under the Letter, UP Offshore Apoio is to pay an up front fee equal to 1.5% of the outstanding amount, an annual commission fee fixed of 2.0% per annum on the outstanding amount and a fee equal to 1.0% on the settlement date on the settlement amount.

As Facility Guarantor, UP Offshore (Bahamas) Ltd. shall comply with certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000 during each financial year, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

On March 5, 2013, BNDES confirmed their approval of the change in ownership, which occurred as a consequence of the transaction with Sparrow described in Note 4.  Considering such approval, we are in compliance with all covenants under this loan facility.

At December 31, 2012, the outstanding principal balance under this loan agreement was $15,818 and the aggregate net book value of the asset pledged was $24,500.

Loan Agreement with DVB Bank SE (DVB SE) and Banco Security of up to $40,000:

On December 9, 2010 UP Offshore (Bahamas) Ltd., as Borrower, and Glasgow Shipping Inc. and Zubia Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited and Corporación de Navegación Mundial S.A., as joint and several Guarantors, entered into a senior secured term loan facility of up to $40,000 with DVB SE and Banco Security, as co-lenders, to partially finance the construction and delivery of our two PSVs being constructed in China.

The loan is drawn in two advances, each in the amount of $20,000, on the delivery of each of the respective PSVs, accrues interest at LIBOR (base rate) plus a margin of 3.0% and shall be repaid by (i) 32 equal quarterly consecutive installments of $417 each, together with a balloon payment of $ 6,667 payable concurring with the last repayment installment in December 2018.

The co-lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

For the year ended December 31, 2012, the weighted average interest rate was 4.20% and the respective interest rates ranged from 4.14% to 4.26%, including margins and interest rate swaps.

The loan contains customary covenants which are similar to the stipulated covenants in previous loans entered with DVB AG. The agreements governing the facility also contain customary events of default. If an event of default occurs and is continuing, DVB SE and Banco Security may require the entire amount of the loan be immediately repaid in full.

The loan is secured by a first priority mortgage on UP Turquoise and UP Jasper, a first priority assignment of the earnings, insurances and requisition compensation of the vessels or other employment contracts exceeding 12 months.  Further, the loan agreements require that the PSVs pledged as security have an aggregate fair market value of at least 133.3% of the value of the loan during the period from the first drawdown date until the fourth anniversary thereof or at least 66.7% of the value of the loan at any time thereafter.

UP Offshore (Bahamas) Limited as Guarantor shall maintain certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

At December 31, 2012 the outstanding principal balance was $34,166 and the aggregate net book value of the assets pledged was $50,900.

Senior secured term loan with Natixis of up to $13,616

On January 29, 2007 Stanyan Shipping Inc. (a wholly owned subsidiary in the Ocean Business and the owner of the Alejandrina) drew down an amount of $13,616 under a loan agreement with Natixis (the "Lender") to provide post-delivery financing secured by the vessel.  The loan, which matures in February 2017, shall be repaid by equal quarterly installments of $227 with a balloon installment of $2,687 which due in February 2017.  The loan accrues interest at 6.38% per annum for the first five years of the loan and LIBOR plus 1.20% per annum thereafter.

On May 21, 2012, we prepaid $1,849 outstanding under this senior secured loan.

For the year ended December 31, 2012, the weighted average interest rate was 3.11% and the respective interest rates ranges from 1.63% to 6.38% including margins.

The loan is secured by a mortgage on the Alejandrina, a first priority assignment of the earnings, insurances and requisition compensation of the vessels, or other employment contracts exceeding 12 months and is guaranteed by Ultrapetrol (Bahamas) Limited.  The Lender may also require additional security, if at any time the fair market value of the ship becomes less than the 125% of the aggregate value of the loan.  With respect to the above and in relation to any potential loan security shortfall, the Company has been reflected $200 under current liabilities in the accompanying consolidated balance sheet as of December 31, 2012.

The loan also contains customary covenants that limit, among other things, the Borrower's and the Guarantors' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt. The agreement governing the facility also contains customary events of default. If an event of default occurs and is continuing, Nataxis may require the entire amount of the loan be immediately repaid in full.

At December 31, 2012 the outstanding principal balance was $6,546 and the aggregate net book value of the assets pledged was $14,100.

Senior secured term loan with Nordea Bank Finland PLC (Nordea Bank) of $20,200

On November 30, 2007, Hallandale Commercial Corp. (our wholly owned subsidiary in the Ocean Business and the owner of the Amadeo) as Borrower, Ultrapetrol (Bahamas) Ltd., as Guarantor, and Tuebrook Holdings Inc. (our wholly owned subsidiary in the Ocean Business and the holding company of Hallandale Commercial Corp.), as Pledgor, entered into a $20,200 loan agreement with Nordea Bank for the purpose of providing post delivery financing of the vessel.

The loan accrues interest at LIBOR plus 1.25% per annum.

For the year ended December 31, 2012, the weighted average interest rate was 1.73% and the respective interest rates ranged from 1.67% to 1.78%, including margins.

The loan is secured by a mortgage on the Amadeo vessel a first priority assignment of the earnings, insurances and requisition compensation of the vessels, or other employment contracts exceeding 12 months and is jointly and severally irrevocably and unconditionally guaranteed by Ultrapetrol (Bahamas) Ltd.  The Lender may also require additional security, if at any time the fair market value of the ship becomes less than the 130% of the aggregate value of the loan.  The loan also contains customary covenants that limit, among other things, the Borrower's and the Guarantors' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt.  The agreement governing the facility also contains customary events of default. If an event of default occurs and is continuing, Nordea Bank may require the entire amount of the loan be immediately repaid in full.

As Guarantor, Ultrapetrol (Bahamas) Ltd. shall maintain certain financial covenants including: (i) a ratio of financial indebtedness to tangible net worth of not greater than 2.5 to 1.0 and (ii) a EBITDA to interest expense of not less than 2.0 for the last four fiscal quarters prior to the relevant date of calculation.

On December 28, 2012 the Borrower, the Guarantor, the Pledgor and Nordea Bank amended the loan agreement. In connection with this amendment the margin was increased from 1.50% to 3.00% per annum, the change of control provisions was modified to include Sparrow into the definition, the final maturity date of the loan was changed to April 15, 2013 and Nordea Bank waived the Guarantor compliance requirement with the EBITDA to interest expense ratio until the maturity date.

The aggregate outstanding principal balance of the loan was $5,644 at December 31, 2012, and the aggregate net book value of the asset pledged was $6,430.

Loan with International Finance Corporation ("IFC") and OPEC Fund for International Development (OFID)

a)	2008 Loan facility of up to $25,000

On September 15, 2008 UABL Paraguay S.A. (our subsidiary in the River Business), as Borrower, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance:  (i) the replacement of existing pushboat engines and conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $1,087 for the first 9 payments and $1,902 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio as indicated in the agreement.

For the year ended December 31, 2012, the weighted average interest rate was 4.11% and the respective interest rates ranged from 3.94% to 4.44%, including margins and interest rate collar.

The loan is secured by a mortgage on part of our Liberian River Business fleet.  The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.  The Borrower shall maintain certain financial covenants including: (i) a debt to equity ratio of not more than 2.0 and (ii) a historical debt service coverage ratio of not less than 1.0 for the last four fiscal quarters prior to the relevant date of calculation.

As Guarantor, UABL (Bahamas) Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0 for the last four fiscal quarters prior to the relevant date of calculation.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 8, 2013 the IFC waived the compliance to meet the financial covenant described in (ii) as of December 31, 2012 and March 31, 2013.  The waiver was granted conditional upon OFID's granting of a similar waiver on or before March 15, 2013, which condition was met on March 14, 2013.  UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

b)	2008 Loan facility of up to $35,000

On September 15, 2008 UABL Barges (Panama) Inc., UABL Towing Services S.A., Marine Financial Investment Corp. and Eastham Barges Inc. (all our subsidiaries in the River Business), as Borrowers, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance:  (i) the replacement of existing pushboat engines and conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $1,522 for the first 9 payments and $2,663 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio as indicated in the agreement.

For the year ended December 31, 2012, the weighted average interest rate was 4.11% and the respective interest rates ranged from 3.94% to 4.44%, including margins and interest rate collar.

The loan is secured by a mortgage on part of our Liberian River Business fleet.  The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the each Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.

As Guarantor, UABL (Bahamas) Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 8, 2013 the IFC waived the compliance to meet the financial covenant described in (ii) as of December 31, 2012 and March 31, 2013.  The waiver was granted conditional upon OFID's granting of a similar waiver on or before March 15, 2013, which condition was met on March 14, 2013.  UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

c)	2008 Parallel Loan facility of up to $15,000

On November 28, 2008 UABL Paraguay S.A. (our subsidiary in the River Business), as Borrower, UABL (Bahamas) Limited as Guarantor and OFID entered into a loan agreement of up to $15,000 to partially finance:  (i) the replacement of existing pushboat engines and the conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $652 for the first 9 payments and $1,141 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio.

For the year ended December 31, 2012, the weighted average interest rate was 4.11% and the respective interest rates ranged from 3.94% to 4.44%, including margins and interest rate collar.

The loan is secured by a mortgage on a portion of our Liberian River Business fleet. The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.  The Borrower shall maintain certain financial covenants including: (i) a debt to equity ratio of not more than 2.0 and (ii) a historical debt service coverage ratio of not less than 1.0.

As Guarantor, UABL (Bahamas) Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 14, 2013 the OFID waived the compliance to meet the financial covenant described in (ii) as of December 31, 2012 and March 31, 2013.  UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

d)	2011 Loan facility of up to $15,000

On December 2, 2011 UABL Paraguay S.A. and Riverpar S.A. (our subsidiaries in the River Business), as joint and several Borrowers, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance: (i) the construction and acquisition of 64 additional barges, (ii) the modification to 9 existing pushboats necessary to replace their engines, (iii) the re-bottoming of 50 existing barges, and (iv) the construction and acquisition of additional pushboats and ancillary equipment.

The loan shall be repaid in semi-annual installments of $882 beginning on June 15, 2013 and ending on June 15, 2021. The loan accrues interest at LIBOR plus a margin of 3.65% per annum.

For the year ended December 31, 2012, the weighted average interest rate was 4.32%, and the respective interest rates ranges from 4.16% to 4.42% including margins.

The loan is secured by a mortgage principally on part of our Paraguayan and Liberian River Business fleet.  The loan agreement requires that the aggregate fair market value of the Paraguayan and others mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at any time prior to the refinancing of the 2014 Senior Notes not less than 3.0 and at any time thereafter, not less than 1.6. Further, the loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at all times equal to or higher than 3.0.

The loan contains various restrictive covenants, among others, that limit the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, incur capital expenditures, leases and enter into any derivative transaction, except hedging agreements for fuel, interest rate or foreign currency in the ordinary course of business. The Borrowers shall maintain certain financial covenants including: (i) a debt to equity ratio on a consolidated basis of not more than 2.0 and (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.2 for the last four fiscal quarters prior to the relevant date of calculation.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii).  Consequently, on March 8, 2013 the IFC waived the compliance to meet the financial convenant described in (ii) as of December 31, 2012 and March 31, 2013.  The waiver was granted conditional upon OFID's granting of a similar waiver on or before March 15, 2013, which condition was met on March 14, 2013.  UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

e)	2011 Parallel Loan facility of up to $10,000

On December 15, 2011 UABL Paraguay S.A. and Riverpar S.A. (our subsidiaries in the River Business), as joint and several Borrowers, UABL (Bahamas) Limited as Guarantor and OFID entered into a parallel loan agreements to partially finance: (i) the construction and acquisition of 64 additional barges, (ii) the modification to 9 existing pushboats necessary to replace their engines, (iii) the re-bottoming of 50 existing barges, and (iv) the construction and acquisition of additional pushboats and ancillary equipment.

The loan shall be repaid in semi-annual installments of $588 beginning on June 15, 2013 and ending on June 15, 2021. The loan accrues interest at LIBOR plus a margin of 3.65% per annum.

The loan is secured through a collateral sharing agreement with the IFC. The loan agreement requires that the aggregate fair market value of the Paraguayan and others mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at any time prior to the refinancing of the 2014 Senior Notes not less than 3.0 and at any time thereafter, not less than 1.6. Further, the loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at all times equal to or higher than 3.0.

For the year ended December 31, 2012, the weighted average interest rate was 4.32% and the respective interest rates ranged from 4.16% to 4.42%, including margins.

The loan contains various restrictive covenants, among others, that limit the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, incur capital expenditures, leases and enter into any derivative transaction, except hedging agreements for fuel, interest rate or foreign currency in the ordinary course of business. The Borrowers shall maintain certain financial covenants including: (i) a debt to equity ratio on a consolidated basis of not more than 2.0 and (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.2 for the last four fiscal quarters prior to the relevant date of calculation.

The agreements governing the facilities also contain customary events of default. If an event of default occurs and is continuing, IFC and OFID may require the entire amount of the loan be immediately repaid in full.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 14, 2013 the OFID waived the compliance to meet the financial covenant described in (ii) as of December 31, 2012 and March 31, 2013. The waiver was granted conditional upon IFC's granting of a similar waiver on or before March 15, 2013, which condition was met on March 8, 2013. UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

On January 26, 2012 the Company drew down $10,000 under the 2011 Parallel Loan facility.
At December 31, 2012, the aggregate outstanding principal balance under 2008 and 2011 loan agreements with OFID and IFC was $93,478 and the aggregate net book value of the assets pledged was $113,000.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
6.	FAIR VALUE MEASUREMENT

The fair value of an asset or liability is the price that would be received to sell an asset or transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes a fair value hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value and defines three levels of inputs that may be used to measure fair value. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs derived from observable market data. Level 3 inputs are unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The Company's liabilities as of December 31, 2012 that are measured at fair value on a recurring basis are summarized below:

	Level 1	Level 2	Level 3
Current liabilities: - Interest rate collar (included in other liabilities)	-	722	-
- Interest rate swaps (included in other liabilities)	-	348	-
Noncurrent liabilities: - Interest rate collar (included in other liabilities)	-	1,235	-
- Interest rate swaps (included in other liabilities)	-	791	-

The Company's assets as of December 31, 2012 that are measured at fair value on a non-recurring basis are summarized below:

	Level 1	Level 2	Level 3

Vessels and equipment held and used	$-	$-	$7,380

In accordance with the provisions of FASB ASC Topic 360-10-40, a vessel in the Ocean Business with a carrying amount of $23,380 was written down to its estimated fair value of $7,380, resulting in an impairment charge of $16,000, which was included in Loss on write-down of vessels for the year ended December 31, 2012.

The estimated fair value of the Company's other financial assets and liabilities were as follows:

	At December 31,
	2012		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
ASSETS

Cash and cash equivalents	$222,215	$222,215	$34,096	$34,096
Restricted cash (current and noncurrent portion)	7,432	7,432	8,302	8,302

LIABILITIES

Long term financial debt (current and non-current portion – Note 5) (1)	$517,552	$517,595	$512,993	$468,393

(1)	The fair value of long term financial debt is measured using Level 2 fair value inputs.

The carrying value of cash and cash equivalents and restricted cash approximates fair value. The fair value of long-term financial debt was estimated based upon quoted market prices or by using discounted cash flow analyses based on estimated current rates for similar types of arrangements.  Generally, the carrying value of variable interest rate debt, approximates fair value.  It was not practicable to estimate the fair value of the Company's investments in 50% or less owned companies because of the lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.  Considerable judgment was required in developing certain of the estimates of fair value and accordingly the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange.

DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES
7.	DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES

Liabilities arising from outstanding derivative positions are included in the accompanying consolidated balance sheets as other liabilities, as follows:

	At December 31, 2012
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$722	$1,235
Interest rate swaps (cash flow hedge)	348	791
	$1,070	$2,026

	At December 31, 2011
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$582	$1,145
Interest rate swaps (cash flow hedge)	251	643
	$833	$1,788

The Company evaluates the risk of counterparty default by monitoring the financial condition of the financial institutions and counterparties involved, by primarily conducting business with large, well-established financial institutions and international traders, and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its counterparties.

CASH FLOW HEDGE

INTEREST RATE COLLAR AGREEMENT

On May 7, 2010, through UABL Limited, our holding subsidiary in the River Business, we entered into an interest rate collar transaction with International Finance Corporation (IFC) through which we expect to hedge our exposure to interest volatility under our financings with IFC and OFID from June 2010 to June 2016. The initial notional amount is $75,000 (subsequently adjusted in accordance with the amortization schedule under these financings), with UABL Limited being the USD Floor Rate seller at a floor strike rate of 1.69%, and IFC being the USD Cap Rate seller at a cap strike rate of 5.00%. This contract qualifies for hedge accounting and as such changes in its fair value are included in other comprehensive loss in the consolidated financial statements. The fair value of this agreement equates to the amount that would be paid or received by the Company if the agreement was cancelled at the reporting date, taking into account current and prospective interest rates and creditworthiness of the Company.

As of December 31, 2012, the total notional amount of the interest rate collar is $68,478.

INTEREST RATE SWAP AGREEMENTS

Through our subsidiaries in the Offshore Supply Business, we have entered into various interest rate swap agreements maturing in October 2016 and December 2018 that call our subsidiaries to pay fixed interest rates ranging from 0.89% to 3.67% on aggregate notional values of $30,850 and receive a variable interest rate based on LIBOR on these notional values. The purpose of these interest rate swap agreements is to hedge our exposure to interest volatility under our financings with DVB Bank SE and Banco Security and DVB Bank SE and NIBC.

These contracts qualify for hedge accounting and as such changes in its fair value are included in other comprehensive loss in the consolidated financial statements. The fair value of these agreements equate to the amount that would be paid or received by the Company if the agreement were cancelled at the reporting date, taking into account current and prospective interest rates and creditworthiness of the Company.

As of December 31, 2012, the total notional amount of the interest rate swaps is $29,392.

Subsequent events

On January 18, 2013 the interest rate swap agreements entered into to hedge our exposure to interest volatility under our financing with DVB Bank SE and NIBC, were novated to hedge our exposure under our financing with DVB Bank America, NIBC and ABN Amro.

OTHER DERIVATIVE INSTRUMENTS

Freight Forward Agreement

From April 2008 onwards, the Company entered into FFAs either via a clearing house or over the counter with the objective to utilize them as hedging instruments to reduce its exposure to changes in the spot market rates earned by its vessels in the Capesize fleet.

As result of the sale of Princess Marisol and Princess Katherine in 2010, FFA positions maturing between May and December 2010 were no longer probable of occurring and thus no longer qualified as effective cash flow hedges.

During the year ended December 31, 2010, the Company recorded an aggregate realized gain of $10,710, in connection with these FFA positions, which are reflected in the Company's consolidated statements of operations as Other income (expenses) – (loss) gains on derivatives, net and received net cash settlements for its FFA positions totaling $16,666.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
8.	COMMITMENTS AND CONTINGENCIES (to be update)

The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability.  While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs of such actions will have a material effect on the Company´s consolidated financial position or results of operations.

a)	Claims in Paraguay

UABL – Ciudad del Este Customs Authority

On September 21, 2005 the local Customs Authority of Ciudad del Este, Paraguay issued a finding that certain UABL entities owe taxes to that authority in the amount of $2,200, together with a fine for non-payment of the taxes in the same amount, in respect of certain operations of our River Business for the prior three-year period.  This matter was referred to the Central Customs Authority of Paraguay.

After review of the entire case the Paraguayan Central Tax Authorities who have jurisdiction over the matter have confirmed the Company has no liability in respect of two of the three matters at issue, while they held a dissenting view on the third issue.  Through a Resolution which was notified to UABL on October 13, 2006 the Paraguayan Undersecretary for Taxation has confirmed that, in his opinion, the Company is liable for a total of approximately $500 and has applied a fine of 100% of this amount.  On November 24, 2006, the court confirmed that UABL were not liable for the first two issues.  The Company has entered a plea with the respective court contending the interpretation on the third issue under consideration where the Company claims to be equally non-liable.

On March 26, 2009, the Tax and Administrative Court decided that UABL was not liable for the third issue under discussion (the tax base used by UABL's entities to calculate the applicable withholding tax). On April 2, 2009, the Paraguayan Tax Authorities appealed the Tax and Administrative Court decision. On September 22, 2010 the Paraguayan Supreme Court revoked the March 26, 2009, ruling of the Tax and Administrative Court and confirmed the decision of the Paraguayan Undersecretary for Taxation.

For the year ended December 31, 2010 the Company recorded a charge totaling $1,294 for the full and final settlement of this claim.

In parallel with this ruling the Office of the Treasury Attorney has initiated an action in respect of the other two issues concerned in this litigation (which had been terminated on November 24, 2006, with the admission of Central Tax Authorities that no taxes were due for these two issues and the consequent dropping of the action by the plaintiffs) to review certain formal aspects of the case on the grounds that the Paraguay Customs Department did not represent the interests of Paraguay. UABL has submitted a defense in relation to the action commenced by the Office of the Treasury Attorney. Subsequently, the Office of the Treasury Attorney filed a response with regard to our defense. The evidentiary stage of the proceedings has concluded and a decision of the court is pending. Aside from the mentioned procedures, the Customs Authorities of Paraguay have reopened the proceedings against UABL S.A., UABL Paraguay S.A. and Yataity S.A. in connection with the possible reopening of the case pending a decision of the reopening of the case in court.  Counsel notified the Customs to hold the proceedings pending a decision of the court and also contest any new investigation into the matter on the grounds that the action is time barred. In one of those proceedings the customs authorities of Paraguay made a wrong determination of the taxes owe and fines and upon UABL's request through the submission of a remedy such customs authorities issued a final resolution on August 8, 2012 with a revised adjustment, where they found UABL S.A., UABL Paraguay S.A. and Yataity S.A. liable to pay approximately $400 subject to a fine of 100% of that amount.  Having ended the administrative proceedings, on August 10, 2012 UABL commenced judicial proceedings to obtain a court judgment to rule off the erroneous decision of the customs authorities based on the fact a court judgment to rule off the erroneous decision of the customs authorities based on the fact the sum of $400 was duly paid and that no fine should then be imposed. We have been advised by UABL's counsel in the case that there is only a remote possibility that a judicial court would find UABL liable for any of these taxes or fines still in dispute or that the final outcome of these proceedings could have a material adverse impact on the consolidated financial position or results of operations of the Company.

UABL Paraguay S.A. -  Paraguayan Customs Asunción

On April 7, 2009, the Paraguayan Customs in Asunción commenced administrative proceedings against UABL Paraguay S.A. alleging infringement of Customs regulations (smuggling) due to lack of submission of import clearance documents in Paraguay for some bunkers purchased between January 9, 2007 and December 23, 2008 from YPF-Repsol S.A. in Argentina.  Since those bunkers were purchased for consumption on board pushboats, UABL Paraguay S.A. submitted a defense on April 23, 2009, requesting the closing of those proceedings based on the non-infringement of Customs regulations; however the proceedings were not closed. On August 21, 2009, as part of the evidence to be rendered in the Customs proceedings UABL Paraguay S.A. submitted a technical report of the Paraguayan Coast Guard stating that all parcels of bunkers purchased by UABL Paraguay S.A. from YPF-Repsol S.A. were consumed onboard the push boats. We were advised that the Paraguayan Customs in Ciudad del Este also commenced administrative proceedings against UABL Paraguay S.A. for the same reasons as the Customs in Asuncion; however those proceedings have been suspended. Customs Authorities appraised the bunkers and determined the corresponding import tax and fine to be $2,000. On March 22, 2010 the Customs in Asuncion issued their ruling on the matter imposing a fine of Gs. 54.723.820 (approximately $12), and UABL Paraguay S.A. will be paying the fine with the aim to end these proceedings. In parallel with this ruling the denouncing parties in Ciudad del Este submitted remedies against the decision of Customs in Asuncion arguing that such ruling was taken without bringing both dossiers together. Our legal counsel has recently advised that the Director of Customs in Asuncion decided to render null the ruling dated March 22, 2010 and ordered evidence to be filed in respect of years 2003 to 2006 before issuing the final ruling. In a similar manner, on September 20, 2010 the Paraguayan Customs in Asuncion received a complaint against UABL Paraguay S.A. alleging infringement of Customs regulations due to lack of submission of import clearance documents in Paraguay for bunkers purchased during 2009 and 2010, from YPF-Repsol S.A. in Argentina.  UABL Paraguay S.A. submitted its defense together with all documents related to the bunker purchases.

Our legal counsel is of the opinion that remedies will be rejected and therefore that there is only a remote possibility that UABL Paraguay S.A. will finally be found liable for any such taxes or fines and / or that these proceedings will have financial material adverse impact on the consolidated financial position or results of operations of the Company.

Oceanpar S.A. and UABL Paraguay S.A. - Customs investigation in connection with reimportation of barges subject to conversion

Oceanpar S.A. was notified of this investigation on June 17, 2011. The matter under investigation is whether UABL Paraguay S.A. paid all import taxes and duties corresponding to the reimportation of barges submitted to conversion in foreign yards. On June 24, 2011 Oceanpar S.A. and UABL Paraguay S.A. submitted the evidence of all payments effected in 2008 corresponding to the reimportation of these barges. Our Counsel has advised that there is only a remote possibility that these proceedings will have a material adverse impact on our consolidated financial position or results of operations of the Company.

UABL Paraguay S.A. - Paraguayan Tax Authority

On December 15, 2011, as a result of a previous investigation, the Paraguayan Tax Authorities gave notice that UABL Paraguay S.A. would have improperly used some fiscal credit and suggested some rectifications to be made. The aforementioned tax authorities also informed that UABL Paraguay S.A. may owe taxes due to differences in the rate applied to certain fiscal remittance incomes related to the operation of some barges under leasing. We believe that this finding is erroneous and UABL Paraguay S.A. commenced administrative proceedings on December 23, 2011, in order to refute the said findings and formally replied to all of the allegations upon which the finding was made. A decision of the administrative authorities is now pending.  The potential amount in dispute has not been calculated yet but it should not exceed approximately $3,000. The proceedings are purely administrative at this point and if the tax authorities should decide to insist with their opinion the Company intends to contest the same in a judicial court. Our local counsel has advised that there is only a remote chance that these proceedings, when ultimately resolved by a judicial court, will have a material adverse impact on our consolidated financial position or results of operations of the Company.

Obras Terminales y Servicios S.A. - Judicial Administration

On August 16, 2009, Mrs. Maria L. Rodriguez-Mendieta (hereinafter the "Plaintiff") commenced legal proceedings in Ciudad del Este, Paraguay against Obras Terminales y Servicios S.A. (hereinafter "OTS"), UABL Terminals (Paraguay) S.A., our subsidiary on the River Business, certain directors and representatives in our River Business, and some of Mr.Abadie's successors and assigns. The Plaintiff was the concubine of Mr. Benito "Tito" Abadie who died after some years of illness on October 21, 2010. The Plaintiff alleges to be the holder of 50% of the capital stock of OTS that belongs to the Abadie family. OTS is the Company's 50% subsidiary that owns Tres Fronteras terminal. On August 21, 2009, the competent court granted an injunction to intervene OTS by appointing a Judicial Manager who replaced OTS' board of directors, while the appeal of this injunction is still pending such a court decision continues in effect. The Plaintiff is arguing that an extraordinary shareholders meeting of OTS held in 2005 resolved to increase the capital stock and consequently the whole of OTS' shares certificates were substituted prejudicing her rights since her shares certificates were neither cancelled nor substituted by new certificates. The Plaintiff is requesting the Paraguayan court: a) to recognize her capacity of shareholder of OTS in substitution of the Abadie family; b) payment of dividends; c) nullity of some legal acts; and d) removal of OTS' managers. All defendants have submitted their defenses before the competent court, however due to several motions and preceding exceptions, the evidence stage has not been reached yet. We have been advised by local counsel that if the Plaintiff succeeds in her plead, it will only affect the Abadie family without causing any financial material adverse effect on the remaining 50% capital stock of OTS that belongs to UABL Terminals (Paraguay) S.A.
b)	Tax claim in Bolivia

On November 3, 2006 and April 25, 2007, the Bolivian Tax Authority ("Departamento de Inteligencia Fiscal de la Gerencia Nacional de Fiscalización") issued a notice in the Bolivian press advising that UABL International S.A. would owe taxes to that authority. On June 18, 2007, legal counsel in Bolivia submitted points of defense to the Bolivian tax authorities.

On August 27, 2007 the Bolivian tax authorities gave notice of a resolution determining the taxes (value added tax, transaction tax and income tax) that UABL International S.A. would owe to them in the amount of approximately $5,800 (including interest and fines). On October 10, 2007, legal counsel in Bolivia gave notice to the Bolivian tax authorities of the lawsuit commenced by UABL International S.A. to refute the resolution above mentioned.

On August 1, 2008, UABL International S.A. was served with a notice informing that the Bolivian Tax Authorities had replied to the lawsuit started by us. On August 22, 2008 a hearing and judicial inspection took place at Puerto Quijano, Bolivia. On August 30, 2008 both parties submitted their arguments to the judge, completing this part of the case.  On August 12, 2009, UABL International S.A. was served with a judgment of a Bolivian court ruling on certain taxes allegedly due by UABL International S.A. On August 22, 2009, UABL International S.A. submitted an appeal to the lower court judgment to which Bolivian tax authorities have contested.  The Court of appeal confirmed the judgment of the Lower Court.  UABL International S.A. has submitted a cassation appeal (an appeal on points of law) which is currently pending before the Bolivian Supreme Court.

On June 26, 2008, the same Bolivian court ordered a preemptive embargo against all barges owned by UABL International S.A. that may be registered in the International Bolivian Registry of Ships, or RIBB. According to Company's local counsel this preemptive embargo under Bolivian law has no effect over the Company's right to use its assets nor does it have any implication over the final decision of the court, the substance of the matter and in this case it is ineffective since UABL International S.A. did not have any assets owned by it registered in the RIBB. Moreover, UABL International S.A. had challenged the judge's decision to place the embargo.  On November 15, 2008, the lower court reconfirmed the embargo. UABL International S.A. appealed the decision of the lower court, which was later reconfirmed by a higher court. The shares of UABL International S.A. have ceased to belong to our Company and we have been advised by legal counsel that there is only a remote possibility that we would finally be found liable for any of these taxes or fines and / or that these proceedings will have financial material adverse impact on the consolidated financial position or results of operations of the Company.

June 26, 2008, the same Bolivian court ordered a preemptive embargo against all barges owned by UABL International S.A. that may be registered in the International Bolivian Registry of Ships, or RIBB. According to Company's local counsel this preemptive embargo under Bolivian law has no effect over the Company's right to use its assets nor does it have any implication over the final decision of the court, the substance of the matter and in this case it is ineffective since UABL International S.A. did not have any assets owned by it registered in the RIBB. Moreover, UABL International S.A. had challenged the judge's decision to place the embargo. On November 15, 2008, the lower court reconfirmed the embargo. UABL International S.A. appealed the decision of the lower court, which was later reconfirmed by a higher court. The shares of UABL International S.A. have ceased to belong to our Company and we have been advised by legal counsel that there is only a remote possibility that we would finally be found liable for any of these taxes or fines and / or that these proceedings will have financial material adverse impact on the consolidated financial position or results of operations of the Company.

c)	Ultrapetrol S.A. – Argentine Secretary of Industry and Argentine Customs Office

On June 24, 2009, Ultrapetrol S.A. (hereinafter "UPSA") requested to the Argentine Secretary of Industry, an authorization to re-export some unused steel plates that had been temporarily imported for industrialized conversion by means of vessels repairs. The total weight of those steel plates was 473 tons and their import value was approximately $370. The request of UPSA to the Secretary of Industry was based on the cancellations made by some related shipping companies that had formerly requested repair services for their vessels. Such repairs cancellations prevented UPSA to conduct the industrialized conversion of the above referred steel plates. On August 7, 2009, since UPSA commenced negotiations with two shipping companies for repairing some of their vessels, a time extension was requested to the Argentine Secretary of Industry, and alternatively it was also requested to grant the previously requested authorization to re-export the steel plates without industrialized conversion. On January 21, 2010, the competent authority rejected the time extension request and did not resolve the alternative authorization request. On February 25, 2010, UPSA made an administrative submission asking for a reconsideration of the decision, which was rejected on April 27, 2010. On November 4, 2011, UPSA submitted an administrative appeal before the Ministry of Industry, and its decision is still pending. In the event that steel plates cannot be exported, payable import duties and Customs' charges would amount to approximately $900, however in case of payment UPSA would have offsetting-tax credits amounting to approximately $300. We have been advised by local counsel that there is a positive prospect of obtaining the requested authorization for re-exporting the steel plates and we don't expect the resolution of these administrative proceedings to have a material adverse impact on the consolidated financial position or results of operations of the Company.

d)	Indemnification to Sparrow under the investment agreement

The investment agreement entered into with Sparrow described in Note 1 provides for our responsibility for certain liabilities related to our business. We provide indemnification in favor of Sparrow for certain matters, including labor matters, taxes, litigations, compliance with laws, environmental matters, insurances, vessels, among others as of December 12, 2012, the date of the closing of the investment agreement. These indemnification obligations will generally expire sixteen months after the closing date or six years after the closing date in the case of certain tax matters, and with certain indemnification obligations surviving indefinitely.

The Company shall not be liable for indemnity obligations unless and until the aggregate amount of indemnifiable losses equals or exceeds $10,000 with a deductible in the amount of $4,400, subject to certain exceptions. The maximum amount of indemnifiable losses which may be recovered from the Company shall not exceed $28,600 subject to certain exceptions.

e)	Lease obligations

Rental expense under continuing obligations for the three years ended December 31, 2012 was $849, $1,119 and $1,048, respectively. At December 31, 2012, obligations under the companies' operating leases for office spaces and a ship repair facility with initial or remaining lease terms longer than one year were as follows:

The Company and its subsidiaries lease buildings for office spaces and a ship repair facility under various operating leases, which expire from 2012 to 2017 and which generally have renewal options at similar terms.

Year ending December 31,

2013	$1,016
2014	917
2015	273
2016	68
2017	58
Total	$2,332

On April 6, 2008 we entered into a three-year bareboat charter for an 11,299 dwt, 2006 built product tanker, the M/T Austral which was extended for minimum 35 and maximum 37 months commencing on December 1, 2010.  The minimum obligations for the remaining term subsequent to December 31, 2012 is $1,292 in 2013.  On March 25, 2009 we entered into a one-year bareboat charter for a 5,706 dwt, 2008 built product tanker, the M/T Mediator which was re-delivered to her owner on October 6, 2010.  Rent expense for the three years ended December 31, 2012 was $1,536, $1,557 and $4,940, respectively.  When cash rental payments are not made on a straight–line basis, we recognize rental expense on a straight–line basis over the lease term.

On April 25, 2012, we entered into a bareboat charter agreement with a non-related party to charter twenty-four jumbo dry barges as described in Note 15.

f)	Charters-out

The future minimum revenues, before reduction for brokerage commissions, expected to be received on time charter agreements of our PSVs in our Offshore Supply Business chartered five in Brazil and one in North Sea, which terms are longer than one year were as follows:

Year ending December 31,

2013	$34,238
2014	22,503
2015	13,492
2016	5,742
Total	$75,975

The future minimum revenues, before reduction for brokerage commissions of three of our handy size-small product tanker vessels (one of them leased) in our Ocean Business chartered in South America, expected to be received on time charter agreements, which terms are longer than one year were as follows:

Year ending December 31,

2013	$18,090
2014	5,412
Total	$23,502

On November 12, 2012, one of our subsidiaries in the River Business, entered into a transshipment services agreement to provide storage and transshipment services of cargo from river barges to ocean export vessel through our Parana Petrol barge, for a three-year term from June 1, 2013.  The future minimum revenues, before reduction for commissions, expected to be received were as follows: $6,600 in 2013, $13,200 in each of 2014 and 2015 and $6,600 in 2016.

Revenues from time charter agreements are generally not received when a vessel, is off-hire, which includes time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future. The scheduled future minimum revenues should not be construed to reflect total shipping revenues for any of the periods.

g)	Other

At December 31, 2012, we employed several employees as crew on our vessels, land-based employees and shipyard workers.  These seafarers and shipyard workers are covered by industry-wide collective bargaining agreements that set basic standards applicable to all companies who hire such individuals in these industries.  Because most of our employees are covered by these industry-wide collective bargaining agreements, failure of industry groups to renew these agreements may disrupt our operations and adversely affect our earnings.  In addition, we cannot assure that these agreements will prevent labor interruptions.  While we have had no significant labor interruption in the past we do not believe any labor interruptions will disrupt our operations and harm our financial performance.

On our River Business, different degrees of unionization of our employees and crewmembers may lead to a change or leveling of such unionization, which could result in higher costs for us, thus affecting our results of operations. Furthermore, due to the unionized nature of our activity in South America, while in the process of negotiating such leveling, our operations may be affected by strikes in our River and Ocean businesses, causing us to suffer delays due to lack of the necessary crewing onboard our pushboats and ocean vessels. In our barge building facility at Punta Alvear, our workforce is also mainly unionized and negotiations over wages and conditions may have very little bearing on negotiations we have with our other employees and crew members.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
9.	INCOME TAXES

The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:

a)	Bahamas

The earnings from shipping operations were derived from sources outside the Bahamas and such earnings were not subject to Bahamian taxes.

b)	Panama

The earnings from shipping operations were derived from sources outside Panama and such earnings were not subject to Panamanian taxes.

c)	Paraguay

Our subsidiaries in Paraguay are subject to Paraguayan corporate income taxes.

d)	Argentina

Our subsidiaries in Argentina are subject to Argentine corporate income taxes.

In Argentina, the tax on minimum presumed income ("TOMPI"), supplements income tax since it applies a minimum tax on the potential income from certain income generating-assets at a 1% tax rate.  The Companies' tax obligation in any given year will be the higher of these two tax amounts.  However, if in any given tax year TOMPI exceeds income tax, such excess may be computed as payment on account of any excess of income tax over TOMPI that may arise in any of the ten following years.

e)	Brazil

Our subsidiaries in Brazil are subject to Brazilian corporate income taxes.

Income taxes in Brazil include federal income tax and social contribution (which is an additional federal income tax). Income tax is computed at the rate of 15%, plus a surtax of 10% on the amount that exceeds Brazilian reais 240,000 (equivalent to $117 at December 31, 2012) based on pretax income, adjusted for additions and exclusions established by the Brazilian tax legislation. Social contribution is calculated at the rate of 9%, on pretax income, in conformity with the tax law.

UP Offshore Apoio Maritimo Ltda., has foreign currency exchange gains recognized for tax purposes only in the period the debt (including intercompany transactions) is extinguished.  A deferred income tax liability is recognized in the period the foreign currency exchange rate changes equal to the future taxable income at the applicable tax rate.

f)	Chile

Our subsidiary in the Ocean Business, Corporación de Navegación Mundial S.A. (Cor.Na.Mu.S.A.) is subject to Chilean corporate income taxes.

g)	United Kingdom (UK)

Our subsidiary in the Offshore Supply Business, UP Offshore (UK) Limited, is not subject to corporate income tax in the United Kingdom, rather, it qualifies under UK tonnage tax rules and pays a flat rate based on the net tonnage of qualifying PSVs.

h)	United States of America (US)

Under the U.S. Internal Revenue Code of 1986, as amended, or the Code, 50% of the gross shipping income of our vessel owning or chartering subsidiaries attributable to transportation that begins or ends, but that does not both begin and end, in the U.S. are characterized as U.S. source shipping income.  Such income is subject to 4% U.S. federal income tax without allowance for deduction, unless our subsidiaries qualify for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder.

For the three years in the period ended December 31, 2012, our subsidiaries did not derive any US source shipping income.  Therefore our subsidiaries are not subject to any U.S. federal income taxes, except our ship management services provided by Ravenscroft.

Income tax expense (benefit) from continuing operations (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2012	2011	2010

Current income tax expense	$1,385	$1,904	$4,529
Deferred income tax (benefit) expense	(4,354)	(3,641)	1,834
	$(2,969)	$(1,737)	$6,363

Ultrapetrol's pre-tax income for the three years in the period ended December 31, 2012 was taxed in foreign jurisdictions (principally Argentina, Brazil and Paraguay).

The table below shows for each jurisdiction's total income tax expense and statutory tax rate:

	For the years ended December 31,
	2012	2011	2010

Brazil (34%)	$7	$-	$1,723
Argentina (35%)	1,255	1,110	623
Paraguay (10%)	48	403	1,725
Others	75	391	458
Current income tax expense	1,385	1,904	4,529
Deferred income tax (benefit) expense	(4,354)	(3,641)	1,834
Income tax (benefit) expense	$(2,969)	$(1,737)	$6,363

Reconciliation of income tax expense (benefit) to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2012	2011	2010
(Loss) income from continuing operations before income taxes	$(65,733)	$(19,972)	$1,958
Sources not subject to income tax	51,203	20,835	8,609
	(14,530)	863	10,567
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	(5,085)	302	3,698
Rate differential	348	(184)	(306)
Change in valuation allowance	1,549	197	1,215
Effects of foreign exchange changes related to our foreign subsidiaries	(1,479)	(4,020)	1,174
Income tax witholding in foreign jurisdictions	825	572	349
Others	873	1,396	233
Income tax (benefit) expense	$(2,969)	$(1,737)	$6,363

The Company's deferred income tax assets have been reduced by intercompany profits from the sale of river barges within the group.  The Company has deferred income tax expense in Argentina in 2012 and 2011 amounting to $2,541 and $ 4,630, respectively and recognizes them as income tax expense as the river barges are consumed through using.  The balance as of December 31, 2012 of $ 7,010 was reflected as non-current assets.

At December 31, 2012, Argentinean subsidiaries had a consolidated credit related to TOMPI of $4,068 that expires from 2013 through 2022.  At December 31, 2012, Argentinean subsidiaries had accumulated benefit from tax loss carryforwards ("NOLs") for a consolidated total of $7,110 that expire from 2013 through 2017.  The Company believes it is more likely than not that the Company's subsidiaries NOLs and TOMPI credit, with exception of $2,192 of NOLs and $703 of TOMPI credit, will be utilized through the turnaround of existing temporary differences, future taxable income, tax strategies or a combination thereof.

As of December 31, 2012, the valuation allowance for deferred tax assets is increase from $1,346 in 2011 to $2,895 in 2012, principally related with the increase in the Argentinean subsidiaries.

At December 31, 2012, the Brazilian subsidiaries had benefit from NOLs for a consolidated total of $1,678 that do not expire but the usage is limited to 30% of the taxable income in any year.

The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2012	2011
Deferred income tax assets
Other, deferred income tax current assets	$109	$286
NOLs	8,788	2,339
TOMPI credit	4,068	3,694
Other	421	3,453
Total deferred income tax noncurrent assets	13,277	9,486
Valuation allowance of deferred income tax assets	(2,895)	(1,346)
Net deferred income tax noncurrent assets	10,382	8,140
Deferred income tax liabilities
Vessels and equipment, net	13,176	11,292
Intangible assets	272	332
Unrealized exchange differences	2,120	3,851
Other	220	263
Total deferred income tax noncurrent liabilities	15,788	15,738
Net deferred income tax liabilities	$(5,297)	$(7,312)

As of January 1, 2012 and 2011, and for the years ended December 31, 2012 and 2011, the Company did not have any unrecognized tax positions.  In addition, the Company does not expect to hold unrecognized tax positions within the next twelve months.  Furthermore, the Company has elected to classify interest and penalties related to unrecognized tax positions, if and when required, as part of financial and operating expenses, respectively, in the consolidated statements of operations.  For the years ended December 31, 2012 and 2011, the Company has no accrued interest and penalties related to unrecognized tax positions.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

At December 31, 2012 and 2011, the balances of current receivables from related parties were $10 and $57, and balances of current payable to related parties were $3,761 and $1,158, respectively.

At December 31, 2012 and 2011 the balances of noncurrent receivables from related parties were as follows:

	At December 31,
	2012	2011
OTS S.A. (1)	3,852	2,195
Puertos del Sur S.A. (2)	-	4,283
Total	$3,852	$6,478

(1)	Corresponds to temporary working capital advances. The advances have no maturity date and do no accrue interest.
(2)	Since the date of our acquisition of control of Puertos de Sur S.A., our consolidated financial statements included the balances of this company.

Voyage expenses paid to related parties

For the three years ended December 31, 2012, the voyage expenses paid to related parties were as follows:

	For the years ended December 31,
	2012	2011	2010

Commercial commissions (1)	$1,064	$1,147	$1,101
Agency fees (2)	1,689	3,475	441
Total	$2,753	$4,622	$1,542

(1)	Commercial commissions

Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis beginning on June 25, 2003 and ending on June 25, 2013.

(2)	Agency fees

Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. companies of the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.

Operations in OTS S.A.'s terminal

UABL Paraguay, our subsidiary in the River Business, operates the terminal that pertains to OTS S.A., a 50% owned company.

For the three years in the period ended December 31, 2012, UABL Paraguay S.A. paid to OTS S.A. $495, $1,057 and $991, respectively, for this operation.

Ultrapetrol bridge loan facility

As provided in the investment agreement entered into with Sparrow described in note 1 the Company has a $40,000 secured credit facility that matures one year after the drawdown date. Advances under the facility are available for general corporate purposes. Interest on advances is charged at a rate per annum of 9.00%. The credit facility contains various restrictive covenants including restriction to pay dividends, as well as other customary covenants, representations and warranties, funding conditions and events of default, including a cross-default clause. As of December 31, 2012 no drawdown under the credit facility was made.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
11.	SHARE CAPITAL

Common shares and shareholders

On July 2, 2012, the shareholders of the Company at a Special General Meeting approved the increase in authorized share capital from 100,000,000 to 250,000,000 shares of common stock with a par value of $0.01 per share, and approved the adoption of the Third Amended and Restated Memorandum of Association and Sixth Amended and Restated Articles of Association.

The shares held directly by our Original Shareholders (Los Avellanos and Hazels), amounted 7,864,085 shares at December 31, 2012 of which 7,713,366 are expressly entitled to seven votes per share (with the other 150,719 shares being one vote) and all other holders of our common stock are entitled to one vote per share.  The special voting rights of the Original Shareholders are not transferable, unless transferred to another Original Shareholder.

If, after the date that is four years following the date of the Shareholders' Agreement (November 13, 2012), Sparrow sells all of its shares to one or more third parties, the multi-vote rights attached to the shares owned by Los Avellanos and Hazels shall terminate upon such sale and be of no further force and effect, and all such shares shall entitle the holder thereof to one vote, unless after the date that is two years following the date of the Shareholders' Agreement and prior to such sale (i) the Company or Sparrow has successfully completed a third party sale at a price such that if all of Sparrow's shares were sold at such a price on the date of such sale, Sparrow would achieve a certain rate of return on its investment in the Company or (ii) the Company's directors nominated by Sparrow have not approved a proposal to cause the Company to make such a sale, at any time when the 180-day daily weighted average price of the Company's common stock was sufficiently high to achieve such rate of return.

At December 31, 2012, the outstanding common shares are 140,419,487 par value $.01 per share.

At December 31, 2012 our shareholders Sparrow, Sparrow CI Sub Ltd. (a wholly owned subsidiary of Sparrow), Los Avellanos and Hazels hold 93,940,000, 16,060,000, 4,735,517 and 3,128,568 shares, respectively, which represent 66.9%, 11.4%, 3.4% and 2.2,% of the outstanding shares, respectively.  The joint voting power for these shares represents 87.9% of the total voting power and pursuant to a shareholder agreement signed between Sparrow, Los Avellanos and Hazels described in note 1, Los Avellanos and Hazels agree to vote their shares of common stock in the same manner as Sparrow, except for any matter that requires, but does not obtain, the approval of six directors of the Company.

Los Avellanos and Hazels are controlled by members of the Menendez family, including Felipe Menendez R., our president, chief executive officer and a director, and Ricardo Menendez R., our executive vice president and a director.  As such, they have the ability to exert influence over the operations of the Company.

2008 Share repurchase program

Ultrapetrol's Board of Directors has approved a share repurchase program, effective March 17, 2008, for up to a total of $50,000 of the Company's common stock through December 31, 2008. The expiration date of the share repurchase program was extended by the Board of Directors until September 30, 2009, when it finally expired.

At December 31, 2012 the Company had repurchased a total of 3,923,094 common shares, at a total cost of $19,488.

Registration rights agreements

On September 21, 2006, prior to its initial public offering the Company entered into a registration rights agreement with Los Avellanos, Hazels and Solimar Holdings Ltd., its shareholders of record immediately prior to the initial public offering which was terminated on December 12, 2012. On the same date the Company entered into a new registration rights agreement with Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels, pursuant to which the Company has granted them and certain of their transferees, the right, under certain circumstances and subject to certain restrictions, including any applicable lock-up agreements then in place, to require the Company to register under the Securities Act shares of the Company's common stock held by them. Under the registration rights agreement, these persons will have the right to request the Company to register the sale of shares held by them on their behalf and may also require the Company to make available shelf registration statements permitting sales of shares into the market from time to time over an extended period. In addition, these persons will have the ability to exercise certain piggyback registration rights in connection with registered offerings requested by shareholders or initiated by the Company.

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
12.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Interest and income taxes paid for the three years in the period ended December 31, 2012, from continuing operations were as follows:

	For the years ended December 31,
	2012	2011	2010

Interest paid	30,131	$26,866	$21,750
Income taxes paid	1,014	316	100

BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION
13.	BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION

The Company organizes its business and evaluates performance by its operating segments, Ocean, River and Offshore Supply Business.  The accounting policies of the reportable segments are the same as those for the consolidated financial statements (Note 2).  The Company does not have significant intersegment transactions.  These segments and their respective operations are as follows:

River Business:  In our River Business, we own and operate several dry and tanker barges, and push boats.  In addition, we use one barge from our ocean fleet, the Alianza G2, as a transfer station.  The dry barges transport basically agricultural and forestry products, iron ore and other cargoes, while the tanker barges carry petroleum products, vegetable oils and other liquids.  We operate our pushboats and barges on the navigable waters of Parana, Paraguay and Uruguay Rivers and part of the River Plate in South America, also known as the Hidrovia region.  River Business transportation services contributed 52%, 57% and 52% of consolidated operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company also has a shipyard that should promote organic growth and from time to time make external sales.  Third party shipyard sales contributed 10%, 6% and 0% of consolidated operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

Offshore Supply Business:  We operate our Offshore Supply Business, using PSVs owned by UP Offshore (Bahamas), which eight are employed in the Brazilian market and one in the North Sea.  PSVs are designed to transport supplies such as containerized equipment, drill casing, pipes and heavy loads on deck, along with fuel, water, drilling fluids and bulk cement in under deck tanks and a variety of other supplies to drilling rigs and platforms.  Offshore Supply Business transportation services contributed 25%, 21% and 24% of consolidated operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

Ocean Business:  In our Ocean Business, we operate eight oceangoing vessels:  four product tankers (one of which is on lease to us), two container feeder vessels under a container line service in Argentina cabotage trade, one oceangoing tug and one tank barge under the trade name Ultrapetrol.  Our Handy size/small product tanker vessels transport liquid bulk goods such as petroleum and petroleum derivatives on major trade routes around the globe.  Ocean Business transportation services contributed 23%, 22% and 24% of consolidated operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

All of the Company's operating revenues were derived from its foreign operations.  The following represents the Company's revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2012	2011	2010
Revenues (1)
− South America	$238,572	$267,420	$199,585
− Europe	28,320	19,910	19,923
− Central America	35,333	16,499	5,624
− North America	7,438	227	1,219
− Asia	3,506	426	4,094
	$313,169	$304,482	$230,445

(1)	Classified by country of domicile of charterers/costumers.

The Company's vessels are highly mobile and regularly and routinely moved between countries within a geographical region of the world.  In addition, these vessels may be redeployed among the geographical regions as changes in market conditions dictate.  Because of this mobility, long-lived assets, primarily vessels and equipment cannot be allocated to any one country.

The following represents the Company's vessels and equipment based upon the assets' physical location as of the end of each applicable period presented:

	At December 31,
	2012	2011
Vessels and equipment, net

− South America	$564,352	$572,512
− Europe	25,474	26,571
− Asia	53,496	68,149
− Other	4,197	4,213
	$647,519	$671,445

For the three years in the period ended December 31, 2012, 76%, 88% and 87% of the Company's revenues are concentrated in South America and at December 31, 2012 and 2011, 87% and 85% of the Company's vessels and equipment, respectively, are located in South America.

For the year ended December 31, 2012 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 28%, 29%, 4% and 12%, of the Company's consolidated revenues, respectively.

For the year ended December 31, 2011 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 29%, 25%, 20% and 12%, of the Company's consolidated revenues, respectively.

For the year ended December 31, 2010 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 30%, 27%, 13% and 19%, of the Company's consolidated revenues, respectively.

As a result, the Company's financial condition and results of operations depend, to a significant extent, on macroeconomic, regulatory and political conditions prevailing in South America.

Revenue by segment consists only of services provided to external customers, as reported in the consolidated statement of operations.  Resources are allocated based on segment profit or loss from operation, before interest and taxes.

Identifiable assets represent those assets used in the operations of each segment.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2012:

	River Business	Offshore Supply Business	Ocean Business		Total

Revenues	$163,279	$76,661	$73,229		$313,169
Running and voyage and manufacturing expenses	148,653	43,405	62,369		254,427
Depreciation and amortization	21,996	10,938	10,918		43,852
Segment operating (loss) profit	(18,963)	17,615	(23,771	) (1)	(25,119)
Segment assets	387,484	263,315	123,033		773,832
Investments in and receivables from affiliates	4,032	-	250		4,282
Loss from investment in affiliates	(1,168)	-	(7)		(1,175)
Additions to long-lived assets	24,634	13,405	1,977		40,016

(1)	Includes an impairment charge for our product tanker M/V Amadeo of $16,000.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2011:

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$174,594	$64,606	$65,282	$304,482
Running and voyage and manufacturing expenses	132,719	38,852	53,036	224,607
Depreciation and amortization	20,139	9,436	9,569	39,144
Segment operating (loss) profit	13,138	10,999	(4,753)	19,384
Segment assets	392,549	263,094	124,527	780,170
Investments in and receivables from affiliates	6,595	-	256	6,851
Loss from investment in affiliates	(1,042)	-	(31)	(1,073)
Additions to long-lived assets (1)	73,265	19,502	3,345	96,112

(1)	Excludes $1,751, which corresponds to additions to corporate assets.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2010:

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$120,024	$54,283	$56,138	$230,445
Running and voyage and manufacturing expenses	80,702	29,637	40,583	150,922
Depreciation and amortization	17,248	7,178	9,945	34,371
Segment operating (loss) profit	10,244	10,611	(2,137)	18,718
Segment assets	351,388	245,865	104,334	701,587
Investments in and receivables from affiliates	6,537	-	287	6,824
Income (Loss) from investment in affiliates	(322)	-	(19)	(341)
Additions to long-lived assets	67,942	7,141	30,164	105,247

Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:

	At December 31,
	2012	2011

Total assets for reportable segments	$773,832	$780,170
Other assets	14,271	16,021
Corporate cash and cash equivalents	222,215	34,096
Consolidated total assets	$1,010,318	$830,287

For the year ended December 31, 2012 revenues from one customer of Ultrapetrol Ocean and Offshore Supply Business represented $92,000 or 29% of the Company's consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $49,600 or 16% of the Company's consolidated revenues.

For the year ended December 31, 2011 revenues from one customer of Ultrapetrol Ocean and Offshore

Supply Business represented $86,400 or 28% of the Company' s consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $60,200 or 20% of the Company's consolidated revenues.

For the year ended December 31, 2010 revenues from one customer of Ultrapetrol Ocean and Offshore Supply Business represented $75,200 or 33% of the Company's consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $50,400 or 22% of the Company's consolidated revenues.

STOCK COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION [Abstract]
STOCK COMPENSATION
14.	STOCK COMPENSATION

We have adopted the 2006 Stock Incentive Plan, or the 2006 Plan, dated July 20, 2006 which entitles certain of our officers, key employees and directors to receive restricted stock, stock appreciation rights, stock options, dividend equivalent rights, unrestricted stock, restricted stock units or performance shares. Under the 2006 Plan, a total of 5,000,000 shares of common stock have been reserved for issuance.  The 2006 Plan is administered by our Board of Directors.  Under the terms of the 2006 Plan, our Board of Directors is able to grant new options exercisable at a price per share to be determined by our Board of Directors.  Under the terms of the 2006 Plan, no options would be able to be exercised until at least one year after the closing of our IPO (October 18, 2006).  Any shares received on exercise of the options would not be able to be sold until one year after the date of the stock option grant.  All options will expire ten years from the date of grant.  The 2006 Plan expires ten years from the closing of our IPO.

In addition, on July 20, 2006 we entered into separate consulting agreements that became effective upon completion of our IPO (October 18, 2006) with companies controlled by our chief executive officer, executive vice president, chief financial officer and chief financial accountant for work they perform for us in various different jurisdictions.  On October 29, 2009 the consulting agreements were renewed for a three-year period.  On October 29, 2012 the consulting agreements were further renewed for another three-year period.

Restricted common stock awards

In connection with the 2012 consulting agreements the Company awarded a total of 329,375 shares of restricted stock at no cost to three companies controlled by the chief executive officer, executive vice president and chief financial officer. These shares are non-transferable until they vest, which occurs on the third anniversary date of the grant date, subject to earlier forfeiture upon termination of the consultant's appointment with the Company. During the vesting period, the shares have voting rights and cash dividends will be paid if declared. The fair market value of the Company´s share on the grant date was $1.43.

In connection with the 2009 consulting agreements, the Company awarded a total of 329,375 shares of restricted common stock at no cost to three companies controlled by our chief executive officer, executive vice president and chief financial officer which were cliff-vested on October 29, 2012.  The fair market value of each share on the grant date was $5.11.

In connection with the 2009 consulting agreements, the Company awarded a total of 329,375 shares of performance restricted common stock at no cost which were also subject to continued employment to three companies controlled by our chief executive officer, executive vice president and chief financial officer. All of the performance restricted common stock cliff-vested on October 29, 2012 and contained performance criteria based on our EBITDA.  On October 29, 2012 172,906 and 156,469 awards were fully vested and fully forfeited, respectively based on achievement of that award's target.

On November 29, 2010, 12,689 shares were granted to a non-employee director.  These shares were vested 6,852 in 2011 and 5,837 in 2012.  The fair market value of each share on the grant date was $6.83.

On December 5, 2009 the Company granted a total of 97,164 shares of restricted common stock at no cost to its non-employee directors.  These shares were vested 25,640 in 2010, 23,046 in 2011 and 16,194 in 2012 and 39,136 were fully forfeited in 2010 since the resignation of two non-employee directors.  The fair market value of each share on the grant date was $4.92.

Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2012	2011	2010

Nonvested shares outstanding at January 1	680,781	703,827	755,914
Granted	329,375	-	12,689
Vested	(524,312)	(23,046)	(25,640)
Forfeited	(156,469)	-	(39,136)
Nonvested shares outstanding at December 31	329,375	680,781	703,827

2006 Plan shares issued as of the end of year	1,246,503	838,644	783,358
Shares available for issuance under 2006 Plan as of the end of year	3,753,497	4,161,356	4,216,642

Total stock based compensation expense as a result of all of these grants was $512 in 2012, $1,079 in 2011 and $1,266 in 2010 ($0 in 2012, $402 in 2011 and $576 in 2010 related with the performance based restricted common stock), and is recorded in the same line item as cash compensation.  The unrecognized compensation cost at December 31, 2012 was $444 of which $157 is expected to be recognized in each of 2013 and 2014 and $130 in 2015.

Stock options

In relation with the 2006 consulting agreements the Company awarded to three companies, one of which is controlled by our chief executive officer, one by our executive vice president and the other by our chief financial officer, stock options to purchase a total of 348,750 shares of common stock at an exercise price of $11.00 per share.  These stock options are fully vested and expire ten years from the date of grant.  The fair value of the options granted was estimated on the date of grant using the Black-Scholes option pricing model.

Additionally and in connection with the 2012 consulting agreement, on October 29, 2012 the Company awarded options to purchase a total of 329,375 shares of common stock of the Company, which will be granted over three years in equal annual installments and cliff vest in one year. The options shall be granted with an exercise price equal to the fair market value of a share of common stock of the Company on the applicable date on which the option is granted. The options shall be non-transferable. The term of the options shall be for a period of ten years following the date of grant of the applicable options.

The fair value of the options granted were estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions: risk free interest rate of 0.76% which is based on the U.S. Treasury yield curve in effect at the time of the grant, expected dividend yield of 0%, expected stock price volatility of 82% and expected life of 5.5 years, which has been computed based on the short-cut method per ASC 718-10-S99-1. The aggregate fair market value of the stock options on the grant date, $105, is being amortized as compensation expenses over the vesting period, using the straight-line method.

Total stock based compensation expenses was $18 for the period from October 29, 2012 to December 31, 2012 and is recorded in the same line items used for cash compensation.  The unrecognized compensation cost at December 31, 2012 was $87 which is expected to be recognized  in 2013.

Activity and related information with respect to the Company's stock options is summarized as follows:

	For the years ended December 31,
	2012		2011		2010
	Shares	Exercise price	Shares	Exercise price	Shares	Exercise price

Under option at January 1	348,750	$11.00	348,750	$11.00	$348,750	$11.00
Options granted	109,762	1.43	-	-	-	-
Options exercised	-	-	-	-	-	-
Options forfeited or expired	-	-	-	-	-	-
Under option at December 31	458,512	$8.71	348,750	$11.00	348,750	$11.00
Options exercisable at December 31	348,750	11.00	348,750	11.00	348,750	11.00

The aggregate intrinsic value of options outstanding and exercisable represents the total intrinsic value (the difference between the fair value of the Company's stock on the last day of each year and the exercise price, multiplied by the number of options where the exercise price exceeds the fair value) that would have been received by the option holders had all option holders exercised their options as of year-end.

At December 31, 2012 the intrinsic values of options outstanding and exercisable were $24 and $0, respectively and at December 31, 2011 the intrinsic values of options outstanding and exercisable were $0.

BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES	12 Months Ended
Dec. 31, 2012
BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES [Abstract]
BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES
15.	BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES

On April 25, 2012, we entered into a barge building contract with a non-related third party whereby we agreed to sell twenty-four newbuilt jumbo dry barges.  In addition, at the same time we entered into a bareboat barge charter agreement with that same non-related third party to charter those twenty-four barges for a period of 10 years, with no purchase option at the end of the lease.

At December 31, 2012 the Company delivered and leased-back 14 jumbo dry barges.

At December 31, 2012, obligations under the operating lease were as follows:

Year ending December 31

2013	$2,019
2014	1,949
2015	1,879
2016	1,809
2017	1,739
Thereafter	7,430
Total	$16,825

Rent expense for the year ended December 31, 2012 was $266. When cash rental payments are not made on a straight-line basis, we recognize rental expense on a straight-line basis over the lease term.

Subsequent Events

After December 31, 2012, the Company delivered and leased-back the remaining 10 jumbo dry-barges.

SUPPLEMENTAL GUARANTOR INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL GUARANTOR INFORMATION [Abstract]
SUPPLEMENTAL GUARANTOR INFORMATION
16.	SUPPLEMENTAL GUARANTOR INFORMATION

On November 24, 2004, the Company issued $180,000 9% First Preferred Ship Mortgage Notes due 2014.

The 2014 Senior Notes are fully and unconditionally guaranteed on a joint and several basis by Company's subsidiaries directly involved in our Ocean and River Business.

The Indenture provides that the 2014 Senior Notes and each of the guarantees granted by Subsidiaries, other than the Mortgage, are governed by, and construed in accordance with, the laws of the state of New York.  Each of the mortgaged vessels is registered under either the Panamanian flag, or another jurisdiction with similar procedures.  All of the Subsidiary Guarantors are outside of the United States.

Supplemental condensed consolidating financial information for the Guarantor Subsidiaries for the 2014 Senior Notes is presented below.  This information is prepared in accordance with the Company's accounting policies.  This supplemental financial disclosure should be read in conjunction with the consolidated financial statements.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$307,343	$124,498	$34,244	$(466,075)	$10
Other current assets	201,491	55,084	50,405	-	306,980
Total current assets	508,834	179,582	84,649	(466,075)	306,990

Noncurrent assets
Vessels and equipment, net	-	218,832	429,574	(887)	647,519
Investment in affiliates	151,447	-	251	(151,447)	251
Other noncurrent assets	5,171	17,173	42,134	(8,920)	55,558
Total noncurrent assets	156,618	236,005	471,959	(161,254)	703,328
Total assets	$665,452	$415,587	$556,608	$(627,329)	$1,010,318

Current liabilities
Payable to related parties	$-	$194,805	$275,031	$(466,075)	$3,761
Current portion of long-term financial debt	80,000	6,420	42,611	-	129,031
Other current liabilities	5,701	34,441	25,811	-	65,953
Total current liabilities	85,701	235,666	343,453	(466,075)	198,745

Noncurrent liabilities
Due to affiliates	$-	$8,920	$-	$(8,920)	$-
Long-term financial debt	180,000	55,102	153,419	-	388,521
Other noncurrent liabilities		262	16,291	-	16,553
Total noncurrent liabilities	180,000	64,284	169,710	(8,920)	405,074
Total liabilities	265,701	299,950	513,163	(474,995)	603,819

Equity of Ultrapetrol (Bahamas) Limited	399,751	115,637	43,445	(159,082)	399,751
Noncontrolling interest	-	-	-	6,748	6,748
Total equity	399,751	115,637	43,445	(152,334)	406,499
Total liabilities and equity	$665,452	$415,587	$556,608	$(627,329)	$1,010,318

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2011

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$297,324	$101,196	$30,751	$(429,214)	$57
Other current assets	3,773	46,055	56,248	-	106,076
Total current assets	301,097	147,251	86,999	(429,214)	106,133

Noncurrent assets
Vessels and equipment, net	-	212,324	460,066	(945)	671,445
Investment in affiliates	201,323	-	373	(201,323)	373
Other noncurrent assets	6,825	7,850	63,704	(26,043)	52,336
Total noncurrent assets	208,148	220,174	524,143	(228,311)	724,154
Total assets	$509,245	$367,425	$611,142	$(657,525)	$830,287

Current liabilities
Payable to related parties	$-	$127,664	$302,708	$(429,214)	$1,158
Current portion of long-term financial debt	-	3,478	18,026	-	21,504
Other current liabilities	4,948	19,223	27,055	-	51,226
Total current liabilities	4,948	150,365	347,789	(429,214)	73,888

Noncurrent liabilities
Due to affiliates	$-	$26,043	$-	$(26,043)	$-
Long-term financial debt	260,000	51,522	179,967	-	491,489
Other noncurrent liabilities	-	218	14,521	-	14,739
Total noncurrent liabilities	260,000	77,783	194,488	(26,043)	506,228
Total liabilities	264,948	228,148	542,277	(455,257)	580,116

Equity of Ultrapetrol (Bahamas) Limited	244,297	139,277	68,865	(208,142)	244,297
Noncontrolling interest	-	-	-	5,874	5,874
Total equity	244,297	139,277	68,865	(202,268)	250,171
Total liabilities and equity	$509,245	$367,425	$611,142	$(657,525)	$830,287

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$121,985	$205,112	$(13,928)	$313,169

Operating expenses	-	(133,209)	(218,949)	13,870	(338,288)
Operating (loss) profit	-	(11,224)	(13,837)	(58)	(25,119)

Investment in affiliates	(49,470)	-	(1,175)	49,470	(1,175)
Other (expenses) income	(14,187)	(15,185)	(10,067)	-	(39,439)
Loss before income taxes	(63,657)	(26,409)	(25,079)	49,412	(65,733)

Income taxes benefit (expense)	-	2,769	200	-	2,969
Loss from continuing operations	(63,657)	(23,640)	(24,879)	49,412	(62,764)

Loss from discontinued operations	-	-	-	-	-
Net loss	(63,657)	(23,640)	(24,879)	49,412	(62,764)

Net income attributable to noncontrolling interest	-	-	-	893	893
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(63,657)	$(23,640)	$(24,879)	$48,519	$(63,657)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$129,340	$190,630	$(15,488)	$304,482

Operating expenses	(8,490)	(112,238)	(179,800)	15,430	(285,098)
Operating (loss) profit	(8,490)	17,102	10,830	(58)	19,384

Investment in affiliates	(7,886)	-	(1,073)	7,886	(1,073)
Other (expenses) income	(2,429)	(23,212)	(12,642)	-	(38,283)
Loss before income taxes	(18,805)	(6,110)	(2,885)	7,828	(19,972)

Income taxes benefit (expense)	-	1,550	187	-	1,737
Loss from continuing operations	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Loss from discontinued operations	-	-	-	-	-
Net loss	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Net income attributable to noncontrolling interest	-	-	-	570	570
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(18,805)	$(4,560)	$(2,698)	$7,258	$(18,805)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(stated in thousands of U.S. dollars)

	Parent		Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-		$106,014	$133,015	$(8,584)	$230,445

Operating expenses	(8,332)		(89,245)	(122,676)	8,526	(211,727)
Operating (loss) profit	(8,332)		16,769	10,339	(58)	18,718

Investment in affiliates	8,153	(1)	-	(341)	(8,153)	(341)
Other (expenses) income	(5,192)		(1,197)	(10,030)	-	(16,419)
Loss before income taxes	(5,371)		15,572	(32)	(8,211)	1,958

Income taxes benefit (expense)	-		313	(6,676)	-	(6,363)
Loss from continuing operations	(5,371)		15,885	(6,708)	(8,211)	(4,405)

Loss from discontinued operations	-		-	(515)	-	(515)
Net loss	(5,371)		15,885	(7,223)	(8,211)	(4,920)

Net income attributable to noncontrolling interest	-		-	-	451	451
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(5,371)		$15,885	$(7,223)	$(8,662)	$(5,371)

(1)	Includes a loss of $515 related to discontinued operations.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net loss	$(62,764)	$(23,640)	$(23,986)	$47,626	$(62,764)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	51,532	(1,935)	56,858	(47,626)	58,829
Net cash (used in) provided by operating activities from continuing operations	(11,232)	(25,575)	32,872	-	(3,935)
Net cash (used in) operating activities from discontinued operations	-	-	-	-	-
Net cash (used in) provided by operating activities	(11,232)	(25,575)	32,872	-	(3,935)

Intercompany sources	(10,019)	43,839	(16,697)	(17,123)	-
Non-subsidiary sources	-	(14,985)	(17,528)	-	(32,513)
Net cash (used in) provided by investing activities	(10,019)	28,854	(34,225)	(17,123)	(32,513)

Intercompany sources	-	(17,123)	-	17,123	-
Non-subsidiary sources	219,122	6,315	(870)	-	224,567
Net cash (used in) provided by financing activities	219,122	(10,808)	(870)	17,123	224,567
Net increase (decrease) in cash and cash equivalents	$197,871	$(7,529)	$(2,223)	$-	$188,119

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net loss	$(18,235)	$(4,560)	$(2,128)	$6,688	$(18,235)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	12,134	21,396	6,165	(6,688)	33,007
Net cash (used in) provided by operating activities from continuing operations	(6,101)	16,836	4,037	-	14,772
Net cash (used in) operating activities from discontinued operations	-	-	(15)	-	(15)
Net cash (used in) provided by operating activities	(6,101)	16,836	4,022	-	14,757

Intercompany sources	(17,947)	(1,322)	(6,774)	26,043	-
Non-subsidiary sources	-	(42,907)	(54,956)	-	(97,863)
Net cash (used in) investing activities	(17,947)	(44,229)	(61,730)	26,043	(97,863)

Intercompany sources	-	26,043	-	(26,043)	-
Non-subsidiary sources	(15,000)	14,963	11,669	-	11,632
Net cash (used in) provided by financing activities	(15,000)	41,006	11,669	(26,043)	11,632
Net increase (decrease) in cash and cash equivalents	$(39,048)	$13,613	$(46,039)	$-	$(71,474)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2010

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net (loss) income	$(4,920)	$13,169	$5,307	$(18,476)	$(4,920)
Loss from discontinued operations	-	-	515	-	515
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities from continuing operations	(1,601)	(2,539)	10,913	18,476	25,249
Net cash (used in) provided by operating activities from continuing operations	(6,521)	10,630	16,735	-	20,844
Net cash (used in) operating activities from discontinued operations	-	-	(1,950)	-	(1,950)
Net cash (used in) provided by operating activities	(6,521)	10,630	14,785	-	18,894

Intercompany sources	(60,822)	(16,189)	-	77,011	-
Non-subsidiary sources	-	(3,850)	(52,239)	-	(56,089)
Net cash (used in) investing activities from continuing operations	(60,822)	(20,039)	(52,239)	77,011	(56,089)
Net cash provided by investing activities from discontinued operations	-	-	1,950	-	1,950
Net cash (used in) investing activities	(60,822)	(20,039)	(50,289)	77,011	(54,139)

Intercompany sources	-	-	77,011	(77,011)	-
Non-subsidiary sources	75,281	-	12,333	-	87,614
Net cash provided by financing activities	75,281	-	89,344	(77,011)	87,614
Net increase (decrease) in cash and cash equivalents	$7,938	$(9,409)	$53,840	$-	$52,369

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and principles of consolidation
a)	Basis of presentation and principles of consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The consolidated financial statements include the accounts of the Company and its subsidiaries, both majority and wholly owned. Significant intercompany accounts and transactions have been eliminated in this consolidation.  Investments in 50% or less owned affiliates, in which the Company exercises significant influence, are accounted for by the equity method.

Estimates
b)	Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the years.  Significant estimates have been made by management, including the allowance for doubtful accounts, insurance claims receivable, useful lives and valuation of vessels, hedge accounting, recoverability of tangible and intangible assets and certain accrued liabilities.  Actual results may differ from those estimates.

Revenues and related expenses
c)	Revenues and related expenses

Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, prices are fixed or determinable and collection is reasonably assured.

The primary source of the Company's revenue, freight transportation by river barges, ocean-going vessels or PSVs, is recognized based on time charters, bareboat charters, consecutive voyage charters or affreightment / voyage contracts.

Revenue from time charters and bareboat charters is earned and recognized on a daily basis.  Revenue from affreightment / voyage contracts and consecutive voyage charters is recognized based upon the percentage of voyage completion.  In our River Business, a voyage is deemed to commence upon the departure of the discharged barge of the previous voyage and is deemed to end upon the completion of discharge of the current voyage.  The percentage of voyage completion is based on the miles transited at the balance sheet date divided by the total miles expected for the voyage.  The position of the barge at the balance sheet date is determined by locating the position of the pushboat with the barge in tow through the use of a global positioning system ("GPS").

The Company does not begin recognizing revenue if the charter agreement has not been entered into with the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Demurrage income represents charges made to the charterer when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The recognition of revenue due to shortfalls on take or pay contracts occurs at the end of each declaration period. A declaration period is defined as the time period in which the contract volume obligation was to be met. If the volume was not met during that time period, then the amount of billable revenue resulting from the failure to perform will be calculated and recognized as it is billed.

Vessel voyage costs, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements.  The commissions paid in advance are deferred and amortized over the related voyage charter period to the extent commissions are earned as the Company's revenues are earned.  Bunker expenses are capitalized when acquired as operating supplies and subsequently charged to voyage expenses as consumed.  All other voyage expenses and other vessel operating expenses are expensed as incurred.

From time to time we provide ship salvage services under Lloyd's Standard Form of Salvage Agreement ("LOF"). The Company recognizes costs as incurred on these LOF services.  Revenue is recorded at the time the LOF settlement or arbitration award occurs.  In those cases where a minimum salvage remuneration is guaranteed or determined by contract then such minimum amount is recognized in revenue when services are rendered.

In its River Business the Company uses the completed contract method for river barges built which typically have construction periods of 30 days or less. Contracts are considered complete when title has passed, the customer has technically accepted the river barges and the Company does not retain risks or rewards of ownership of the river barges. Losses are accrued if manufacturing costs are expected to exceed manufacturing contract revenue.

Manufacturing expenses are primarily comprised of steel cost, which is the largest component of our raw materials, and the cost of labor.

The Company accounts for multiple element arrangements, in accordance with ASC 605-25.  For such transactions, revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element, and fair value is determined by vendor-specific objective evidence of fair value (VSOE).

Foreign currency translation
d)	Foreign currency translation

The Company uses the US dollar as its functional currency.  Receivables and payables denominated in foreign currencies are translated into US dollars at the rate of exchange at the balance sheet date, while revenues and expenses are translated using the average exchange rate for each month.

Certain subsidiaries enter into transactions denominated in currencies other than their functional currency.  Changes in currency exchange rates between the functional currency and the currency in which a transaction is denominated are included in the consolidated statements of operations in the period in which the currency exchange rate changes.

Cash and cash equivalents
e)	Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  Cash equivalents consist of money market instruments and interest-bearing deposits.  The credit risk associated with cash and cash equivalents is considered to be low due to the high credit quality of the financial institutions with which the Company operates.

Restricted cash
f)	Restricted cash

Certain of the Company's loan agreements require the Company to fund:  (a) a loan retention account equivalent to the next loan installment (depending on the frequency of the repayment elected by the Company, i.e. quarterly or semi annually) plus interest which is used to fund the loan installments coming due, (b) a drydocking account which is restricted for use and can only be used for the purpose of paying for drydocking or special survey expenses and (c) cash deposits required as collateral with certain banks under the Company's borrowing arrangements.

Accounts receivable
g)	Accounts receivable

Most of the Company's accounts receivable are due from international oil companies, international grainhouses, traders and mining companies.  The Company performs ongoing credit evaluations of its trade customers and generally does not require collateral. The Company routinely reviews its accounts receivables and makes provisions for probable doubtful accounts; however, those provisions are estimates and actual results could differ from those estimates and those differences may be material. Trade receivables are deemed uncollectible and removed from accounts receivable and the allowance for doubtful accounts when collection efforts have been exhausted.

Accounts receivable from one customer of Ultrapetrol Ocean and Offshore Supply Business accounted for 27% of total consolidated accounts receivable as of December 31, 2012.

Accounts receivable from one customer of Ultrapetrol Ocean and Offshore Supply Business accounted for 24% and one customer of Ultrapetrol River Business accounted for 17% of total consolidated accounts receivable as of December 31, 2011.

Changes in the allowance for doubtful accounts for the three years ended December 31, 2012, were as follow:

	For the years ended December 31,
	2012	2011	2010

Balance at January 1	$841	$555	$411
Provision	1,559	598	377
Recovery	(293)	-	(18)
Amounts written off (1)	(191)	(312)	(215)
Balance at December 31	$1,916	$841	$555

(1)	Accounts charged to the allowance when collection efforts cease.

Concentrations of credit risk
h)	Concentrations of credit risk

The Company is exposed to concentrations of credit risk associated with its cash and cash equivalents, restricted cash and derivative instruments. The Company minimizes its credit risk relating to these positions by monitoring the financial condition of the financial institutions and counterparties involved and by primarily conducting business with large, well-established financial institutions and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its significant counterparties. The Company is also exposed to concentrations of credit risk relating to its receivables due from customers in the industries in which operates. The Company does not generally require collateral or other security to support its outstanding receivables. The Company minimizes its credit risk relating to receivables by performing ongoing credit evaluations and, to date, credit losses have not been material.

Insurance claims receivable
i)	Insurance claims receivable

Insurance claims receivable comprise claims submitted relating to hull and machinery (H&M), protection and indemnity (P&I), loss of hire (LOH) and strike insurance coverage.  They are recorded when the recovery of an insurance claim is probable.  Deductible amounts related to covered incidents are expensed in the period of occurrence of the incident.  The credit risk associated with insurance claims receivable is considered low due to the high credit quality and funded status of the insurance underwriters and P&I clubs in which the Company is either a client or a member.  Insurance claims receivable, included in other receivables in the accompanying balance sheets, amounts to $6,017 and $4,531 at December 31, 2012 and 2011, respectively.

Operating supplies and inventories
j)	Operating supplies and inventories

Operating supplies and inventories are carried at the lower of cost or market and consist of the following:

	At December 31,
	2012	2011

River barges in progress and raw material related to barge production for sale to third parties	$10,019	$-
Fuel and supplies	3,619	4,520
	$13,638	$4,520

Vessels and equipment, net

k)	Vessels and equipment, net

Vessels and equipment are stated at cost less accumulated depreciation.  This cost includes the purchase price and all directly attributable costs (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods).  Subsequent expenditures for conversions renewals or major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the safety of the vessels.

New barges built for the River Business segment in our own shipyard in Punta Alvear, Argentina are capitalized at cost.

Depreciation is computed net of the estimated scrap value which is equal to the product of each vessel's lightweight tonnage and estimated scrap value per lightweight ton and is recorded using the straight-line method over the estimated useful lives of the vessels.  Acquired secondhand vessels are depreciated from the date of their acquisition over the remaining estimated useful life.

From time to time, the Company acquires vessels which have already exceeded the Company's useful life policy, in which case the Company depreciates such vessels based on its best estimate of such vessel's remaining useful life, typically until the next survey or certification date.

Improvements to leased property are amortized over the shorter of their economic life or the respective lease term.

The estimated useful life of each of the Company's major categories of assets is as follows:

Useful life (in years)

Ocean-going vessels	24 to 27
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

However, when regulations place limitations over the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective. Currently, these regulations do not affect any of our vessels.

At the time vessels are disposed of, the assets and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recorded in other operating income.

Long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying value of the asset.  The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each vessel in the Ocean and Offshore Supply Business and as a fleet in the River Business and compares them to their carrying value. The cash flow period is based on the remaining lives of the vessels or the fleet, which range from 4 to 24 years.  The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days. The Company estimates the daily time charter equivalent for the unfixed days based on the historical average for similar vessels and utilizing available market data for time charter and spot market rates and forward freight agreements over the remaining estimated life of the vessel, net of brokerage commissions, expected outflows for assets' maintenance and assets' operating expenses (including planned drydocking and special survey expenditures),  and fleet utilization ranging from 93% to 99%. The salvage value used in the impairment test is estimated in $405 (four hundred and five U.S. dollars) per light weight ton (LWT) in accordance with the Company's assets' depreciation policy. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree. Charter rates may remain at depressed levels for some time which could adversely affect the Company's revenue and profitability, and future assessments of asset impairment. As a result of the impairment review, the Company determined that the carrying amounts of its assets were recoverable, and therefore, concluded that no impairment loss was necessary for 2010, 2011 and 2012, except for the charge described below.

During the year ended December 31, 2012, the Company recorded an impairment charge totaling $16,000 to write down the carrying amount of its product tanker M/V Amadeo to its estimated fair value. The write down was as a consequence of the level of distress in the tanker market, and its high operational costs.

Dry dock costs
l)	Dry dock costs

The Company's vessels must be periodically drydocked and pass inspections to maintain their operating classification, as mandated by maritime regulations.  Costs incurred to drydock a vessel / pushboat are deferred and amortized using the straight-line method over the period to the next drydock, generally 24 to 36 months.  Drydocking costs incurred are comprised of: painting the vessel's hull and sides, recoating cargo and fuel tanks, and performing other engine and equipment maintenance activities to bring the vessel into compliance with classification standards.  The unamortized portion of dry dock costs for vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

Expenditures for maintenance and minor repairs are expensed as incurred.

Investments in affiliates
m)	Investments in affiliates

These investments are accounted for by the equity method. At December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, this includes our interest in 50% of Obras Terminales y Servicios S.A. ("OTS S.A.") and in 49% of Marítima Sipsa S.A.

At December 31, 2011 and for the years ended December 31, 2011 and 2010 it also includes our interest in 50% of Puertos del Sur S.A.  As described in Note 4, during 2012 the Company purchased the other 50% of Puertos del Sur S.A.

Identifiable intangible assets
n)	Identifiable intangible assets

The Company's intangible assets arose as a result of the Ravenscroft acquisition in 2006, and consist principally of a safety management system which is being amortized over its useful life of eight years using the straight-line method.

Accumulated amortization at December 31, 2012 and 2011 amounted to $1,181 and $1,006, respectively and amortization for the three years in the period ended December 31, 2012 amounted to $175, $175 and $305, respectively.  Amortization of intangible assets for the five years subsequent to December 31, 2012 is expected to be $175 in 2013 and $44 in 2014.

Goodwill
o)	Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired.  The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests.  The Company's impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to the reporting unit.  To determine the fair value of the reporting unit, the Company uses a discounted future cash flow ("DCF") approach that uses estimates for revenue, costs and appropriate discount rates, among others.  These various estimates are reviewed each time the Company tests goodwill for impairment and many are developed as part of the Company's routine business planning and forecasting process.  The Company believes its estimates and assumptions are reasonable; however, variations from those estimates could produce materially different results.

Other assets
p)	Other assets

This account corresponds to costs incurred to issue debt net of amortization costs, which are being amortized over the term of the debt using the effective interest rate method.  Any unamortized balance of costs relating to debt repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt modifications and extinguishment.  Amortization for debt issuance expense for the three years in the period ended December 31, 2012 totaled $2,217; $2,323 and $1,340, respectively, and is included in financial expense in the accompanying consolidated statements of operations.

Accounts payable
q)	Accounts payable
Accounts payable at December 31, 2012 and 2011 consists of insurance premium payables, operating expenses, among others.
Deferred gains -- River barges sale-leaseback transactions
r)	Deferred gains -- River barges sale-leaseback transactions

The Company has entered into a river barges sale-leaseback transaction (Note 15) with a finance company.  Gains are deferred to the extent of the present value of future minimum lease payments and are amortized as reductions to rental expense over the applicable lease term.  Deferred gains activity related to these transactions for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$-
Deferred gains arising from sales	2,116
Amortization of deferred gains included in operating expenses as reduction to rental expense	(30)
Balance at end of the year	$2,086

Comprehensive loss
s)	Comprehensive loss

The components of accumulated other comprehensive loss in the consolidated balance sheets were as follows:

	At December 31,
	2012	2011

Unrealized net losses on interest rate collar	$(1,958)	$(1,727)
Unrealized net losses on interest rate swaps	(803)	(482)
Unrealized net gains on EURO hedge	137	145
Accumulated other comprehensive loss	(2,624)	(2,064)

Amounts attributable to noncontrolling interest	(46)	(27)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(2,578)	$(2,037)

At December 31, 2012, the Company expects that it will reclassify $996 of net losses on interest rate collar and interest rate swaps from accumulated other comprehensive loss to earnings during the next twelve months related to the payments of interest of our variable interest rate debt that will affect earnings for 2013.

Derivative financial instruments
t)	Derivative financial instruments

The Company from time to time uses derivative financial instruments to reduce risk from foreign currency fluctuations, changes in spot market rates for oceangoing vessels, changes in interest rate and changes in bunker fuel prices.

The Company recognizes all of its derivative instruments as either assets or liabilities in the balance sheet at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For derivative financial instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative financial instrument is reported as a component of other comprehensive loss and reclassified into earnings in the same line item associated with the hedged transaction in the same period or periods during which the hedged transaction affects earnings.  The ineffective portion of a derivative's change in fair value is immediately recognized in income.

Derivative financial instruments that are not designated as hedges for accounting purposes are adjusted to fair value through income.

Loss per share
u)	Loss per share

Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the relevant periods net of shares held in treasury.  Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares result in the issuance of such shares.  In determining dilutive shares for this purpose the Company assumes, through the application of the treasury stock and if-converted methods, all restricted stock grants have vested, all common shares have been issued pursuant to the exercise of all outstanding stock options and all common shares have been issued pursuant to the conversion of all outstanding convertible notes.

For the three years in the period ended December 31, 2012, the Company had a net loss from continuing operations and therefore the effect of potentially dilutive securities was antidilutive.

The following outstanding equity awards are not included in the diluted net loss per share calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2012	2011	2010

Stock options	459,000	349,000	349,000
Restricted stock	329,000	705,000	520,000
Convertible debt	13,051,000	13,051,000	13,051,000
Total	13,839,000	14,105,000	13,920,000

The following table sets forth the computation of basic and diluted loss per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2012	2011	2010

Loss from continuing operations	$(63,657)	$(18,805)	$(4,856)
Loss from discontinued operations	-	-	(515)
Net loss	$(63,657)	$(18,805)	$(5,371)

	For the years ended December 31,
	2012	2011	2010

Basic and diluted weighted average number of shares	35,382,913	29,547,365	29,525,025

Basic and diluted loss per share:
From continuing operations	$(1.80)	$(0.64)	$(0.16)
From discontinued operations	-	-	(0.02)
	$(1.80)	$(0.64)	$(0.18)

Stock compensation
v)	Stock compensation

Stock-based compensation cost is measured at the date of grant, based on the calculated fair value of the award, and is recognized as expense over the employee's service period, which is generally the vesting period of the equity grant. The fair value of performance based restricted common stock awards that are probable of being earned is expensed over the performance periods as the awards vest.  The Company does not estimate forfeitures in its expense calculations as forfeiture history has been minor.

Other operating income, net
w)	Other operating income, net

For the three years in the period ended December 31, 2012, this account includes:

	For the years ended December 31,
	2012	2011	2010

Arbitration award (1)	$-	$4,748	$-
Gain on sale of vessels, net	3,564	-	724
Claims against insurance companies, net (2)	3,901	3,543	(46)
Other	911	(34)	(61)
	$8,376	$8,257	$617

(1)
One of our subsidiaries in the River Business, UABL Paraguay S.A., made a claim against a former customer in an arbitration proceeding where we claim damages for non performance under a transportation contract. On December 2, 2011 a final amount of $5,308 was awarded to the Company, which was collected on December 21, 2011. Due to the disputed nature of the claim, the Company had not recognized any income related to the claim and now since the arbitration proceeding was favorably settled and collected recognizing an income of $4,748, after deducting related legal fees of $560.

(2)	Corresponds to loss of hire insurance claims.

Income taxes
x)	Income taxes

The Company accounts for deferred income taxes under the liability method.  Under this method, deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes.  Deferred tax assets are recognized for all deductible temporary differences and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the deferred tax assets will be realized.  Deferred tax is measured based on tax rates and laws enacted or substantively enacted at the balance sheet date in any jurisdiction.

Income tax regulations in the different countries in which we operate are subject to interpretation by taxing authorities.  As a result, our judgment in the determination of uncertain income tax positions could be interpreted differently.  In this sense, the income tax returns of our primary income tax jurisdictions remain subject to examination by related tax authorities.  The tax returns are open to examination from 3 to 7 years.

Accounting standards recently adopted
y)	Accounting standards recently adopted

On January 1, 2012, we adopted an update issued by the Financial Accounting Standards Board, or FASB to existing guidance on the presentation of comprehensive income. This update requires the presentation of the components of net loss and other comprehensive income (loss) either in a single continuous statement or in two separate but consecutive statements. Net loss and other comprehensive income (loss) has been presented in two separate but consecutive statements for the current reporting period and prior comparative period in our consolidated financial statements.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts for the three years ended December 31, 2012, were as follow:

	For the years ended December 31,
	2012	2011	2010

Balance at January 1	$841	$555	$411
Provision	1,559	598	377
Recovery	(293)	-	(18)
Amounts written off (1)	(191)	(312)	(215)
Balance at December 31	$1,916	$841	$555

(1)	Accounts charged to the allowance when collection efforts cease.

Operating Supplies and Inventories
Operating supplies and inventories are carried at the lower of cost or market and consist of the following:

	At December 31,
	2012	2011

River barges in progress and raw material related to barge production for sale to third parties	$10,019	$-
Fuel and supplies	3,619	4,520
	$13,638	$4,520

Estimated Useful Life of Assets
The estimated useful life of each of the Company's major categories of assets is as follows:

Useful life (in years)

Ocean-going vessels	24 to 27
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

Deferred Gains
The Company has entered into a river barges sale-leaseback transaction (Note 15) with a finance company.  Gains are deferred to the extent of the present value of future minimum lease payments and are amortized as reductions to rental expense over the applicable lease term.  Deferred gains activity related to these transactions for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$-
Deferred gains arising from sales	2,116
Amortization of deferred gains included in operating expenses as reduction to rental expense	(30)
Balance at end of the year	$2,086

Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss in the consolidated balance sheets were as follows:

	At December 31,
	2012	2011

Unrealized net losses on interest rate collar	$(1,958)	$(1,727)
Unrealized net losses on interest rate swaps	(803)	(482)
Unrealized net gains on EURO hedge	137	145
Accumulated other comprehensive loss	(2,624)	(2,064)

Amounts attributable to noncontrolling interest	(46)	(27)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(2,578)	$(2,037)

Outstanding Equity Awards Not Included in the Diluted Net Loss per Share Calculation
The following outstanding equity awards are not included in the diluted net loss per share calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2012	2011	2010

Stock options	459,000	349,000	349,000
Restricted stock	329,000	705,000	520,000
Convertible debt	13,051,000	13,051,000	13,051,000
Total	13,839,000	14,105,000	13,920,000

Computation of Basic and Diluted Loss per Share
The following table sets forth the computation of basic and diluted loss per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2012	2011	2010

Loss from continuing operations	$(63,657)	$(18,805)	$(4,856)
Loss from discontinued operations	-	-	(515)
Net loss	$(63,657)	$(18,805)	$(5,371)

	For the years ended December 31,
	2012	2011	2010

Basic and diluted weighted average number of shares	35,382,913	29,547,365	29,525,025

Basic and diluted loss per share:
From continuing operations	$(1.80)	$(0.64)	$(0.16)
From discontinued operations	-	-	(0.02)
	$(1.80)	$(0.64)	$(0.18)

Other Operating Income, Net
For the three years in the period ended December 31, 2012, this account includes:

	For the years ended December 31,
	2012	2011	2010

Arbitration award (1)	$-	$4,748	$-
Gain on sale of vessels, net	3,564	-	724
Claims against insurance companies, net (2)	3,901	3,543	(46)
Other	911	(34)	(61)
	$8,376	$8,257	$617

(1)
One of our subsidiaries in the River Business, UABL Paraguay S.A., made a claim against a former customer in an arbitration proceeding where we claim damages for non performance under a transportation contract. On December 2, 2011 a final amount of $5,308 was awarded to the Company, which was collected on December 21, 2011. Due to the disputed nature of the claim, the Company had not recognized any income related to the claim and now since the arbitration proceeding was favorably settled and collected recognizing an income of $4,748, after deducting related legal fees of $560.

(2)	Corresponds to loss of hire insurance claims.

DRY DOCK (Tables)	12 Months Ended
Dec. 31, 2012
DRY DOCK [Abstract]
Capitalized Dry Dock
The capitalized amounts in dry dock at December 31, 2012 and 2011 were as follows:

	At December 31,
	2012	2011

Original book value	$23,699	$19,786
Accumulated amortization	(19,461)	(14,698)
Net book value	$4,238	$5,088

VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and Equipment, Net
The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2012 and 2011 were as follows:

	At December 31,
	2012	2011

Ocean-going vessels	$115,375	$127,468
River barges and pushboats	411,820	398,391
PSVs	223,032	199,453
Advances for PSV construction	53,496	68,149
Furniture and equipment	11,822	10,458
Building, land, operating base and shipyard	54,902	52,491
Total original book value	870,447	856,410
Accumulated depreciation	(222,928)	(184,965)
Net book value	$647,519	$671,445

LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
Balances of long-term financial debt
Balances of long-term financial debt were as follows:

			At December 31,
			2012			2011
	Financial institution /		Nominal value
Borrower	Other	Due-year (1)	Current	Noncurrent	Total	Total

Ultrapetrol (Bahamas) Ltd.	Private Investors	November 2014	$-	$180,000	$180,000	$180,000
Ultrapetrol (Bahamas) Ltd.	Private Investors	January 2013	80,000	-	80,000	80,000
UP Offshore Apoio Marítimo Ltda.	DVB AG	Through 2016	900	5,950	6,850	7,750
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2016	12,575	29,650	42,225	38,250
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2017	2,000	11,000	13,000	15,000
UP Offshore (Bahamas) Ltd.	DVB SE + Banco Security	Through 2018	3,333	30,833	34,166	37,500
Ingatestone Holdings Inc.	DVB AG	-	5,639	8,161	13,800	15,525
Ingatestone Holdings Inc	Natixis	March 2013	5,175	-	5,175	15,525
UP Offshore Apoio Marítimo Ltda.	BNDES	Through 2027	1,110	14,708	15,818	16,928
Stanyan Shipping Inc.	Natixis	Through 2017	1,108	5,438	6,546	9,303
Hallandale Commercial Corp.	Nordea	April 2013	5,644	-	5,644	7,212
UABL Paraguay	IFC	Through 2020	2,174	20,652	22,826	25,000
UABL Paraguay	OFID	Through 2020	1,304	12,391	13,695	15,000
UABL Barges and others	IFC	Through 2020	3,044	28,913	31,957	35,000
UABL Paraguay and Riverpar	IFC	Through 2021	1,765	13,235	15,000	15,000
UABL Paraguay and Riverpar	OFID	Through 2021	1,176	8,824	10,000	-
Ingatestone Holdings Inc.	DVB SE + NIBC	-	2,084	18,766	20,850	-
At December 31, 2012			$129,031	$388,521	$517,552
At December 31, 2011			$21,504	$491,489		$512,993

  (1)  See the descriptions below.

Aggregate annual future payments due to the long-term financial debt
Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2013	$129,031
2014	208,716
2015	24,098
2016	49,091
2017	40,022
Thereafter	66,594
Total	$517,552

9% First Preferred Ship Mortgage Notes due 2014

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Liabilities Measured on Recurring Basis
The Company's liabilities as of December 31, 2012 that are measured at fair value on a recurring basis are summarized below:

	Level 1	Level 2	Level 3
Current liabilities: - Interest rate collar (included in other liabilities)	-	722	-
- Interest rate swaps (included in other liabilities)	-	348	-
Noncurrent liabilities: - Interest rate collar (included in other liabilities)	-	1,235	-
- Interest rate swaps (included in other liabilities)	-	791	-

Fair Value Measured on Non-Recurring Basis	The Company's assets as of December 31, 2012 that are measured at fair value on a non-recurring basis are summarized below:
	Level 1	Level 2	Level 3

Vessels and equipment held and used	$-	$-	$7,380

Fair Value of Other Financial Assets and Liabilities
The estimated fair value of the Company's other financial assets and liabilities were as follows:

	At December 31,
	2012		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
ASSETS

Cash and cash equivalents	$222,215	$222,215	$34,096	$34,096
Restricted cash (current and noncurrent portion)	7,432	7,432	8,302	8,302

LIABILITIES

Long term financial debt (current and non-current portion – Note 5) (1)	$517,552	$517,595	$512,993	$468,393

(1)	The fair value of long term financial debt is measured using Level 2 fair value inputs.

DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES [Abstract]
Derivative Instruments
Liabilities arising from outstanding derivative positions are included in the accompanying consolidated balance sheets as other liabilities, as follows:

	At December 31, 2012
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$722	$1,235
Interest rate swaps (cash flow hedge)	348	791
	$1,070	$2,026

	At December 31, 2011
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$582	$1,145
Interest rate swaps (cash flow hedge)	251	643
	$833	$1,788

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Rental Payments for Operating Leases
Rental expense under continuing obligations for the three years ended December 31, 2012 was $849, $1,119 and $1,048, respectively. At December 31, 2012, obligations under the companies' operating leases for office spaces and a ship repair facility with initial or remaining lease terms longer than one year were as follows:

The Company and its subsidiaries lease buildings for office spaces and a ship repair facility under various operating leases, which expire from 2012 to 2017 and which generally have renewal options at similar terms.

Year ending December 31,

2013	$1,016
2014	917
2015	273
2016	68
2017	58
Total	$2,332

Offshore Supply Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions, expected to be received on time charter agreements of our PSVs in our Offshore Supply Business chartered five in Brazil and one in North Sea, which terms are longer than one year were as follows:

Year ending December 31,

2013	$34,238
2014	22,503
2015	13,492
2016	5,742
Total	$75,975

Ocean Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions of three of our handy size-small product tanker vessels (one of them leased) in our Ocean Business chartered in South America, expected to be received on time charter agreements, which terms are longer than one year were as follows:

Year ending December 31,

2013	$18,090
2014	5,412
Total	$23,502

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) from continuing operations (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2012	2011	2010

Current income tax expense	$1,385	$1,904	$4,529
Deferred income tax (benefit) expense	(4,354)	(3,641)	1,834
	$(2,969)	$(1,737)	$6,363

The table below shows for each jurisdiction's total income tax expense and statutory tax rate:

	For the years ended December 31,
	2012	2011	2010

Brazil (34%)	$7	$-	$1,723
Argentina (35%)	1,255	1,110	623
Paraguay (10%)	48	403	1,725
Others	75	391	458
Current income tax expense	1,385	1,904	4,529
Deferred income tax (benefit) expense	(4,354)	(3,641)	1,834
Income tax (benefit) expense	$(2,969)	$(1,737)	$6,363

Effective Income Tax Rate Reconciliation
Reconciliation of income tax expense (benefit) to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2012	2011	2010
(Loss) income from continuing operations before income taxes	$(65,733)	$(19,972)	$1,958
Sources not subject to income tax	51,203	20,835	8,609
	(14,530)	863	10,567
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	(5,085)	302	3,698
Rate differential	348	(184)	(306)
Change in valuation allowance	1,549	197	1,215
Effects of foreign exchange changes related to our foreign subsidiaries	(1,479)	(4,020)	1,174
Income tax witholding in foreign jurisdictions	825	572	349
Others	873	1,396	233
Income tax (benefit) expense	$(2,969)	$(1,737)	$6,363

Deferred Tax Assets and Liabilities
The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2012	2011
Deferred income tax assets
Other, deferred income tax current assets	$109	$286
NOLs	8,788	2,339
TOMPI credit	4,068	3,694
Other	421	3,453
Total deferred income tax noncurrent assets	13,277	9,486
Valuation allowance of deferred income tax assets	(2,895)	(1,346)
Net deferred income tax noncurrent assets	10,382	8,140
Deferred income tax liabilities
Vessels and equipment, net	13,176	11,292
Intangible assets	272	332
Unrealized exchange differences	2,120	3,851
Other	220	263
Total deferred income tax noncurrent liabilities	15,788	15,738
Net deferred income tax liabilities	$(5,297)	$(7,312)

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Balances
At December 31, 2012 and 2011 the balances of noncurrent receivables from related parties were as follows:

	At December 31,
	2012	2011
OTS S.A. (1)	3,852	2,195
Puertos del Sur S.A. (2)	-	4,283
Total	$3,852	$6,478

(1)	Corresponds to temporary working capital advances. The advances have no maturity date and do no accrue interest.
(2)	Since the date of our acquisition of control of Puertos de Sur S.A., our consolidated financial statements included the balances of this company.

Expenses Paid to Related Parties
For the three years ended December 31, 2012, the voyage expenses paid to related parties were as follows:

	For the years ended December 31,
	2012	2011	2010

Commercial commissions (1)	$1,064	$1,147	$1,101
Agency fees (2)	1,689	3,475	441
Total	$2,753	$4,622	$1,542

(1)	Commercial commissions

Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis beginning on June 25, 2003 and ending on June 25, 2013.

(2)	Agency fees

Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. companies of the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
Supplemental Disclosure of Cash Flow Information
Interest and income taxes paid for the three years in the period ended December 31, 2012, from continuing operations were as follows:

	For the years ended December 31,
	2012	2011	2010

Interest paid	30,131	$26,866	$21,750
Income taxes paid	1,014	316	100

BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
Revenue by Geographical Region
All of the Company's operating revenues were derived from its foreign operations.  The following represents the Company's revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2012	2011	2010
Revenues (1)
− South America	$238,572	$267,420	$199,585
− Europe	28,320	19,910	19,923
− Central America	35,333	16,499	5,624
− North America	7,438	227	1,219
− Asia	3,506	426	4,094
	$313,169	$304,482	$230,445

(1)	Classified by country of domicile of charterers/costumers.

Assets by Geographical Region
The following represents the Company's vessels and equipment based upon the assets' physical location as of the end of each applicable period presented:

	At December 31,
	2012	2011
Vessels and equipment, net

− South America	$564,352	$572,512
− Europe	25,474	26,571
− Asia	53,496	68,149
− Other	4,197	4,213
	$647,519	$671,445

Operating Segment Information
The following schedule presents segment information about the Company's operations for the year ended December 31, 2012:

	River Business	Offshore Supply Business	Ocean Business		Total

Revenues	$163,279	$76,661	$73,229		$313,169
Running and voyage and manufacturing expenses	148,653	43,405	62,369		254,427
Depreciation and amortization	21,996	10,938	10,918		43,852
Segment operating (loss) profit	(18,963)	17,615	(23,771	) (1)	(25,119)
Segment assets	387,484	263,315	123,033		773,832
Investments in and receivables from affiliates	4,032	-	250		4,282
Loss from investment in affiliates	(1,168)	-	(7)		(1,175)
Additions to long-lived assets	24,634	13,405	1,977		40,016

(1)	Includes an impairment charge for our product tanker M/V Amadeo of $16,000.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2011:

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$174,594	$64,606	$65,282	$304,482
Running and voyage and manufacturing expenses	132,719	38,852	53,036	224,607
Depreciation and amortization	20,139	9,436	9,569	39,144
Segment operating (loss) profit	13,138	10,999	(4,753)	19,384
Segment assets	392,549	263,094	124,527	780,170
Investments in and receivables from affiliates	6,595	-	256	6,851
Loss from investment in affiliates	(1,042)	-	(31)	(1,073)
Additions to long-lived assets (1)	73,265	19,502	3,345	96,112

(1)	Excludes $1,751, which corresponds to additions to corporate assets.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2010:

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$120,024	$54,283	$56,138	$230,445
Running and voyage and manufacturing expenses	80,702	29,637	40,583	150,922
Depreciation and amortization	17,248	7,178	9,945	34,371
Segment operating (loss) profit	10,244	10,611	(2,137)	18,718
Segment assets	351,388	245,865	104,334	701,587
Investments in and receivables from affiliates	6,537	-	287	6,824
Income (Loss) from investment in affiliates	(322)	-	(19)	(341)
Additions to long-lived assets	67,942	7,141	30,164	105,247

Reconciliation of Assets from Segment to Consolidated
Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:

	At December 31,
	2012	2011

Total assets for reportable segments	$773,832	$780,170
Other assets	14,271	16,021
Corporate cash and cash equivalents	222,215	34,096
Consolidated total assets	$1,010,318	$830,287

STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION [Abstract]
Restricted Common Stock Activity
Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2012	2011	2010

Nonvested shares outstanding at January 1	680,781	703,827	755,914
Granted	329,375	-	12,689
Vested	(524,312)	(23,046)	(25,640)
Forfeited	(156,469)	-	(39,136)
Nonvested shares outstanding at December 31	329,375	680,781	703,827

2006 Plan shares issued as of the end of year	1,246,503	838,644	783,358
Shares available for issuance under 2006 Plan as of the end of year	3,753,497	4,161,356	4,216,642

Stock Options Activity

Activity and related information with respect to the Company's stock options is summarized as follows:

	For the years ended December 31,
	2012		2011		2010
	Shares	Exercise price	Shares	Exercise price	Shares	Exercise price

Under option at January 1	348,750	$11.00	348,750	$11.00	$348,750	$11.00
Options granted	109,762	1.43	-	-	-	-
Options exercised	-	-	-	-	-	-
Options forfeited or expired	-	-	-	-	-	-
Under option at December 31	458,512	$8.71	348,750	$11.00	348,750	$11.00
Options exercisable at December 31	348,750	11.00	348,750	11.00	348,750	11.00

BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES (Tables)	12 Months Ended
Dec. 31, 2012
BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES [Abstract]
Obligations under Operating Lease	At December 31, 2012, obligations under the operating lease were as follows:
Year ending December 31

2013	$2,019
2014	1,949
2015	1,879
2016	1,809
2017	1,739
Thereafter	7,430
Total	$16,825

SUPPLEMENTAL GUARANTOR INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL GUARANTOR INFORMATION [Abstract]
Condensed Consolidated Balance Sheet
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$307,343	$124,498	$34,244	$(466,075)	$10
Other current assets	201,491	55,084	50,405	-	306,980
Total current assets	508,834	179,582	84,649	(466,075)	306,990

Noncurrent assets
Vessels and equipment, net	-	218,832	429,574	(887)	647,519
Investment in affiliates	151,447	-	251	(151,447)	251
Other noncurrent assets	5,171	17,173	42,134	(8,920)	55,558
Total noncurrent assets	156,618	236,005	471,959	(161,254)	703,328
Total assets	$665,452	$415,587	$556,608	$(627,329)	$1,010,318

Current liabilities
Payable to related parties	$-	$194,805	$275,031	$(466,075)	$3,761
Current portion of long-term financial debt	80,000	6,420	42,611	-	129,031
Other current liabilities	5,701	34,441	25,811	-	65,953
Total current liabilities	85,701	235,666	343,453	(466,075)	198,745

Noncurrent liabilities
Due to affiliates	$-	$8,920	$-	$(8,920)	$-
Long-term financial debt	180,000	55,102	153,419	-	388,521
Other noncurrent liabilities		262	16,291	-	16,553
Total noncurrent liabilities	180,000	64,284	169,710	(8,920)	405,074
Total liabilities	265,701	299,950	513,163	(474,995)	603,819

Equity of Ultrapetrol (Bahamas) Limited	399,751	115,637	43,445	(159,082)	399,751
Noncontrolling interest	-	-	-	6,748	6,748
Total equity	399,751	115,637	43,445	(152,334)	406,499
Total liabilities and equity	$665,452	$415,587	$556,608	$(627,329)	$1,010,318

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2011

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$297,324	$101,196	$30,751	$(429,214)	$57
Other current assets	3,773	46,055	56,248	-	106,076
Total current assets	301,097	147,251	86,999	(429,214)	106,133

Noncurrent assets
Vessels and equipment, net	-	212,324	460,066	(945)	671,445
Investment in affiliates	201,323	-	373	(201,323)	373
Other noncurrent assets	6,825	7,850	63,704	(26,043)	52,336
Total noncurrent assets	208,148	220,174	524,143	(228,311)	724,154
Total assets	$509,245	$367,425	$611,142	$(657,525)	$830,287

Current liabilities
Payable to related parties	$-	$127,664	$302,708	$(429,214)	$1,158
Current portion of long-term financial debt	-	3,478	18,026	-	21,504
Other current liabilities	4,948	19,223	27,055	-	51,226
Total current liabilities	4,948	150,365	347,789	(429,214)	73,888

Noncurrent liabilities
Due to affiliates	$-	$26,043	$-	$(26,043)	$-
Long-term financial debt	260,000	51,522	179,967	-	491,489
Other noncurrent liabilities	-	218	14,521	-	14,739
Total noncurrent liabilities	260,000	77,783	194,488	(26,043)	506,228
Total liabilities	264,948	228,148	542,277	(455,257)	580,116

Equity of Ultrapetrol (Bahamas) Limited	244,297	139,277	68,865	(208,142)	244,297
Noncontrolling interest	-	-	-	5,874	5,874
Total equity	244,297	139,277	68,865	(202,268)	250,171
Total liabilities and equity	$509,245	$367,425	$611,142	$(657,525)	$830,287

Condensed Consolidating Statement of Operations
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$121,985	$205,112	$(13,928)	$313,169

Operating expenses	-	(133,209)	(218,949)	13,870	(338,288)
Operating (loss) profit	-	(11,224)	(13,837)	(58)	(25,119)

Investment in affiliates	(49,470)	-	(1,175)	49,470	(1,175)
Other (expenses) income	(14,187)	(15,185)	(10,067)	-	(39,439)
Loss before income taxes	(63,657)	(26,409)	(25,079)	49,412	(65,733)

Income taxes benefit (expense)	-	2,769	200	-	2,969
Loss from continuing operations	(63,657)	(23,640)	(24,879)	49,412	(62,764)

Loss from discontinued operations	-	-	-	-	-
Net loss	(63,657)	(23,640)	(24,879)	49,412	(62,764)

Net income attributable to noncontrolling interest	-	-	-	893	893
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(63,657)	$(23,640)	$(24,879)	$48,519	$(63,657)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$129,340	$190,630	$(15,488)	$304,482

Operating expenses	(8,490)	(112,238)	(179,800)	15,430	(285,098)
Operating (loss) profit	(8,490)	17,102	10,830	(58)	19,384

Investment in affiliates	(7,886)	-	(1,073)	7,886	(1,073)
Other (expenses) income	(2,429)	(23,212)	(12,642)	-	(38,283)
Loss before income taxes	(18,805)	(6,110)	(2,885)	7,828	(19,972)

Income taxes benefit (expense)	-	1,550	187	-	1,737
Loss from continuing operations	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Loss from discontinued operations	-	-	-	-	-
Net loss	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Net income attributable to noncontrolling interest	-	-	-	570	570
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(18,805)	$(4,560)	$(2,698)	$7,258	$(18,805)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(stated in thousands of U.S. dollars)

	Parent		Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-		$106,014	$133,015	$(8,584)	$230,445

Operating expenses	(8,332)		(89,245)	(122,676)	8,526	(211,727)
Operating (loss) profit	(8,332)		16,769	10,339	(58)	18,718

Investment in affiliates	8,153	(1)	-	(341)	(8,153)	(341)
Other (expenses) income	(5,192)		(1,197)	(10,030)	-	(16,419)
Loss before income taxes	(5,371)		15,572	(32)	(8,211)	1,958

Income taxes benefit (expense)	-		313	(6,676)	-	(6,363)
Loss from continuing operations	(5,371)		15,885	(6,708)	(8,211)	(4,405)

Loss from discontinued operations	-		-	(515)	-	(515)
Net loss	(5,371)		15,885	(7,223)	(8,211)	(4,920)

Net income attributable to noncontrolling interest	-		-	-	451	451
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(5,371)		$15,885	$(7,223)	$(8,662)	$(5,371)

(1)	Includes a loss of $515 related to discontinued operations.

Condensed Consolidating Cash Flow

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net loss	$(62,764)	$(23,640)	$(23,986)	$47,626	$(62,764)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	51,532	(1,935)	56,858	(47,626)	58,829
Net cash (used in) provided by operating activities from continuing operations	(11,232)	(25,575)	32,872	-	(3,935)
Net cash (used in) operating activities from discontinued operations	-	-	-	-	-
Net cash (used in) provided by operating activities	(11,232)	(25,575)	32,872	-	(3,935)

Intercompany sources	(10,019)	43,839	(16,697)	(17,123)	-
Non-subsidiary sources	-	(14,985)	(17,528)	-	(32,513)
Net cash (used in) provided by investing activities	(10,019)	28,854	(34,225)	(17,123)	(32,513)

Intercompany sources	-	(17,123)	-	17,123	-
Non-subsidiary sources	219,122	6,315	(870)	-	224,567
Net cash (used in) provided by financing activities	219,122	(10,808)	(870)	17,123	224,567
Net increase (decrease) in cash and cash equivalents	$197,871	$(7,529)	$(2,223)	$-	$188,119

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net loss	$(18,235)	$(4,560)	$(2,128)	$6,688	$(18,235)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	12,134	21,396	6,165	(6,688)	33,007
Net cash (used in) provided by operating activities from continuing operations	(6,101)	16,836	4,037	-	14,772
Net cash (used in) operating activities from discontinued operations	-	-	(15)	-	(15)
Net cash (used in) provided by operating activities	(6,101)	16,836	4,022	-	14,757

Intercompany sources	(17,947)	(1,322)	(6,774)	26,043	-
Non-subsidiary sources	-	(42,907)	(54,956)	-	(97,863)
Net cash (used in) investing activities	(17,947)	(44,229)	(61,730)	26,043	(97,863)

Intercompany sources	-	26,043	-	(26,043)	-
Non-subsidiary sources	(15,000)	14,963	11,669	-	11,632
Net cash (used in) provided by financing activities	(15,000)	41,006	11,669	(26,043)	11,632
Net increase (decrease) in cash and cash equivalents	$(39,048)	$13,613	$(46,039)	$-	$(71,474)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2010

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net (loss) income	$(4,920)	$13,169	$5,307	$(18,476)	$(4,920)
Loss from discontinued operations	-	-	515	-	515
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities from continuing operations	(1,601)	(2,539)	10,913	18,476	25,249
Net cash (used in) provided by operating activities from continuing operations	(6,521)	10,630	16,735	-	20,844
Net cash (used in) operating activities from discontinued operations	-	-	(1,950)	-	(1,950)
Net cash (used in) provided by operating activities	(6,521)	10,630	14,785	-	18,894

Intercompany sources	(60,822)	(16,189)	-	77,011	-
Non-subsidiary sources	-	(3,850)	(52,239)	-	(56,089)
Net cash (used in) investing activities from continuing operations	(60,822)	(20,039)	(52,239)	77,011	(56,089)
Net cash provided by investing activities from discontinued operations	-	-	1,950	-	1,950
Net cash (used in) investing activities	(60,822)	(20,039)	(50,289)	77,011	(54,139)

Intercompany sources	-	-	77,011	(77,011)	-
Non-subsidiary sources	75,281	-	12,333	-	87,614
Net cash provided by financing activities	75,281	-	89,344	(77,011)	87,614
Net increase (decrease) in cash and cash equivalents	$7,938	$(9,409)	$53,840	$-	$52,369

NATURE OF OPERATIONS AND CORPORATE ORGANIZATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
Number of segments of marine transportation	3
Subsidiary or Equity Method Investee [Line Items]
Net proceeds from issuance of stock	$ 219,122	$ 0	$ 0
Number of directors required to approve certain actions of the entity	6
Number of years the drag along rights take effect after the closing date	4 years
Southern Cross Latin America Private Equity Funds III and IV [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)	110,000,000
Sparrow Capital Investments, Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)	16,060,000
Purchase price (in dollars per share)	$ 2
Net proceeds from issuance of stock	$ 219,122
Number of directors appointed for initial period of six months after December 12, 2012	2
Number of directors appointed subsequent to the termination of initial period	4
Los Avellanos and Hazels [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of directors appointed for initial period of six months after December 12, 2012	4
Number of directors appointed subsequent to the termination of initial period	2

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	50.00%
Revenues and Related Expenses [Abstract]
Construction Period	30 days
Cash and Cash Equivalents [Abstract]
Maximum number of months of maturity of highly liquid investments to be considered as cash equivalents	3 months
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at January 1	$ 841		$ 555		$ 411
Provision	1,559		598		377
Recovery	(293)		0		(18)
Amounts written off	(191)	[1]	(312)	[1]	(215)	[1]
Balance at December 31	1,916		841		555
Insurance Claims Receivable [Abstract]
Insurance claims receivable	$ 6,017		$ 4,531
Accounts Receivable [Member] | Ultrapetrol Ocean and Offshore Supply Business [Member]
Accounts Receivable [Line Items]
Concentration risk, percentage (in hundredths)	27.00%		24.00%
Accounts Receivable [Member] | Ultrapetrol River Business [Member]
Accounts Receivable [Line Items]
Concentration risk, percentage (in hundredths)			17.00%
Puertos del Sur S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	50.00%		50.00%		50.00%
Obras Terminales y Servicios S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	50.00%
Maritima Sipsa S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	49.00%

[1]	Accounts charged to the allowance when collection efforts cease

SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment, OCI (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
River barges in progress and raw material related to barge production	$ 10,019,000		$ 0
Fuel and supplies	3,619,000		4,520,000
Operating supplies and inventories	13,638,000		4,520,000
Estimated salvage value used in impairment test per light weight ton	405
Impairment charge	16,000,000	[1]	0	[1]	0	[1]
Identifiable Intangible Assets [Abstract]
Useful life of intangible assets	8 years
Accumulated amortization	1,181,000		1,006,000
Amortization of intangible assets	175,000		175,000		305,000
Estimated Amortization of Intangible Assets [Abstract]
2013	175,000
2014	44,000
Other Assets [Abstract]
Debt issuance expense amortization	2,217,000		2,323,000		1,340,000
Deferred gains -- River barges sale-leaseback transactions
Balance at beginning of year	0
Deferred gains arising from sales	2,116,000
Amortization of deferred gains included in operating expenses as reduction to rental expense	(30,000)
Balance at end of the year	2,086,000		0
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss)	(2,624,000)		(2,064,000)
Amounts attributable to noncontrolling interest	(46,000)		(27,000)
Amounts attributable to Ultrapetrol (Bahamas) Limited	(2,578,000)		(2,037,000)
Net losses on interest rate interest rate derivatives to be reclassified in next twelve months	996,000
Interest Rate Collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	(1,958,000)		(1,727,000)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	(803,000)		(482,000)
EURO Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	$ 137,000		$ 145,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Cash flow period	4 years
Percentage of utilization of fleet (in hundredths)	93.00%
Dry Dock Costs [Abstract]
Deferred dry dock costs amortization period	24 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash flow period	24 years
Percentage of utilization of fleet (in hundredths)	99.00%
Dry Dock Costs [Abstract]
Deferred dry dock costs amortization period	36 months
Ocean-going Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	24 years
Ocean-going Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	27 years
PSVs [Member]
Property, Plant and Equipment [Line Items]
Useful life	24 years
River Barges and Push Boats [Member]
Property, Plant and Equipment [Line Items]
Useful life	35 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.

SIGNIFICANT ACCOUNTING POLICIES, Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	13,839,000		14,105,000		13,920,000
Net loss attributable to parent [Abstract]
Loss from continuing operations	$ (63,657)		$ (18,805)		$ (4,856)
Loss from discontinued operations	0		0		(515)
Net loss attributable to Ultrapetrol (Bahamas) Limited	(63,657)		(18,805)		(5,371)
Basic and diluted weighted average number of shares (in shares)	35,382,913		29,547,365		29,525,025
Basic and diluted loss per share [Abstract]
From continuing operations (in dollars per share)	$ (1.8)		$ (0.64)		$ (0.16)
From discontinued operations (in dollars per share)	$ 0		$ 0		$ (0.02)
Basic and diluted earnings per share (in dollars per share)	$ (1.8)		$ (0.64)		$ (0.18)
Loss Contingencies [Line Items]
Gain on sale of vessels, net	3,564		0		724
Other	911		(34)		(61)
Other operating income, net	8,376	[1]	8,257	[1]	617	[1]
Litigation settlement, gross			5,308
Legal fees			560
Income Taxes [Abstract]
Income tax examination, period of examination, minimum	3 years
Income tax examination, period of examination, maximum	7 years
Arbitration Award [Member]
Loss Contingencies [Line Items]
Gain on settlement	0	[2]	4,748	[2]	0	[2]
Insurance Claims [Member]
Loss Contingencies [Line Items]
Gain on settlement	$ 3,901	[3]	$ 3,543	[3]	$ (46)	[3]
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	459,000		349,000		349,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	329,000		705,000		520,000
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	13,051,000		13,051,000		13,051,000

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[2]	One of our subsidiaries in the River Business, UABL Paraguay S.A., made a claim against a former customer in an arbitration proceeding where we claim damages for non performance under a transportation contract. On December 2, 2011 a final amount of $5,308 was awarded to the Company, which was collected on December 21, 2011. Due to the disputed nature of the claim, the Company had not recognized any income related to the claim and now since the arbitration proceeding was favorably settled and collected recognizing an income of $4,748, after deducting related legal fees of $560.
[3]	Corresponds to loss of hire insurance claims.

DRY DOCK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Amounts in Dry Dock [Abstract]
Original book value	$ 23,699	$ 19,786
Accumulated amortization	(19,461)	(14,698)
Net book value	4,238	5,088
Amortization expense	$ 4,763	$ 4,078	$ 4,186

VESSELS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended							12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 03, 2012 River Business [Member]	Apr. 25, 2012 River Business [Member]	Dec. 31, 2010 Feeder Container Vessels [Member] Vessels Purchased [Member] Ocean Business [Member]	Dec. 31, 2010 Capesize Vessels [Member] Vessels Sold [Member] Ocean Business [Member]	Dec. 31, 2011 Pushboats [Member] Vessels Purchased [Member] River Business [Member]	Dec. 31, 2012 Pushboats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 Barges [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 Barges [Member] Vessels Built [Member] River Business [Member]	Dec. 31, 2012 Barges [Member] Vessels Built [Member] River Business [Member]	Dec. 31, 2012 Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member]	Dec. 31, 2012 Ocean-going Vessels [Member]	Dec. 31, 2011 Ocean-going Vessels [Member]	Dec. 31, 2010 Ocean-going Vessels [Member] Feeder Container Vessels [Member] Vessels Purchased [Member]	Dec. 31, 2012 River Barges and Push Boats [Member]	Dec. 31, 2011 River Barges and Push Boats [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 River Barges and Push Boats [Member] Pushboats [Member] Vessels Purchased [Member] River Business [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Pushboats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Barges [Member] Vessels Built [Member] River Business [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member]	Dec. 31, 2012 PSVs [Member]	Dec. 31, 2011 PSVs [Member]	Dec. 31, 2012 PSVs [Member] Vessels Built [Member] INDIA [Member]	Dec. 31, 2012 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Dec. 31, 2007 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	May 22, 2012 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Feb. 21, 2007 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Jan. 30, 2013 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] Subsequent Event [Member]	Dec. 31, 2012 Advances for PSV Construction [Member]	Dec. 31, 2011 Advances for PSV Construction [Member]	Dec. 31, 2012 Furniture and Equipment [Member]	Dec. 31, 2011 Furniture and Equipment [Member]	Dec. 31, 2012 Building, Land, Operating Base and Shipyard [Member]	Dec. 31, 2011 Building, Land, Operating Base and Shipyard [Member]
Property, Plant and Equipment [Line Items]
Original book value	$ 870,447	$ 856,410									$ 31,400	$ 9,100		$ 115,375	$ 127,468		$ 411,820	$ 398,391						$ 223,032	$ 199,453							$ 53,496	$ 68,149	$ 11,822	$ 10,458	$ 54,902	$ 52,491
Accumulated depreciation	(222,928)	(184,965)
Net book value	647,519	671,445
Depreciation expense	38,914	34,891	29,880
Capitalized interest	0	0	1,010
Acquisitions and Disposals [Abstract]
Number of vessels						2	3				42									3	1	8	14				3	4
Aggregate purchase (sale) price							36,584	2,900	3,850							26,200			13,020											88,052
Gain on sale of vessel							724		3,564	2,116
Additional acquisition costs								2,000
Lease term													10 years
Cost of vessel	870,447	856,410									31,400	9,100		115,375	127,468		411,820	398,391						223,032	199,453							53,496	68,149	11,822	10,458	54,902	52,491
Equity method ownership percentage (in hundredths)	50.00%				100.00%
Business acquisition, partner's interests acquired (in hundredths)				50.00%
Number of installments, note payable																												5
Percentage of purchase price paid in installments (in hundredths)																												20.00%
Partners interest				250
Reduction in contract price due to penalty for late delivery																													1,800		1,800
Debt instrument, periodic payment																										48,400
Remaining commitments																											$ 17,600

LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 PSVs [Member] Subsequent Event [Member]	Feb. 14, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Mar. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Subsequent Event [Member]	Jan. 23, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Subsequent Event [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Minimum [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Maximum [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2010 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2010 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche B [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche B [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Maximum [Member] Tranche B [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Dec. 31, 2011 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Pushboats [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Oceangoing Barges [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] River Barges [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member]	Dec. 31, 2011 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member]	Dec. 23, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd [Member] Payment Guarantee [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2011 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche B [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 28, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Tranche A [Member]	Dec. 31, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Minimum [Member]	Dec. 31, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Maximum [Member]	Oct. 31, 2007 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member] PSV UP Onyx [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member] PSV UP Pearl [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2010 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB AG [Member]	Dec. 31, 2011 Ingatestone Holdings Inc. DVB AG [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Dec. 31, 2011 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Dec. 31, 2009 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2011 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Standby Letters of Credit [Member]	Dec. 31, 2009 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Standby Letters of Credit [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	May 21, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2011 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 21, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Minimum [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Maximum [Member]	Dec. 31, 2012 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2007 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2011 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Maximum [Member]	Dec. 31, 2012 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2007 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2011 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Maximum [Member]	Dec. 31, 2012 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2007 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2011 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Maximum [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Minimum [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Maximum [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Pushboats [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Barges [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Re-bottoming Barges [Member]	Jan. 26, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Pushboats [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Barges [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Re-bottoming Barges [Member]	Dec. 31, 2012 UABL Paraguay and Riverpar S.A., OFID and IFC [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Dec. 31, 2011 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche A [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche B [Member]	Oct. 29, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Subsequent Event [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Subsequent Event [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member] Second Advances [Member]	Dec. 31, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 31, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 31, 2011 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 21, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 28, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Minimum [Member]	Dec. 28, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Maximum [Member]
Debt Instrument [Line Items]
Nominal value, current	$ 129,031,000	$ 21,504,000																				$ 0						$ 80,000,000					$ 900,000							$ 12,575,000									$ 2,000,000					$ 3,333,000			$ 5,639,000		$ 5,175,000			$ 1,110,000				$ 1,108,000							$ 2,174,000							$ 1,304,000							$ 3,044,000								$ 1,765,000								$ 1,176,000					$ 2,084,000																										$ 5,644,000
Nominal value, noncurrent	388,521,000	491,489,000																				180,000,000						0					5,950,000							29,650,000									11,000,000					30,833,000			8,161,000		0			14,708,000				5,438,000							20,652,000							12,391,000							28,913,000								13,235,000								8,824,000					18,766,000																										0
Total	517,552,000	512,993,000												17,250,000			34,500,000					180,000,000	180,000,000					80,000,000	80,000,000				6,850,000		7,750,000					42,225,000		38,250,000							13,000,000	15,000,000	62,075,000			34,166,000	37,500,000		13,800,000	15,525,000	5,175,000	15,525,000		15,818,000	16,928,000			6,546,000			9,303,000				22,826,000			25,000,000				13,695,000			15,000,000				31,957,000			35,000,000				15,000,000	15,000,000							0	10,000,000				93,478,000	20,850,000		0																								5,644,000		7,212,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	129,031,000
2014	208,716,000
2015	24,098,000
2016	49,091,000
2017	40,022,000
Thereafter	66,594,000
Total	517,552,000	512,993,000												17,250,000			34,500,000					180,000,000	180,000,000					80,000,000	80,000,000				6,850,000		7,750,000					42,225,000		38,250,000							13,000,000	15,000,000	62,075,000			34,166,000	37,500,000		13,800,000	15,525,000	5,175,000	15,525,000		15,818,000	16,928,000			6,546,000			9,303,000				22,826,000			25,000,000				13,695,000			15,000,000				31,957,000			35,000,000				15,000,000	15,000,000							0	10,000,000				93,478,000	20,850,000		0																								5,644,000		7,212,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument															93,600,000			60,000,000		33,600,000				180,000,000						80,000,000						15,000,000		13,000,000	2,000,000				61,306,000					25,000,000								40,000,000					18,730,000				21,500,000					13,616,000				25,000,000							15,000,000							35,000,000						15,000,000								10,000,000							42,000,000		21,000,000	21,000,000								84,000,000		21,000,000			21,000,000			21,000,000			21,000,000						20,200,000
Average undrawn amount of debt instrument considered for commitment fees																																								10,000,000
Interest Rate (in hundredths)																								9.00%						7.25%																															3.00%									6.38%	1.63%	6.38%																								4.16%	4.42%
Maturity date					Feb 15, 2017																	Nov 24, 2014																		Dec 31, 2016					Feb 29, 2016				Nov 30, 2017																	Feb 28, 2017																																																				Oct 29, 2017																Apr 13, 2013
Percentage of debt instrument matures on March 29, 2013 (in hundredths)																																								50.00%
Percentage of debt instrument matures on June 30, 2013 (in hundredths)																																								50.00%
Number of vessels			4																						13	2	337																																																																							9	64	50				9	64	50
Repurchase price percentage (in hundredths)						100.00%																101.00%
Net book value of asset pledged																						67,700,000																											84,700,000					50,900,000								24,500,000				14,100,000																																									113,000,000																											6,430,000
Loan security shortfall included in other current liabilities	13,470,000	13,614,000																																																																200,000
Conversion ratio of convertible debt (in shares)				163.1321		133.1691				163.1321
Principal amount of convertible notes used in conversion rate				1		1
Conversion price (in dollars per share)				$ 6.13		$ 7.51			$ 6.13
Number of consecutive trading days						20 days
Weighted average conversion price (in dollars per share)				$ 2.76		$ 6.13
Conversion price percentage (in hundredths)						122.50%
Percentage of common stock sales price that convertible debt may be redeemed (in hundredths)						130.00%
Percentage of convertible notes that may be redeemed (in hundredths)						100.00%
Convertible notes payable					80,000,000
Repurchase of debt								80,000,000
Loss on extinguishment of debt							2,800,000				940,000
Outstanding loan amount											18,975,000																																														13,800,000		5,175,000
Term of note																																					120 months																								17 years
Basis spread on variable rate (in hundredths)																		3.00%		2.00%																		1.20%			3.50%			1.20%				1.50%								3.00%														1.20%								1.88%	3.25%						1.88%	3.25%						1.88%	3.25%	3.65%								3.65%							4.00%										4.00%															1.25%				1.50%	3.00%
Maturity date, description																																																			Matures $5,000 the earlier of delivery of our PSV UP Pearl and February 28, 2013 and $5,000 the earlier of delivery of our PSV UP Onyx and September 30, 2013.
Debt instrument maturity amount related to vessel delivery																																																				5,000,000	5,000,000
Re-borrowed amount																																									10,000,000
Proceeds from debt											6,825,000																													8,275,000																																																													10,000,000												20,850,000		20,850,000
Prepayment amount of loan																																												18,750,000													10,275,000		12,075,000									1,849,000																																														20,850,000
Number of tranches													2																					2																																																																										2									4
Debt instrument, periodic payment																288,000			420,000																		75,000									1,075,000	1,325,000									417,000					93,000						227,000																											882,000								588,000						521,000									521,000
Balloon payment																																						4,000,000						17,300,000				5,000,000						6,667,000													2,687,000																																										10,425,000											10,425,000
Balloon payment percentage (in hundredths)																																																																																																																								50.00%
Weighted average interest rate (in hundredths)																																	1.44%							1.67%									1.97%					4.20%												3.11%							4.11%							4.11%							4.11%								4.32%																																							1.73%
Effective interest rate, minimum (in hundredths)																																	1.34%							1.59%									1.93%					4.14%																			3.94%							3.94%							3.94%																																															1.67%
Effective interest rate, maximum (in hundredths)																																	1.53%							1.74%									2.05%					4.26%																			4.44%							4.44%							4.44%																																															1.78%
Debt instrument, reduced periodic payment																																																388,000
Number of installments of $750																																																8
Installment amount for first two years of debt instrument																																																750,000
Number of installments of $500																																																24
Installment amount for years three through eight of debt instrument																																																500,000
Number of installments of $250																																																8
Installment amount for years nine and ten of debt instrument																																																250,000
Term of contract																																																	12 months							12 months											12 months																																																																				12 months
Percentage of collateral to loan balance (in hundredths)																																																	133.30%						66.70%	133.30%								133.30%			125.00%																																																		60.00%																		130.00%
Minimum employment period																																																																																																																					3 years
Period installment payments commence																																																																																																																					3 months
Commitment fee percentage (in hundredths)											1.50%	0.50%																												1.75%																																																																													1.60%
Amount available for each ship																		15,000,000
Reduced basis spread on variable rate (in hundredths)																		2.00%
Single amount of advances, maximum																					8,400,000																																			20,000,000
Aggregate amount of advances																																																																																																																											5,000,000	16,000,000		5,000,000	16,000,000		5,000,000	16,000,000		5,000,000	16,000,000
Number of installments																			20																																					32					204																																															20									20
Required available cash per financial covenants											5,000,000																				20,000,000																									5,000,000					5,000,000
Required equity ratio per financial covenants (in hundredths)											30.00%																				20.00%																									30.00%					30.00%																																																							10.00%		20.00%
Required equity per financial covenants											75,000,000																				150,000,000																							75,000,000							75,000,000
Required ratio of consolidated EBITDA to consolidated debt service											1.5																																													1.5					1.5
Number of quarters											4																																																		4													4																				4								4														4																			4
Financing fee percentage (in hundredths)																																																																	1.50%
Annual commission fee percentage (in hundredths)																																																																	2.00%
Debt instrument, settlement fee percentage (in hundredths)																																																																	1.00%
Number of advances																																																								2																																																				2									2
Required ratio of financial indebtedness to tangible net worth per financial covenants																																																																																																																																							2.5
Required ratio of EBITDA to interest expense per financial covenants																																																																																																																																							2
Installment amount for first nine payments																																																																											1,087,000						652,000							1,522,000
Number of installments of $1,087																																																																											9
Number of installments of $1,902																																																																											8
Number of installments of $1,522																																																																																									9
Number of installments of $652																																																																																		9
Number of installments of $2,663																																																																																									8
Number of installments of $1,141																																																																																		8
Installment amount for last eight payments																																																																										1,902,000							1,141,000							2,663,000
Required ratio of mortgaged vessels by outstanding amount of loans before November 2013																																																																										1.3							1.3							1.3						3								3
Required ratio of mortgaged vessels by outstanding amount of loans after November 2013																																																																										1.6							1.6							1.6						1.6								1.6
Required debt to equity ratio per financial covenants																																																																										2			1.4				2			1.4							1.4			2								2
Required historical debt service coverage ratio																																1.5																																										1			1.3				1			1.3							1.3			1.2								1.2																			1.25
Aggregate market value of pledge security for the first two years																																																																																																																				142.85%
Aggregate market value of pledge security For period thereafter																																																																																																																				150.00%
Consolidated tangible asset net worth period December 31, 2012 until September 30, 2013																																																																																																																				10,000,000
Consolidated tangible asset net worth from September 30, 2013																																																																																																																				$ 20,000,000
Required net income (in hundredths)																																																																																																																				50.00%
Period of debt service considered for liquidity required																																																																																																																				6 months
Required current ratio per financial covenants																																																																													1							1							1

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets Measured on Nonrecurring Basis [Abstract]
Impairment charge	$ 16,000	[1]	$ 0	[1]	$ 0	[1]
LIABILITIES [Abstract]
Ownership percentage of investments not estimated at fair value (in hundredths)	50.00%
Carrying Amount [Member]
ASSETS [Abstract]
Cash and cash equivalents	222,215		34,096
Restricted cash (current and noncurrent portion)	7,432		8,302
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	517,552	[2]	512,993	[2]
Estimated Fair Value [Member]
ASSETS [Abstract]
Cash and cash equivalents	222,215		34,096
Restricted cash (current and noncurrent portion)	7,432		8,302
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	517,595	[2]	468,393	[2]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0
-Interest rate swap (included in other liabilities)	0
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0
-Interest rate swap (included in other liabilities)	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	722
-Interest rate swap (included in other liabilities)	348
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	1,235
-Interest rate swap (included in other liabilities)	791
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0
-Interest rate swap (included in other liabilities)	0
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0
-Interest rate swap (included in other liabilities)	0
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used	0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used	$ 7,380

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[2]	The fair value of long term financial debt is measured using Level 2 fair value inputs.

DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2012 Cash Flow Hedge [Member]	Dec. 31, 2011 Cash Flow Hedge [Member]	Dec. 31, 2010 Minimum [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Maximum [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 FFA [Member]	Dec. 31, 2010 FFA [Member] Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Collar [Member]	Dec. 31, 2010 Interest Rate Collar [Member]	Dec. 31, 2012 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Dec. 31, 2011 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Cash Flow Hedge [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Cash Flow Hedge [Member]
Derivatives Designated as Hedging Instruments [Abstract]
Current other liabilities			$ 1,070	$ 833							$ 722	$ 582	$ 348	$ 251
Noncurrent other liabilities			2,026	1,788							1,235	1,145	791	643
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative	29,392	30,850							68,478	75,000
Floor strike rate (in hundredths)										1.69%
Cap strike rate (in hundredths)										5.00%
Interest rate (in hundredths)					0.89%	3.67%
FFA [Abstract]
Realized gain on FFA positions							10,710
Net cash settlements for FFA positions								$ 16,666

COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended							12 Months Ended				0 Months Ended		0 Months Ended			12 Months Ended			0 Months Ended						1 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2006	Jan. 17, 2006 USD ($)	Sep. 21, 2005 USD ($)	Dec. 31, 2012 PSVs [Member] USD ($)	Dec. 31, 2012 PSVs [Member] North Sea [Member]	Dec. 31, 2012 PSVs [Member] Brazil [Member]	Dec. 31, 2012 Handy Size Small Product Tanker [Member] USD ($)	Dec. 31, 2012 Jumbo Dry Barges [Member]	Apr. 06, 2008 Three-year Bareboat Charter [Member]	Dec. 31, 2012 Three-year Bareboat Charter [Member] USD ($)	Apr. 06, 2008 Three-year Bareboat Charter [Member] Minimum [Member]	Apr. 06, 2008 Three-year Bareboat Charter [Member] Maximum [Member]	Apr. 06, 2008 One-year Bareboat Charter [Member]	Dec. 31, 2012 One-year Bareboat Charter [Member] USD ($)	Dec. 31, 2011 One-year Bareboat Charter [Member] USD ($)	Dec. 31, 2010 One-year Bareboat Charter [Member] USD ($)	Nov. 12, 2012 Three year River Barge [Member]	Dec. 31, 2012 Three year River Barge [Member] USD ($)	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] Abadie Family [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] Tres Fronteras Terminal [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] UABL Terminals (Paraguay) S.A. [Member]	Mar. 22, 2010 PARAGUAY [Member] USD ($)	Mar. 22, 2010 PARAGUAY [Member] PYG	Dec. 31, 2010 PARAGUAY [Member] USD ($)	Dec. 31, 2011 PARAGUAY [Member] USD ($)	Dec. 31, 2009 ARGENTINA [Member] USD ($) T	Nov. 04, 2011 ARGENTINA [Member] USD ($)	Aug. 27, 2007 BOLIVIA [Member] USD ($)
Operating Loss Carryforwards [Line Items]
Taxes payable						$ 2,200,000
Number of years under examination				3 years
Number of matters under examination with no liability				2
Total number of matters under examination				3
Income tax examination, liability recorded	400,000				500,000
Amount of liability paid	400,000
Percentage of tax liability applied as fine (in hundredths)	100.00%			100.00%
Expense recorded from settlement with taxing authority																												1,294,000
Estimated import tax and fine																										2,000,000					900,000
Fines assessed per examination																										12,000	54,723,820
Income tax examination, possible loss																													3,000,000			5,800,000
Weight of Steel Plates (in tons)																														473
Import value of steel plates																														370,000
Offsetting tax credits																															300,000
Obras Terminales y Servicios S.A. [Abstract]
Ownership percentage of investments (in hundredths)	50.00%																					50.00%	50.00%	50.00%	50.00%
Indemnification to Sparrow under the investment agreement [Abstract]
Period for closing date for some indemnifications	16 months
Period in case of tax matter and other	6 years
Minimum indemnity obligations losses	10,000,000
Minimum indemnity obligations losses deductable	4,400,000
Maximum amount of indemnifiable losses	28,600,000
Contracts [Line Items]
Rent expense	849,000	1,119,000	1,048,000														1,536,000	1,557,000	4,940,000
Obligations under operating lease [Abstract]
2013	1,016,000												1,292,000
2014	917,000
2015	273,000
2016	68,000
2017	58,000
Total	2,332,000
Term of contract												3 years				1 year				3 years
Deadweight tonnage of vessel (in tons)												11,299				5,706
Extension of contract														35 months	37 months
Charters Out [Abstract]
Number of vessels								1	5	3	24
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013							34,238,000			18,090,000											6,600,000
2014							22,503,000			5,412,000											13,200,000
2015							13,492,000														13,200,000
2016							5,742,000														6,600,000
Total							$ 75,975,000			$ 23,502,000

INCOME TAXES (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Tax Credits Not Utilized [Member] USD ($)	Dec. 31, 2012 ARGENTINA [Member] USD ($)	Dec. 31, 2011 ARGENTINA [Member] USD ($)	Dec. 31, 2010 ARGENTINA [Member] USD ($)	Dec. 31, 2012 BRAZIL [Member] USD ($)	Dec. 31, 2012 BRAZIL [Member] BRL	Dec. 31, 2011 BRAZIL [Member] USD ($)	Dec. 31, 2010 BRAZIL [Member] USD ($)	Dec. 31, 2012 UNITED STATES [Member]	Dec. 31, 2012 PARAGUAY [Member] USD ($)	Dec. 31, 2011 PARAGUAY [Member] USD ($)	Dec. 31, 2010 PARAGUAY [Member] USD ($)	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2011 Others [Member] USD ($)	Dec. 31, 2010 Others [Member] USD ($)	Dec. 31, 2012 Tax on Minimum Presumed Income (TOMPI) [Member] ARGENTINA [Member] USD ($)	Dec. 31, 2012 Surtax [Member] BRAZIL [Member]	Dec. 31, 2012 Social Contribution [Member] BRAZIL [Member]
Taxes [Line Items]
Income tax rate (in hundredths)								15.00%	15.00%			4.00%							1.00%	10.00%	9.00%
Period tax may be imposed																			10 years
Threshold amount for additional taxes								$ 117,000	240,000
Percentage of gross shipping income subject to income tax (in hundredths)												50.00%
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	1,385,000	1,904,000	4,529,000		1,255,000	1,110,000	623,000	7,000		0	1,723,000		48,000	403,000	1,725,000	75,000	391,000	458,000
Deferred income tax (benefit) expense	(4,354,000)	(3,641,000)	1,834,000		2,541,000	4,630,000
Non-current assets	13,277,000	9,486,000			7,010,000
Income tax (benefit) expense	(2,969,000)	(1,737,000)	6,363,000
Federal income tax rate (in hundredths)	35.00%	35.00%	35.00%		35.00%			34.00%	34.00%				10.00%
Income Tax Expense (Benefit) Reconciliation [Abstract]
(Loss) income from continuing operations before income taxes	(65,733,000)	(19,972,000)	1,958,000
Sources not subject to income tax	51,203,000	20,835,000	8,609,000
Income (loss) subject to income tax	(14,530,000)	863,000	10,567,000
Tax (benefit) expense at statutory tax rate	(5,085,000)	302,000	3,698,000
Rate differential	348,000	(184,000)	(306,000)
Change in valuation allowance	1,549,000	197,000	1,215,000
Effects of foreign exchange changes related to our foreign subsidiaries	(1,479,000)	(4,020,000)	1,174,000
Income tax withholding in foreign jurisdictions	825,000	572,000	349,000
Others	873,000	1,396,000	233,000
Income tax (benefit) expense	(2,969,000)	(1,737,000)	6,363,000
Consolidated tax credits																			4,068,000
Valuation allowance for deferred tax assets	2,895,000	1,346,000
Percentage of taxable income, limitation on NOLs (in hundredths)								30.00%	30.00%
Deferred Income Tax Assets [Abstract]
Other, deferred income tax current assets	109,000	286,000
NOLs	8,788,000	2,339,000		2,192,000	7,110,000			1,678,000
TOMPI credit	4,068,000	3,694,000		703,000
Others	421,000	3,453,000
Total deferred income tax noncurrent assets	13,277,000	9,486,000			7,010,000
Valuation allowance of deferred income tax assets	(2,895,000)	(1,346,000)
Net deferred income tax noncurrent assets	10,382,000	8,140,000
Deferred Income Tax Liabilities [Abstract]
Vessels and equipment, net	13,176,000	11,292,000
Intangible assets	272,000	332,000
Unrealized exchange differences	2,120,000	3,851,000
Other	220,000	263,000
Total deferred income tax noncurrent liabilities	15,788,000	15,738,000
Net deferred income tax liabilities	$ (5,297,000)	$ (7,312,000)

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Abstract]
Current related party receivables	$ 10		$ 57
Current related party payable	3,761		1,158
Related Party Noncurrent Receivables [Abstract]
Due from related parties, noncurrent	3,852		6,478
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	2,753		4,622		1,542
Percentage of gross time charters revenues (in hundredths)	2.00%
Ownership percentage of investments (in hundredths)	50.00%
Puertos del Sur S.A. [Member]
Related Party Noncurrent Receivables [Abstract]
Due from related parties, noncurrent	0	[1]	4,283	[1]
OTS S.A. [Member]
Related Party Noncurrent Receivables [Abstract]
Due from related parties, noncurrent	3,852	[2]	2,195	[2]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	495		1,057		991
Ownership percentage of investments (in hundredths)	50.00%
Ultrapetrol bridge loan facility [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Secured credit facility	40,000
Interest on advances (in hundredths)	9.00%
Commercial Commissions [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	1,064	[3]	1,147	[3]	1,101	[3]
Agency Fees [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	$ 1,689	[4]	$ 3,475	[4]	$ 441	[4]

[1]	Since the date of our acquisition of control of Puertos de Sur S.A., our consolidated financial statements included the balances of this company.
[2]	Corresponds to temporary working capital advances. The advances have no maturity date and do no accrue interest.
[3]	Commercial commissions Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis beginning on June 25, 2003 and ending on June 25, 2013.
[4]	Agency fees Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. companies of the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.

SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2012	Jul. 02, 2012	Dec. 31, 2011	Dec. 31, 2012 2008 Share Repurchase Program [Member]	Dec. 31, 2008 2008 Share Repurchase Program [Member]	Dec. 31, 2011 Minimum [Member]	Jul. 02, 2012 Maximum [Member]	Dec. 31, 2012 Original Shareholders [Member]	Dec. 31, 2012 Original Shareholders [Member] One Vote [Member]	Dec. 31, 2012 Original Shareholders [Member] Seven Votes [Member]	Dec. 31, 2012 Inversiones Los Avellanos S.A. [Member]	Dec. 31, 2012 Sparrow Company [Member]	Dec. 31, 2012 Sparrow CI Sub Ltd [Member]	Dec. 31, 2012 Hazels (Bahamas) Investments Inc. [Member]
Shareholders [Line Items]
Common stock, shares authorized (in shares)	250,000,000		250,000,000			100,000,000	250,000,000
Number of votes per share									1	7
Stock issued (in shares)								7,864,085	150,719	7,713,366	4,735,517	93,940,000	16,060,000	3,128,568
Shares outstanding (in shares)	140,419,487		30,011,628								7,713,366
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Ownership percentage by noncontrolling owners (in hundredths)	87.90%										3.40%	66.90%	11.40%	2.20%
Period considered for moving average price of common stock	180 days
Number of directors required for approval	6
Equity, Class of Treasury Stock [Line Items]
Shares authorized amount					$ 50,000
Common shares repurchased (in shares)				3,923,094
Cost of common shares repurchased				$ 19,488

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
Interest paid	$ 30,131	$ 26,866	$ 21,750
Income taxes paid	$ 1,014	$ 316	$ 100

BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 313,169,000	[1]	$ 304,482,000	[1]	$ 230,445,000	[1]
Vessels and equipment, net	647,519,000		671,445,000
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	313,169,000		304,482,000		230,445,000
Running and voyage and manufacturing expenses	254,427,000		224,607,000		150,922,000
Depreciation and amortization	43,852,000	[2]	39,144,000	[2]	34,371,000	[2]
Segment operating (loss) profit	(25,119,000)		19,384,000		18,718,000
Segment assets	773,832,000		780,170,000		701,587,000
Investments in and receivables from affiliates	4,282,000		6,851,000		6,824,000
Loss from investment in affiliates	(1,175,000)		(1,073,000)		(341,000)
Additions to long-lived assets	40,016,000		96,112,000	[3]	105,247,000
Impairment charge	16,000,000	[2]	0	[2]	0	[2]
Reconciliation from Segment Totals to Consolidated [Abstract]
Other assets	14,271,000		16,021,000
Corporate cash and cash equivalents	222,215,000		34,096,000		105,570,000		53,201,000
Consolidated total assets	1,010,318,000		830,287,000
Major Customers [Abstract]
Major customer revenue amount	92,000,000		86,400,000		75,200,000
Major customer percentage of revenue (in hundredths)	29.00%		28.00%		33.00%
South America [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	76.00%		88.00%		87.00%
Percentage of vessels and equipment (in hundredths)	87.00%		85.00%
Revenues	238,572,000	[1]	267,420,000	[1]	199,585,000	[1]
Vessels and equipment, net	564,352,000		572,512,000
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	28,320,000	[1]	19,910,000	[1]	19,923,000	[1]
Vessels and equipment, net	25,474,000		26,571,000
Central America [Member]
Segment Reporting Information [Line Items]
Revenues	35,333,000	[1]	16,499,000	[1]	5,624,000	[1]
North America [Member]
Segment Reporting Information [Line Items]
Revenues	7,438,000	[1]	227,000	[1]	1,219,000	[1]
Asia [Member]
Segment Reporting Information [Line Items]
Revenues	3,506,000	[1]	426,000	[1]	4,094,000	[1]
Vessels and equipment, net	53,496,000		68,149,000
Other Countries [Member]
Segment Reporting Information [Line Items]
Vessels and equipment, net	4,197,000		4,213,000
ARGENTINA [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	28.00%		29.00%		30.00%
BRAZIL [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	29.00%		25.00%		27.00%
URUGUAY [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	4.00%		20.00%		13.00%
PARAGUAY [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	12.00%		12.00%		19.00%
Handy Size Small Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels	3
River Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	52.00%		57.00%		52.00%
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	163,279,000		174,594,000		120,024,000
Running and voyage and manufacturing expenses	148,653,000		132,719,000		80,702,000
Depreciation and amortization	21,996,000		20,139,000		17,248,000
Segment operating (loss) profit	(18,963,000)		13,138,000		10,244,000
Segment assets	387,484,000		392,549,000		351,388,000
Investments in and receivables from affiliates	4,032,000		6,595,000		6,537,000
Loss from investment in affiliates	(1,168,000)		(1,042,000)		(322,000)
Additions to long-lived assets	24,634,000		73,265,000	[3]	67,942,000
Major Customers [Abstract]
Major customer revenue amount	49,600,000		60,200,000		50,400,000
Major customer percentage of revenue (in hundredths)	16.00%		20.00%		22.00%
Shipyard [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	10.00%		6.00%		0.00%
Offshore Supply Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	25.00%		21.00%		24.00%
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	76,661,000		64,606,000		54,283,000
Running and voyage and manufacturing expenses	43,405,000		38,852,000		29,637,000
Depreciation and amortization	10,938,000		9,436,000		7,178,000
Segment operating (loss) profit	17,615,000		10,999,000		10,611,000
Segment assets	263,315,000		263,094,000		245,865,000
Investments in and receivables from affiliates	0		0		0
Loss from investment in affiliates	0		0		0
Additions to long-lived assets	13,405,000		19,502,000	[3]	7,141,000
Ocean Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	23.00%		22.00%		24.00%
Number of Vessels	8
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	73,229,000		65,282,000		56,138,000
Running and voyage and manufacturing expenses	62,369,000		53,036,000		40,583,000
Depreciation and amortization	10,918,000		9,569,000		9,945,000
Segment operating (loss) profit	(23,771,000)	[4]	(4,753,000)		(2,137,000)
Segment assets	123,033,000		124,527,000		104,334,000
Investments in and receivables from affiliates	250,000		256,000		287,000
Loss from investment in affiliates	(7,000)		(31,000)		(19,000)
Additions to long-lived assets	1,977,000		3,345,000	[3]	30,164,000
Ocean Business [Member] | Handy Size Small Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels	4
Ocean Business [Member] | Feeder Container Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels	2
Ocean Business [Member] | Oceangoing Tug [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1
Ocean Business [Member] | Oceangoing Barges [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1
Corporate [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Additions to long-lived assets			$ 1,751

[1]	Classified by country of domicile of charterers/costumers.
[2]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[3]	Excludes $1,751, which corresponds to additions to corporate assets.
[4]	Includes an impairment charge for our product tanker M/V Amadeo of $16,000

STOCK COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of nonemployee directors				2
Restricted Common Stock Activity [Roll Forward]
Share-based compensation expense	$ 512	$ 1,079	$ 1,266
Unrecognized compensation cost	444	157
Unrecognized compensation cost expected to be recognized in 2013	157
Unrecognized compensation cost expected to be recognized in 2014	157
Unrecognized compensation cost expected to be recognized in 2015	130
The aggregate fair market value of the stock options on the grant date	105
Performance Based Restricted Common Stock [Member]
Restricted Common Stock Activity [Roll Forward]
Share-based compensation expense	0	402	576
Stock Options [Member]
Restricted Common Stock Activity [Roll Forward]
Share-based compensation expense	18
Unrecognized compensation cost	87
Period To Grand Stock Options	3 years
Period to cliff vest stock options	1 year
Risk Free Interest Rate (in hundredths)	0.76%
Expected dividend yield (in hundredths)	0.00%
Expected stock price volatility (in hundredths)	82.00%
Excepted life	5 years 6 months
Options Activity, Shares [Roll Forward]
Under option at January 1 (in shares)	348,750	348,750	348,750
Options granted (in shares)	109,762	0	0
Options exercised (in shares)	0	0	0
Options forfeited or expired (in shares)	0	0	0
Under option at December 31 (in shares)	458,512	348,750	348,750
Options exercisable at December 31 (in shares)	348,750	348,750	348,750
Options Activity, Exercise price
Under option at January 1 (in dollars per share)	$ 8.71	$ 11	$ 11	11
Options granted (in dollars per share)	$ 1.43	$ 0	$ 0
Options exercised (in dollars per share)	$ 0	$ 0	$ 0
Options forfeited or expired (in dollars per share)	$ 0	$ 0	$ 0
Under option at December 31 (in dollars per share)	$ 8.71	$ 11	$ 11	11
Options exercisable at December 31 (in dollars per share)	$ 11	$ 11	$ 11
Intrinsic value of options outstanding	24	0
Intrinsic value of options exercisable	$ 0	$ 0
Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Renewal period of contract	3 years
Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] | Performance Based Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	3
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	5,000,000
Period options cannot be exercised	1 year
Period options cannot be sold	1 year
Term of options	10 years
2006 Plan [Member] | Performance Based Restricted Common Stock [Member]
Restricted Common Stock Activity [Roll Forward]
Nonvested shares outstanding at January 1 (in shares)	680,781	703,827	755,914
Granted (in shares)	329,375	0	12,689
Vested (in shares)	(524,312)	(23,046)	(25,640)
Forfeited (in shares)	(156,469)	0	(39,136)
Nonvested shares outstanding at December 31 (in shares)	329,375	680,781	703,827
2006 Plan shares issued as of the end of year (in shares)	1,246,503	838,644	783,358
Shares available for issuance under 2006 Plan as of the end of year (in shares)	3,753,497	4,161,356	4,216,642
2006 Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	3
2006 Plan [Member] | Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] | Performance Based Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded (in shares)	329,375			329,375
Number of companies	3
Vesting period of stock	3 years
Market value of stock on grant date (in dollars per share)	$ 1.43			5.11
Restricted Common Stock Activity [Roll Forward]
Vested (in shares)	(172,906)
Forfeited (in shares)	(156,469)
2006 Plan [Member] | Non-employee Director [Member] | Performance Based Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of stock on grant date (in dollars per share)			$ 6.83	4.92
Annual vesting installments of shares granted to nonemployee director (in shares)	5,837	6,852
Restricted Common Stock Activity [Roll Forward]
Granted (in shares)			12,689	97,164
Vested (in shares)	(16,194)	(23,046)	(25,640)
Forfeited (in shares)	(39,136)
2006 Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	1
2006 Plan [Member] | Executive Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	1
2006 Plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	1

BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 30, 2013	Apr. 25, 2012
BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES [Abstract]
Number of new built jumbo dry barges agreed to sell			24
Charter period	10 years
Number of jumbo dry barges delivered and lease back	14	10
Obligations under operating lease [Abstract]
2013	$ 2,019
2014	1,949
2015	1,879
2016	1,809
2017	1,739
Thereafter	7,430
Total	16,825
Rent expense	$ 266

SUPPLEMENTAL GUARANTOR INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2012 Parent [Member]	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]		Dec. 31, 2012 Combined Subsidiary Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Guarantors [Member]	Dec. 31, 2010 Combined Subsidiary Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2010 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2012 Consolidating Adjustments [Member]	Dec. 31, 2011 Consolidating Adjustments [Member]	Dec. 31, 2010 Consolidating Adjustments [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]
Debt Instrument [Line Items]
Face amount of debt instrument																						$ 180,000
Interest Rate (in hundredths)																						9.00%
Current assets
Receivables from related parties	10		57					307,343	297,324			124,498	101,196		34,244	30,751		(466,075)	(429,214)
Other current assets	306,980		106,076					201,491	3,773			55,084	46,055		50,405	56,248		0	0
Total current assets	306,990		106,133					508,834	301,097			179,582	147,251		84,649	86,999		(466,075)	(429,214)
Noncurrent assets
Vessels and equipment, net	647,519		671,445					0	0			218,832	212,324		429,574	460,066		(887)	(945)
Investments in affiliates	251		373					151,447	201,323			0	0		251	373		(151,447)	(201,323)
Other noncurrent assets	55,558		52,336					5,171	6,825			17,173	7,850		42,134	63,704		(8,920)	(26,043)
Total noncurrent assets	703,328		724,154					156,618	208,148			236,005	220,174		471,959	524,143		(161,254)	(228,311)
Total assets	1,010,318		830,287					665,452	509,245			415,587	367,425		556,608	611,142		(627,329)	(657,525)
Current Liabilities
Payable to related parties	3,761		1,158					0	0			194,805	127,664		275,031	302,708		(466,075)	(429,214)
Current portion of long-term financial debt	129,031		21,504					80,000	0			6,420	3,478		42,611	18,026		0	0		0
Other current liabilities	65,953		51,226					5,701	4,948			34,441	19,223		25,811	27,055		0	0
Total current liabilities	198,745		73,888					85,701	4,948			235,666	150,365		343,453	347,789		(466,075)	(429,214)
Noncurrent Liabilities
Due to affiliates	0		0					0	0			8,920	26,043		0	0		(8,920)	(26,043)
Long-term financial debt	388,521		491,489					180,000	260,000			55,102	51,522		153,419	179,967		0	0		180,000
Other noncurrent liabilities	16,553		14,739						0			262	218		16,291	14,521		0	0
Total noncurrent liabilities	405,074		506,228					180,000	260,000			64,284	77,783		169,710	194,488		(8,920)	(26,043)
Total liabilities	603,819		580,116					265,701	264,948			299,950	228,148		513,163	542,277		(474,995)	(455,257)
Equity of Ultrapetrol (Bahamas) Limited	399,751		244,297					399,751	244,297			115,637	139,277		43,445	68,865		(159,082)	(208,142)
Noncontrolling interest	6,748		5,874					0	0			0	0		0	0		6,748	5,874
Total equity	406,499		250,171		268,794		288,583	399,751	244,297			115,637	139,277		43,445	68,865		(152,334)	(202,268)
Total liabilities and equity	1,010,318		830,287					665,452	509,245			415,587	367,425		556,608	611,142		(627,329)	(657,525)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	313,169		304,482		230,445			0	0	0		121,985	129,340	106,014	205,112	190,630	133,015	(13,928)	(15,488)	(8,584)
Operating expenses	(338,288)	[1]	(285,098)	[1]	(211,727)	[1]		0	(8,490)	(8,332)		(133,209)	(112,238)	(89,245)	(218,949)	(179,800)	(122,676)	13,870	15,430	8,526
Operating (loss) profit	(25,119)		19,384		18,718			0	(8,490)	(8,332)		(11,224)	17,102	16,769	(13,837)	10,830	10,339	(58)	(58)	(58)
Investments in affiliates	(1,175)		(1,073)		(341)			(49,470)	(7,886)	8,153	[2]	0	0	0	(1,175)	(1,073)	(341)	49,470	7,886	(8,153)
Other (expenses) income	(39,439)		(38,283)		(16,419)			(14,187)	(2,429)	(5,192)		(15,185)	(23,212)	(1,197)	(10,067)	(12,642)	(10,030)	0	0	0
(Loss) Income from continuing operations before income taxes	(65,733)		(19,972)		1,958			(63,657)	(18,805)	(5,371)		(26,409)	(6,110)	15,572	(25,079)	(2,885)	(32)	49,412	7,828	(8,211)
Income taxes benefit (expense)	2,969		1,737		(6,363)			0	0	0		2,769	1,550	313	200	187	(6,676)	0	0	0
Loss from continuing operations	(62,764)		(18,235)		(4,405)			(63,657)	(18,805)	(5,371)		(23,640)	(4,560)	15,885	(24,879)	(2,698)	(6,708)	49,412	7,828	(8,211)
Loss from discontinued operations	0		0		(515)			0	0	0		0	0	0	0	0	(515)	0	0	0
Net loss								(63,657)	(18,805)	(5,371)		(23,640)	(4,560)	15,885	(24,879)	(2,698)	(7,223)	49,412	7,828	(8,211)
Net loss	(62,764)		(18,235)		(4,920)			(62,764)	(18,235)	(4,920)		(23,640)	(4,560)	13,169	(23,986)	(2,128)	5,307	47,626	6,688	(18,476)
Net income attributable to noncontrolling interest	893		570		451			0	0	0		0	0	0	0	0	0	893	570	451
Net loss attributable to Ultrapetrol (Bahamas) Limited	(63,657)		(18,805)		(5,371)			(63,657)	(18,805)	(5,371)		(23,640)	(4,560)	15,885	(24,879)	(2,698)	(7,223)	48,519	7,258	(8,662)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net loss	(62,764)		(18,235)		(4,920)			(62,764)	(18,235)	(4,920)		(23,640)	(4,560)	13,169	(23,986)	(2,128)	5,307	47,626	6,688	(18,476)
Loss from discontinued operations	0		0		515			0	0	0		0	0	0	0	0	515	0	0	0
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	58,829		33,007		25,249			51,532	12,134	(1,601)		(1,935)	21,396	(2,539)	56,858	6,165	10,913	(47,626)	(6,688)	18,476
Net cash (used in) provided by operating activities from continuing operations	(3,935)		14,772		20,844			(11,232)	(6,101)	(6,521)		(25,575)	16,836	10,630	32,872	4,037	16,735	0	0	0
Net cash (used in) provided by operating activities from discontinued operations	0		(15)		(1,950)			0	0	0		0	0	0	0	(15)	(1,950)	0	0	0
Net cash (used in) provided by operating activities	(3,935)		14,757		18,894			(11,232)	(6,101)	(6,521)		(25,575)	16,836	10,630	32,872	4,022	14,785	0	0	0
Intercompany sources	0		0		0			(10,019)	(17,947)	(60,822)		43,839	(1,322)	(16,189)	(16,697)	(6,774)	0	(17,123)	26,043	77,011
Non-subsidiary sources	(32,513)		(97,863)		(56,089)			0	0	0		(14,985)	(42,907)	(3,850)	(17,528)	(54,956)	(52,239)	0	0	0
Net cash (used in) investing activities from continuing operations	(32,513)		(97,863)		(56,089)				(17,947)	(60,822)			(44,229)	(20,039)		(61,730)	(52,239)		26,043	77,011
Net cash provided by investing activities from discontinued operations	0		0		1,950					0				0			1,950			0
Net cash (used in) provided by investing activities	(32,513)		(97,863)		(54,139)			(10,019)		(60,822)		28,854		(20,039)	(34,225)		(50,289)	(17,123)		77,011
Intercompany sources	0		0		0			0	0	0		(17,123)	26,043	0	0	0	77,011	17,123	(26,043)	(77,011)
Non-subsidiary sources	224,567		11,632		87,614			219,122	(15,000)	75,281		6,315	14,963	0	(870)	11,669	12,333	0	0	0
Net cash (used in) provided by financing activities	224,567		11,632		87,614			219,122	(15,000)	75,281		(10,808)	41,006	0	(870)	11,669	89,344	17,123	(26,043)	(77,011)
Net (decrease) increase in cash and cash equivalents	$ 188,119		$ (71,474)		$ 52,369			$ 197,871	$ (39,048)	$ 7,938		$ (7,529)	$ 13,613	$ (9,409)	$ (2,223)	$ (46,039)	$ 53,840	$ 0	$ 0	$ 0

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[2]	Includes a loss of $515 related to discontinued operations.